UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (59.9%)[1]
Consumer Discretionary (7.3%)
	Home Depot Inc.	974,702	68,015
	McDonald's Corp.	653,738	65,171
*	Amazon.com Inc.	237,052	63,172
	Comcast Corp. Class A	1,490,990	62,637
	Walt Disney Co.	1,059,265	60,166
	News Corp. Class A	1,249,858	38,146
	Time Warner Inc.	578,839	33,353
	Ford Motor Co.	2,510,680	33,015
	Target Corp.	422,687	28,933
	NIKE Inc. Class B	468,470	27,644
	Lowe's Cos. Inc.	723,561	27,437
	Starbucks Corp.	464,048	26,432
*	priceline.com Inc.	32,492	22,352
	Yum! Brands Inc.	293,711	21,130
	TJX Cos. Inc.	451,528	21,109
*	DIRECTV	354,836	20,087
	Time Warner Cable Inc.	192,629	18,504
	Viacom Inc. Class B	299,592	18,446
	CBS Corp. Class B	381,650	17,819
	Johnson Controls Inc.	444,381	15,584
	Las Vegas Sands Corp.	240,878	13,573
*	General Motors Co.	445,279	12,388
	Macy's Inc.	257,094	10,757
	Carnival Corp.	308,926	10,596
*	Dollar General Corp.	202,464	10,241
	Omnicom Group Inc.	171,716	10,114
	Mattel Inc.	224,490	9,830
	VF Corp.	57,270	9,607
	Coach Inc.	184,509	9,224
	Delphi Automotive plc	205,600	9,129
*	Bed Bath & Beyond Inc.	141,406	9,109
	Comcast Corp.	228,274	9,044
*	AutoZone Inc.	22,500	8,927
	Virgin Media Inc.	175,468	8,593
	Ross Stores Inc.	137,200	8,317
	Starwood Hotels & Resorts Worldwide Inc.	127,362	8,117
	Harley-Davidson Inc.	147,302	7,851
	Gap Inc.	218,098	7,721
	Genuine Parts Co.	95,768	7,470
*	Discovery Communications Inc. Class A	94,194	7,417
*	O'Reilly Automotive Inc.	70,878	7,269
*	Liberty Interactive Corp. Class A	334,674	7,155
	Limited Brands Inc.	159,302	7,114
*	Dollar Tree Inc.	140,284	6,794
	Sirius XM Radio Inc.	2,199,054	6,773
	Ralph Lauren Corp. Class A	39,500	6,688
*	Chipotle Mexican Grill Inc. Class A	20,479	6,674
*	Netflix Inc.	34,666	6,566
	Wynn Resorts Ltd.	52,312	6,547

* Liberty Media Corp.	57,998	6,474
Kohl's Corp.	134,544	6,207
* CarMax Inc.	148,717	6,202
* Liberty Global Inc. Class A	84,435	6,198
Whirlpool Corp.	51,193	6,064
Staples Inc.	438,072	5,883
* BorgWarner Inc.	76,037	5,881
Wyndham Worldwide Corp.	91,167	5,878
PVH Corp.	52,503	5,608
Marriott International Inc. Class A	132,422	5,592
Nordstrom Inc.	97,661	5,394
H&R Block Inc.	176,918	5,205
Tiffany & Co.	74,309	5,167
DISH Network Corp. Class A	131,828	4,996
Newell Rubbermaid Inc.	187,147	4,885
DR Horton Inc.	191,919	4,664
* Liberty Global Inc.	67,167	4,610
* PulteGroup Inc.	226,523	4,585
PetSmart Inc.	69,870	4,339
Darden Restaurants Inc.	83,749	4,328
Expedia Inc.	71,661	4,300
Tractor Supply Co.	41,258	4,296
* Charter Communications Inc. Class A	39,487	4,114
* Mohawk Industries Inc.	36,180	4,093
* Lululemon Athletica Inc.	65,401	4,078
* Discovery Communications Inc.	57,785	4,018
* LKQ Corp.	184,292	4,010
Advance Auto Parts Inc.	48,082	3,974
Polaris Industries Inc.	42,635	3,943
Best Buy Co. Inc.	176,291	3,905
* TRW Automotive Holdings Corp.	69,995	3,850
* TripAdvisor Inc.	72,161	3,790
Family Dollar Stores Inc.	63,909	3,774
Interpublic Group of Cos. Inc.	280,459	3,654
Signet Jewelers Ltd.	52,845	3,541
Lear Corp.	62,932	3,453
* Sally Beauty Holdings Inc.	116,632	3,427
Scripps Networks Interactive Inc. Class A	52,889	3,403
* Toll Brothers Inc.	98,877	3,386
Hasbro Inc.	76,882	3,378
Foot Locker Inc.	98,284	3,365
Gannett Co. Inc.	149,878	3,278
Lennar Corp. Class A	78,173	3,243
* Ulta Salon Cosmetics & Fragrance Inc.	39,568	3,212
* Fossil Inc.	33,170	3,204
* NVR Inc.	2,937	3,172
* MGM Resorts International	239,369	3,148
Leggett & Platt Inc.	91,866	3,103
* Jarden Corp.	72,330	3,099
* Panera Bread Co. Class A	18,486	3,055
* Hanesbrands Inc.	64,022	2,917
International Game Technology	173,637	2,865
Royal Caribbean Cruises Ltd.	85,669	2,846
* Urban Outfitters Inc.	71,565	2,772
Dick's Sporting Goods Inc.	57,531	2,721
Williams-Sonoma Inc.	51,365	2,646
* Under Armour Inc. Class A	51,546	2,639

	Tupperware Brands Corp.	31,641	2,586
	Garmin Ltd.	76,519	2,528
*	Lamar Advertising Co. Class A	51,507	2,504
*	AutoNation Inc.	55,794	2,441
	Abercrombie & Fitch Co.	52,025	2,404
*	AMC Networks Inc. Class A	37,264	2,354
	GNC Holdings Inc. Class A	58,465	2,297
*	Madison Square Garden Co. Class A	38,558	2,221
	Service Corp. International	132,211	2,212
	GameStop Corp. Class A	78,704	2,201
	Dunkin' Brands Group Inc.	58,679	2,164
	American Eagle Outfitters Inc.	110,157	2,060
*	Penn National Gaming Inc.	37,646	2,049
*	Goodyear Tire & Rubber Co.	160,602	2,025
	Cinemark Holdings Inc.	68,607	2,020
	Brunswick Corp.	58,389	1,998
*	Visteon Corp.	34,559	1,994
*	Carter's Inc.	34,721	1,988
	Harman International Industries Inc.	44,522	1,987
	Cablevision Systems Corp. Class A	129,796	1,942
	Domino's Pizza Inc.	37,190	1,913
*	Cabela's Inc.	30,388	1,847
	Chico's FAS Inc.	109,468	1,839
	Brinker International Inc.	48,830	1,838
*	Tempur-Pedic International Inc.	36,763	1,825
	Washington Post Co. Class B	4,079	1,823
	Gentex Corp.	88,781	1,777
	Six Flags Entertainment Corp.	24,422	1,770
	Dana Holding Corp.	98,970	1,765
*	Liberty Ventures Class A	22,911	1,732
	Sotheby's	44,275	1,656
*,^ Tesla Motors Inc.		41,666	1,579
*	Tenneco Inc.	39,431	1,550
	Weight Watchers International Inc.	36,396	1,533
*	Ascena Retail Group Inc.	81,830	1,518
	Vail Resorts Inc.	24,151	1,505
*	Fifth & Pacific Cos. Inc.	78,077	1,474
	Dillard's Inc. Class A	18,513	1,454
*	Starz - Liberty Capital	65,398	1,449
	DSW Inc. Class A	22,166	1,414
	JC Penney Co. Inc.	93,303	1,410
	Pool Corp.	29,307	1,407
*	Sears Holdings Corp.	27,783	1,388
	Wolverine World Wide Inc.	30,716	1,363
	Aaron's Inc.	47,133	1,352
	Rent-A-Center Inc.	36,553	1,350
*	Bally Technologies Inc.	25,750	1,338
*	Big Lots Inc.	37,854	1,335
*	Hyatt Hotels Corp. Class A	30,386	1,314
	Cheesecake Factory Inc.	33,988	1,312
	HSN Inc.	23,413	1,284
*	Lions Gate Entertainment Corp.	52,965	1,259
	Cracker Barrel Old Country Store Inc.	15,453	1,249
*	Deckers Outdoor Corp.	21,752	1,211
*	Lumber Liquidators Holdings Inc.	17,125	1,203
*	Groupon Inc.	194,600	1,191
	KB Home	54,628	1,189

*	Steven Madden Ltd.	27,483	1,186
	Ryland Group Inc.	28,451	1,184
*	Pandora Media Inc.	83,200	1,178
	John Wiley & Sons Inc. Class A	30,142	1,174
*,^ Coinstar Inc.		19,888	1,162
*	Iconix Brand Group Inc.	44,909	1,162
	Pier 1 Imports Inc.	48,702	1,120
	Thor Industries Inc.	29,792	1,096
*	Life Time Fitness Inc.	25,620	1,096
	Burger King Worldwide Inc.	57,300	1,094
*	Apollo Group Inc. Class A	62,230	1,082
*	Buffalo Wild Wings Inc.	12,321	1,078
*	Live Nation Entertainment Inc.	86,759	1,073
	Men's Wearhouse Inc.	32,049	1,071
	DeVry Inc.	33,235	1,055
	Guess? Inc.	42,249	1,049
	Cooper Tire & Rubber Co.	39,568	1,015
	Wendy's Co.	177,987	1,009
*	Meritage Homes Corp.	21,256	996
*	Shutterfly Inc.	22,413	990
*	Hibbett Sports Inc.	17,437	981
	Hillenbrand Inc.	38,670	978
	News Corp. Class B	31,585	972
*	Jack in the Box Inc.	28,040	970
	Morningstar Inc.	13,845	968
*	Express Inc.	53,747	957
*	Vitamin Shoppe Inc.	19,000	928
	MDC Holdings Inc.	25,285	927
	Meredith Corp.	23,948	916
*	Genesco Inc.	15,223	915
*	ANN Inc.	31,218	906
	Buckle Inc.	19,283	900
*	HomeAway Inc.	27,308	888
*	DreamWorks Animation SKG Inc. Class A	46,808	888
	Penske Automotive Group Inc.	26,541	885
	Lennar Corp. Class B	27,434	885
	Regal Entertainment Group Class A	52,576	876
*	New York Times Co. Class A	89,106	873
	Group 1 Automotive Inc.	14,436	867
*	WMS Industries Inc.	34,342	866
	Valassis Communications Inc.	28,613	855
*	Crocs Inc.	57,309	849
	Texas Roadhouse Inc. Class A	42,024	848
*	Papa John's International Inc.	13,252	819
*	Saks Inc.	70,438	808
	Arbitron Inc.	17,172	805
	Bob Evans Farms Inc.	18,445	786
*	Francesca's Holdings Corp.	27,200	780
*	Marriott Vacations Worldwide Corp.	18,111	777
	Monro Muffler Brake Inc.	19,360	769
	Sinclair Broadcast Group Inc. Class A	36,679	742
*	Jos A Bank Clothiers Inc.	18,564	741
*	Aeropostale Inc.	53,934	734
*	Office Depot Inc.	184,659	726
*	Children's Place Retail Stores Inc.	16,097	721
*	Select Comfort Corp.	36,376	719
	Sturm Ruger & Co. Inc.	13,987	710

* Standard Pacific Corp.	80,666	697
Jones Group Inc.	54,711	696
DineEquity Inc.	10,071	693
Regis Corp.	38,039	692
Choice Hotels International Inc.	16,313	690
La-Z-Boy Inc.	36,391	687
Matthews International Corp. Class A	19,545	682
Finish Line Inc. Class A	33,991	666
* SHFL Entertainment Inc.	39,861	661
National CineMedia Inc.	41,801	660
Ethan Allen Interiors Inc.	19,828	653
* Orient-Express Hotels Ltd. Class A	64,903	640
* Helen of Troy Ltd.	16,653	639
Lithia Motors Inc. Class A	13,304	632
Dorman Products Inc.	16,312	607
* Asbury Automotive Group Inc.	16,489	605
Interval Leisure Group Inc.	27,598	600
* Krispy Kreme Doughnuts Inc.	41,334	597
* Grand Canyon Education Inc.	23,110	587
Stage Stores Inc.	22,528	583
* Quiksilver Inc.	95,371	579
International Speedway Corp. Class A	17,499	572
* Skechers U.S.A. Inc. Class A	27,037	572
OfficeMax Inc.	49,074	570
* Pinnacle Entertainment Inc.	38,258	559
* Sonic Corp.	43,150	556
Stewart Enterprises Inc. Class A	59,415	552
* BJ's Restaurants Inc.	16,575	552
Belo Corp. Class A	55,552	546
* Conn's Inc.	14,913	535
* American Axle & Manufacturing Holdings Inc.	37,520	512
* Ascent Capital Group Inc. Class A	6,741	502
Sonic Automotive Inc. Class A	22,533	499
Churchill Downs Inc.	7,056	494
* Tumi Holdings Inc.	23,600	494
* Five Below Inc.	12,800	485
Hot Topic Inc.	34,683	481
Standard Motor Products Inc.	17,253	478
* iRobot Corp.	18,622	478
* G-III Apparel Group Ltd.	11,791	473
Ameristar Casinos Inc.	17,759	466
True Religion Apparel Inc.	17,793	465
Allison Transmission Holdings Inc.	19,087	458
CEC Entertainment Inc.	13,816	452
Drew Industries Inc.	12,122	440
* AFC Enterprises Inc.	11,937	434
CBS Corp. Class A	9,200	426
Oxford Industries Inc.	7,925	421
^ Columbia Sportswear Co.	7,176	415
Scholastic Corp.	15,566	415
* K12 Inc.	16,759	404
Movado Group Inc.	11,879	398
Brown Shoe Co. Inc.	24,445	391
American Greetings Corp. Class A	24,246	390
* Scientific Games Corp. Class A	44,524	390
* American Public Education Inc.	11,102	387
Superior Industries International Inc.	20,696	387

*	Barnes & Noble Inc.	22,947	378
*	Red Robin Gourmet Burgers Inc.	8,221	375
	Strayer Education Inc.	7,743	375
*	Arctic Cat Inc.	8,517	372
*	M/I Homes Inc.	15,193	371
	Cato Corp. Class A	15,285	369
*	Pep Boys-Manny Moe & Jack	31,098	367
*	Hovnanian Enterprises Inc. Class A	61,785	357
	Fred's Inc. Class A	25,247	345
*	Steiner Leisure Ltd.	7,084	343
*	Winnebago Industries Inc.	16,278	336
*	Smith & Wesson Holding Corp.	36,893	332
*	Biglari Holdings Inc.	884	330
*	Fiesta Restaurant Group Inc.	11,626	309
*	Gentherm Inc.	18,646	305
*	Blue Nile Inc.	8,836	304
*	Ruby Tuesday Inc.	41,070	303
*	America's Car-Mart Inc.	6,119	286
	Carriage Services Inc. Class A	13,362	284
*	Zumiez Inc.	12,329	282
*	Capella Education Co.	8,854	276
*	LeapFrog Enterprises Inc.	31,292	268
*	Denny's Corp.	45,438	262
	Core-Mark Holding Co. Inc.	5,106	262
	Callaway Golf Co.	39,574	262
*	rue21 inc	8,780	258
*	Universal Electronics Inc.	10,955	255
*	Modine Manufacturing Co.	27,843	253
*,^ Boyd Gaming Corp.		30,530	253
*,^ Caesars Entertainment Corp.		15,700	249
	Destination Maternity Corp.	10,343	242
*	Cumulus Media Inc. Class A	71,291	240
	Saga Communications Inc. Class A	5,181	240
*	Multimedia Games Holding Co. Inc.	11,466	239
*	Vera Bradley Inc.	9,876	233
*	Wet Seal Inc. Class A	77,208	233
*	Maidenform Brands Inc.	13,116	230
*	Libbey Inc.	11,586	224
*	Unifi Inc.	11,691	223
	Big 5 Sporting Goods Corp.	14,278	223
	Haverty Furniture Cos. Inc.	10,595	218
^	RadioShack Corp.	63,619	214
	Harte-Hanks Inc.	26,021	203
*	Rentrak Corp.	9,150	201
*	ITT Educational Services Inc.	14,241	196
	Marcus Corp.	15,559	194
*	Cavco Industries Inc.	3,962	188
	Universal Technical Institute Inc.	14,744	186
*	Christopher & Banks Corp.	28,609	184
*	Mattress Firm Holding Corp.	5,300	183
*	EW Scripps Co. Class A	15,158	182
	Nexstar Broadcasting Group Inc. Class A	9,980	180
	Weyco Group Inc.	7,270	178
	Stein Mart Inc.	21,111	177
*	West Marine Inc.	15,389	176
	Nutrisystem Inc.	20,447	173
	PetMed Express Inc.	12,901	173

* McClatchy Co. Class A	57,809	168
* Beazer Homes USA Inc.	10,579	168
Shoe Carnival Inc.	7,711	158
* Journal Communications Inc. Class A	23,342	157
* Overstock.com Inc.	12,588	155
* Bravo Brio Restaurant Group Inc.	9,503	150
JAKKS Pacific Inc.	14,262	150
* hhgregg Inc.	13,377	148
* Fuel Systems Solutions Inc.	8,871	146
Perry Ellis International Inc.	8,020	146
Speedway Motorsports Inc.	8,106	146
* Steinway Musical Instruments Inc.	6,002	144
* Federal-Mogul Corp.	23,743	143
* Exide Technologies	52,997	143
* Destination XL Group Inc.	27,724	141
* Entercom Communications Corp. Class A	18,832	140
* Kirkland's Inc.	12,132	139
* Bluegreen Corp.	13,766	135
Bassett Furniture Industries Inc.	8,483	135
Fisher Communications Inc.	3,430	135
* Tuesday Morning Corp.	17,194	133
World Wrestling Entertainment Inc. Class A	14,953	132
* Orbitz Worldwide Inc.	22,726	130
NACCO Industries Inc. Class A	2,423	129
* Clear Channel Outdoor Holdings Inc. Class A	17,098	128
* 1-800-Flowers.com Inc. Class A	25,383	126
* Stoneridge Inc.	16,264	124
* LIN TV Corp. Class A	11,065	122
^ Blyth Inc.	6,908	120
Systemax Inc.	11,829	117
* Daily Journal Corp.	1,028	114
* Chuy's Holdings Inc.	3,500	114
* MarineMax Inc.	8,361	114
Cherokee Inc.	8,203	112
* Pacific Sunwear of California Inc.	53,748	112
* Citi Trends Inc.	10,813	111
* Sears Hometown and Outlet Stores Inc.	2,700	109
* Johnson Outdoors Inc. Class A	4,525	108
* Career Education Corp.	45,017	107
Hooker Furniture Corp.	6,619	106
* Bridgepoint Education Inc.	10,281	105
Town Sports International Holdings Inc.	11,065	105
* Zagg Inc.	14,113	103
* Bloomin' Brands Inc.	5,500	98
* Digital Generation Inc.	15,261	98
Spartan Motors Inc.	18,288	97
* Nautilus Inc.	13,242	97
* Corinthian Colleges Inc.	45,219	95
* Isle of Capri Casinos Inc.	15,073	95
* VOXX International Corp. Class A	8,832	95
* K-Swiss Inc. Class A	19,429	92
Mac-Gray Corp.	7,085	91
* Gray Television Inc.	19,179	90
* Ruth's Hospitality Group Inc.	9,350	89
Collectors Universe	7,436	88
* Luby's Inc.	11,142	83
* Geeknet Inc.	5,413	80

CSS Industries Inc.	3,040	79
Entravision Communications Corp. Class A	24,110	77
* American Apparel Inc.	34,772	75
* Zale Corp.	19,148	75
Culp Inc.	4,439	71
* TravelCenters of America LLC	7,329	70
* Vitacost.com Inc.	9,690	70
* Famous Dave's Of America Inc.	6,450	70
Lifetime Brands Inc.	6,025	69
* Morgans Hotel Group Co.	11,572	69
* Valuevision Media Inc. Class A	19,694	68
* Carmike Cinemas Inc.	3,741	68
Lincoln Educational Services Corp.	11,331	66
* Reading International Inc. Class A	11,662	65
* Premier Exhibitions Inc.	24,380	65
Flexsteel Industries Inc.	2,531	63
* Gaiam Inc. Class A	14,492	61
* Carrols Restaurant Group Inc.	11,626	60
* Monarch Casino & Resort Inc.	5,883	57
Ambassadors Group Inc.	13,225	57
AH Belo Corp. Class A	9,735	57
Marine Products Corp.	7,638	56
Shiloh Industries Inc.	5,144	55
bebe stores inc	13,194	55
* New York & Co. Inc.	12,466	51
* Gordmans Stores Inc.	4,329	51
* MTR Gaming Group Inc.	15,037	50
* Harris Interactive Inc.	29,374	49
Strattec Security Corp.	1,725	49
* Stanley Furniture Co. Inc.	10,564	47
* LifeLock Inc.	4,600	44
* Tile Shop Holdings Inc.	2,100	44
* Media General Inc. Class A	7,422	44
* Rocky Brands Inc.	3,080	42
* Tower International Inc.	2,935	41
* Black Diamond Inc.	4,414	40
* Delta Apparel Inc.	2,400	40
Bon-Ton Stores Inc.	2,944	38
* Coldwater Creek Inc.	11,703	37
* Furniture Brands International Inc.	36,291	36
* Body Central Corp.	3,839	36
* Navarre Corp.	15,747	36
* Lee Enterprises Inc.	28,123	36
* Jamba Inc.	12,383	35
Salem Communications Corp. Class A	3,960	31
Outdoor Channel Holdings Inc.	3,494	31
* Radio One Inc.	18,020	30
* Build-A-Bear Workshop Inc.	5,246	28
* Cosi Inc.	40,254	28
Trans World Entertainment Corp.	7,150	28
Escalade Inc.	4,289	26
* Bright Horizons Family Solutions Inc.	773	26
* Learning Tree International Inc.	6,906	26
* Cambium Learning Group Inc.	24,731	25
* Radio One Inc. Class A	15,550	25
* dELiA*s Inc.	25,321	25
* Century Casinos Inc.	8,747	25

*	ReachLocal Inc.	1,656	25
*	Books-A-Million Inc.	8,698	25
*	Skyline Corp.	4,088	24
*	Lakes Entertainment Inc.	8,285	24
*	SuperMedia Inc.	5,531	21
	Koss Corp.	4,241	21
	National American University Holdings Inc.	5,355	21
*	Martha Stewart Living Omnimedia Class A	7,853	21
*	Skullcandy Inc.	3,500	19
*	Cache Inc.	4,206	18
*	Empire Resorts Inc.	9,291	18
*	Motorcar Parts of America Inc.	2,786	17
*	Emerson Radio Corp.	10,262	17
*	Kid Brands Inc.	10,612	16
	Frisch's Restaurants Inc.	877	16
*	Red Lion Hotels Corp.	2,033	14
	Dover Downs Gaming & Entertainment Inc.	6,783	14
*	Rick's Cabaret International Inc.	1,511	13
	Dover Motorsports Inc.	6,600	13
*	Perfumania Holdings Inc.	2,123	12
*	Dex One Corp.	6,700	11
*	UQM Technologies Inc.	14,188	11
	Winmark Corp.	163	10
*	Hollywood Media Corp.	7,234	9
*	Joe's Jeans Inc.	4,000	7
*	ALCO Stores Inc.	785	6
*	Dixie Group Inc.	1,011	6
	Einstein Noah Restaurant Group Inc.	348	5
*,^ Orchard Supply Hardware Stores Corp. Class A		1,263	5
*	US Auto Parts Network Inc.	3,160	4
*	Quantum Fuel Systems Technologies Worldwide Inc.	3,834	2
*	Sport Chalet Inc. Class A	1,442	2
	Canterbury Park Holding Corp.	100	1
*	SPAR Group Inc.	300	1
			1,382,977
Consumer Staples (5.7%)
	Procter & Gamble Co.	1,780,773	137,226
	Coca-Cola Co.	2,614,646	105,736
	Philip Morris International Inc.	1,020,380	94,599
	Wal-Mart Stores Inc.	1,090,410	81,595
	PepsiCo Inc.	1,004,467	79,463
	Altria Group Inc.	1,315,001	45,223
	CVS Caremark Corp.	802,492	44,129
	Colgate-Palmolive Co.	304,862	35,983
	Mondelez International Inc. Class A	1,159,258	35,485
	Costco Wholesale Corp.	283,986	30,134
	Walgreen Co.	554,076	26,418
	Kimberly-Clark Corp.	254,103	24,897
	General Mills Inc.	421,575	20,788
	Kraft Foods Group Inc.	385,119	19,845
	HJ Heinz Co.	208,359	15,058
	Archer-Daniels-Midland Co.	428,015	14,437
	Sysco Corp.	382,273	13,445
	Kellogg Co.	188,733	12,160
	Kroger Co.	321,088	10,641
	Whole Foods Market Inc.	120,862	10,485
	Mead Johnson Nutrition Co.	131,908	10,216

Lorillard Inc.	252,160	10,175
Estee Lauder Cos. Inc. Class A	154,486	9,892
Reynolds American Inc.	218,222	9,709
ConAgra Foods Inc.	269,345	9,645
Hershey Co.	95,848	8,390
Clorox Co.	84,794	7,507
Bunge Ltd.	90,177	6,658
JM Smucker Co.	66,964	6,640
Beam Inc.	104,482	6,639
Coca-Cola Enterprises Inc.	177,178	6,541
Dr Pepper Snapple Group Inc.	135,309	6,353
Campbell Soup Co.	133,020	6,034
Church & Dwight Co. Inc.	90,837	5,871
Avon Products Inc.	281,037	5,826
McCormick & Co. Inc.	78,177	5,750
Brown-Forman Corp. Class B	67,372	4,810
* Constellation Brands Inc. Class A	98,118	4,674
Tyson Foods Inc. Class A	187,703	4,659
* Monster Beverage Corp.	95,050	4,538
Molson Coors Brewing Co. Class B	91,875	4,495
* Green Mountain Coffee Roasters Inc.	77,672	4,409
Safeway Inc.	157,219	4,143
Energizer Holdings Inc.	40,518	4,041
Ingredion Inc.	50,001	3,616
Hormel Foods Corp.	85,991	3,553
Hillshire Brands Co.	79,992	2,812
Flowers Foods Inc.	76,820	2,530
Herbalife Ltd.	63,817	2,390
* Smithfield Foods Inc.	81,667	2,163
* Dean Foods Co.	115,138	2,087
* Hain Celestial Group Inc.	25,574	1,562
Nu Skin Enterprises Inc. Class A	34,247	1,514
* United Natural Foods Inc.	30,671	1,509
Casey's General Stores Inc.	25,651	1,495
* TreeHouse Foods Inc.	22,656	1,476
* Darling International Inc.	78,507	1,410
Harris Teeter Supermarkets Inc.	29,283	1,251
* Fresh Market Inc.	25,640	1,097
Lancaster Colony Corp.	13,552	1,043
B&G Foods Inc.	32,959	1,005
* Rite Aid Corp.	514,844	978
PriceSmart Inc.	11,848	922
* Boston Beer Co. Inc. Class A	5,769	921
* Post Holdings Inc.	20,576	883
* Prestige Brands Holdings Inc.	34,367	883
Spectrum Brands Holdings Inc.	15,561	881
Snyders-Lance Inc.	34,235	865
Universal Corp.	14,843	832
J&J Snack Foods Corp.	10,156	781
SUPERVALU Inc.	148,403	748
Fresh Del Monte Produce Inc.	27,562	744
Sanderson Farms Inc.	13,156	719
* Elizabeth Arden Inc.	17,771	715
Seaboard Corp.	241	675
Andersons Inc.	11,689	626
Vector Group Ltd.	32,910	530
WD-40 Co.	8,317	456

*	Susser Holdings Corp.	8,335	426
	Cal-Maine Foods Inc.	9,672	412
	Tootsie Roll Industries Inc.	12,772	382
*	Boulder Brands Inc.	37,697	338
*	Revlon Inc. Class A	14,580	326
*	Pilgrim's Pride Corp.	29,835	274
*	USANA Health Sciences Inc.	5,649	273
*	Diamond Foods Inc.	16,078	271
*	Dole Food Co. Inc.	24,449	266
*	Medifast Inc.	11,181	256
*	Annie's Inc.	6,400	245
*	Central Garden and Pet Co. Class A	29,263	241
*	Chiquita Brands International Inc.	30,776	239
	Weis Markets Inc.	5,826	237
*	Alliance One International Inc.	60,677	236
	Spartan Stores Inc.	12,789	224
	Inter Parfums Inc.	8,244	201
	Nash Finch Co.	9,752	191
	Ingles Markets Inc. Class A	8,509	183
	Nutraceutical International Corp.	10,199	177
	Calavo Growers Inc.	6,112	176
	Alico Inc.	3,661	169
*	Chefs' Warehouse Inc.	9,109	168
*	Pantry Inc.	11,708	146
*,^ WhiteWave Foods Co.		8,500	145
	Coca-Cola Bottling Co. Consolidated	2,239	135
	Female Health Co.	18,607	135
*	Central Garden and Pet Co.	15,138	130
	National Beverage Corp.	9,274	130
*	Omega Protein Corp.	11,680	126
	Village Super Market Inc. Class A	3,510	118
	John B Sanfilippo & Son Inc.	5,657	113
	Lifeway Foods Inc.	8,078	112
*	Star Scientific Inc.	65,416	109
	Oil-Dri Corp. of America	3,637	99
	Griffin Land & Nurseries Inc.	2,716	82
	Limoneira Co.	3,951	76
*	Seneca Foods Corp. Class A	1,893	62
	MGP Ingredients Inc.	13,280	58
*	Farmer Bros Co.	3,475	51
	Orchids Paper Products Co.	1,953	46
	Nature's Sunshine Products Inc.	2,788	42
*	Lifevantage Corp.	17,000	40
*	Craft Brew Alliance Inc.	2,154	16
*,^ Central European Distribution Corp.		46,377	16
*	Inventure Foods Inc.	1,121	9
*	Primo Water Corp.	6,736	7
*	Overhill Farms Inc.	1,767	7
*	Mannatech Inc.	665	4
*	Crystal Rock Holdings Inc.	800	1
			1,068,960
Energy (6.0%)
	Exxon Mobil Corp.	2,920,652	263,180
	Chevron Corp.	1,266,316	150,464
	Schlumberger Ltd.	867,721	64,984
	ConocoPhillips	796,018	47,841
	Occidental Petroleum Corp.	526,072	41,228

Anadarko Petroleum Corp.	326,321	28,537
Phillips 66	406,609	28,450
Halliburton Co.	577,002	23,317
EOG Resources Inc.	177,188	22,692
Apache Corp.	255,262	19,696
National Oilwell Varco Inc.	277,445	19,629
Marathon Petroleum Corp.	215,988	19,353
Kinder Morgan Inc.	433,059	16,751
Williams Cos. Inc.	444,284	16,643
Valero Energy Corp.	359,896	16,372
Marathon Oil Corp.	460,993	15,545
Devon Energy Corp.	251,280	14,177
Hess Corp.	189,187	13,548
Noble Energy Inc.	116,387	13,461
Spectra Energy Corp.	435,616	13,395
Baker Hughes Inc.	287,740	13,354
Pioneer Natural Resources Co.	86,039	10,690
* Cameron International Corp.	161,465	10,528
Cabot Oil & Gas Corp.	136,612	9,236
Ensco plc Class A	151,070	9,064
* Southwestern Energy Co.	227,769	8,487
* FMC Technologies Inc.	154,498	8,403
Range Resources Corp.	100,385	8,135
Chesapeake Energy Corp.	391,429	7,989
Murphy Oil Corp.	119,963	7,645
HollyFrontier Corp.	131,937	6,788
* Concho Resources Inc.	64,577	6,292
Noble Corp.	164,245	6,266
* Weatherford International Ltd.	495,730	6,018
EQT Corp.	88,226	5,977
* Kinder Morgan Management LLC	63,803	5,605
Tesoro Corp.	91,769	5,373
CONSOL Energy Inc.	148,225	4,988
* Denbury Resources Inc.	251,626	4,693
Oceaneering International Inc.	70,254	4,666
Core Laboratories NV	30,323	4,182
* Cobalt International Energy Inc.	147,138	4,149
Cimarex Energy Co.	53,803	4,059
Helmerich & Payne Inc.	65,473	3,974
* Cheniere Energy Inc.	141,707	3,968
* Whiting Petroleum Corp.	76,613	3,895
* Plains Exploration & Production Co.	80,192	3,807
Peabody Energy Corp.	174,794	3,697
QEP Resources Inc.	115,662	3,683
Diamond Offshore Drilling Inc.	45,420	3,159
* Dresser-Rand Group Inc.	49,600	3,058
Nabors Industries Ltd.	180,492	2,928
* Oil States International Inc.	35,791	2,919
* Rowan Cos. plc Class A	81,494	2,882
* Superior Energy Services Inc.	102,544	2,663
* Continental Resources Inc.	30,284	2,633
SM Energy Co.	43,360	2,568
Energen Corp.	47,169	2,453
Patterson-UTI Energy Inc.	97,566	2,326
* Gulfport Energy Corp.	50,442	2,312
* WPX Energy Inc.	130,061	2,084
* Dril-Quip Inc.	23,782	2,073

*	Newfield Exploration Co.	88,410	1,982
*	Oasis Petroleum Inc.	51,921	1,977
*	Atwood Oceanics Inc.	36,400	1,912
*	Ultra Petroleum Corp.	95,073	1,911
	World Fuel Services Corp.	44,814	1,780
*	McDermott International Inc.	156,582	1,721
	Tidewater Inc.	32,875	1,660
*	Rosetta Resources Inc.	34,438	1,639
*	Kodiak Oil & Gas Corp.	174,960	1,590
	Bristow Group Inc.	24,016	1,584
*,^ SandRidge Energy Inc.		288,881	1,522
	Targa Resources Corp.	22,161	1,506
*	Helix Energy Solutions Group Inc.	65,481	1,498
	Berry Petroleum Co. Class A	31,661	1,466
*	Unit Corp.	31,740	1,446
*	SemGroup Corp. Class A	27,440	1,419
	Lufkin Industries Inc.	21,117	1,402
	Western Refining Inc.	37,809	1,339
	Energy XXI Bermuda Ltd.	49,149	1,338
*	Alpha Natural Resources Inc.	147,212	1,209
	CARBO Ceramics Inc.	13,016	1,185
*	McMoRan Exploration Co.	69,939	1,143
*	PDC Energy Inc.	20,090	996
*	Hornbeck Offshore Services Inc.	21,146	982
*	Halcon Resources Corp.	120,272	937
	Delek US Holdings Inc.	23,369	922
*	Exterran Holdings Inc.	34,015	918
	SEACOR Holdings Inc.	12,377	912
*	Geospace Technologies Corp.	8,064	870
*	Key Energy Services Inc.	97,921	791
*	Cloud Peak Energy Inc.	40,878	768
	Arch Coal Inc.	140,551	763
*	Hercules Offshore Inc.	99,247	736
	RPC Inc.	45,313	687
*	Stone Energy Corp.	30,914	672
*	Bill Barrett Corp.	31,786	644
*	EPL Oil & Gas Inc.	23,813	638
	Gulfmark Offshore Inc.	16,340	637
*	ION Geophysical Corp.	92,205	628
*	Carrizo Oil & Gas Inc.	24,142	622
	EXCO Resources Inc.	86,924	620
*	Forum Energy Technologies Inc.	21,500	618
*	Rex Energy Corp.	36,038	594
*	Clean Energy Fuels Corp.	44,754	582
*	C&J Energy Services Inc.	25,300	579
*	Northern Oil and Gas Inc.	40,126	577
*	Newpark Resources Inc.	60,292	559
	CVR Energy Inc.	10,729	554
	Crosstex Energy Inc.	28,588	551
*	Bonanza Creek Energy Inc.	13,400	518
*	Magnum Hunter Resources Corp.	126,170	506
*	TETRA Technologies Inc.	48,754	500
*	Approach Resources Inc.	19,150	471
	PBF Energy Inc.	12,500	465
*	Swift Energy Co.	31,213	462
*	Comstock Resources Inc.	26,812	436
	Rentech Inc.	175,857	413

*	Forest Oil Corp.	73,794	388
*	Goodrich Petroleum Corp.	23,962	375
*	Laredo Petroleum Holdings Inc.	20,228	370
*	Pioneer Energy Services Corp.	44,319	366
*	Parker Drilling Co.	82,335	352
*,^ Heckmann Corp.		76,947	330
	Contango Oil & Gas Co.	7,923	318
	W&T Offshore Inc.	21,220	301
*	Triangle Petroleum Corp.	42,341	279
*	PHI Inc.	8,164	279
*	Willbros Group Inc.	28,013	275
*	Sanchez Energy Corp.	13,400	267
*	Resolute Energy Corp.	22,824	263
*	Vaalco Energy Inc.	34,478	262
*	Era Group Inc.	12,077	254
*	Matrix Service Co.	16,360	244
*	Basic Energy Services Inc.	17,335	237
*	Tesco Corp.	16,637	223
*	BPZ Resources Inc.	89,596	203
	Gulf Island Fabrication Inc.	9,619	203
*	Midstates Petroleum Co. Inc.	22,800	195
*	Clayton Williams Energy Inc.	3,911	171
*	Natural Gas Services Group Inc.	8,711	168
*	Abraxas Petroleum Corp.	72,211	167
*	Matador Resources Co.	18,018	160
*	Quicksilver Resources Inc.	70,238	158
*	Warren Resources Inc.	48,391	155
*	Solazyme Inc.	17,640	138
*	FX Energy Inc.	40,981	138
*,^ Uranerz Energy Corp.		108,001	137
*	PetroQuest Energy Inc.	30,553	136
*	Cal Dive International Inc.	71,540	129
*	Vantage Drilling Co.	72,850	127
*,^ Amyris Inc.		38,345	118
*	REX American Resources Corp.	5,161	114
	Alon USA Energy Inc.	5,937	113
	Penn Virginia Corp.	27,470	111
*	Endeavour International Corp.	36,019	106
*	Harvest Natural Resources Inc.	28,113	99
	Panhandle Oil and Gas Inc. Class A	3,293	94
*	Dawson Geophysical Co.	3,085	93
*	Diamondback Energy Inc.	3,300	89
*	Green Plains Renewable Energy Inc.	6,676	76
	Bolt Technology Corp.	4,114	72
*	Callon Petroleum Co.	18,549	69
*	Hyperdynamics Corp.	105,880	64
*	RigNet Inc.	2,560	64
*	Mitcham Industries Inc.	3,689	62
*	Saratoga Resources Inc.	22,182	59
	TGC Industries Inc.	5,312	53
*	James River Coal Co.	25,858	45
*	Isramco Inc.	447	44
*	CAMAC Energy Inc.	66,121	41
*	Uranium Resources Inc.	15,592	40
*	Double Eagle Petroleum Co.	7,447	40
*	Synergy Resources Corp.	5,500	38
	Adams Resources & Energy Inc.	682	35

*	US Energy Corp. Wyoming	20,313	34
*	Gastar Exploration Ltd.	19,065	34
*	Syntroleum Corp.	80,510	32
*	Miller Energy Resources Inc.	8,243	31
*	Crimson Exploration Inc.	10,486	30
*	ZaZa Energy Corp.	16,443	30
*,^ USEC Inc.		75,859	28
*	KiOR Inc.	5,467	25
*	Westmoreland Coal Co.	2,188	25
*	Global Geophysical Services Inc.	9,113	22
*	Gevo Inc.	7,500	17
*	Renewable Energy Group Inc.	1,900	15
*	Verenium Corp.	5,463	14
*	Evolution Petroleum Corp.	1,328	13
*	PrimeEnergy Corp.	141	4
*	Gasco Energy Inc.	91,529	4
*	Houston American Energy Corp.	16,230	4
*	PostRock Energy Corp.	1,842	3
*	Barnwell Industries Inc.	1,000	3
*,^ GMX Resources Inc.		1,415	3
*	Petrocorp Inc. Escrow	8,822	—
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	4,854	—
			1,136,167
Financials (10.4%)
	Wells Fargo & Co.	3,435,972	127,097
	JPMorgan Chase & Co.	2,495,064	118,416
*	Berkshire Hathaway Inc. Class B	1,005,468	104,770
	Bank of America Corp.	7,053,488	85,911
	Citigroup Inc.	1,881,766	83,249
	American Express Co.	720,007	48,572
	US Bancorp	1,220,961	41,427
	Goldman Sachs Group Inc.	273,032	40,177
*	American International Group Inc.	962,434	37,362
	Simon Property Group Inc.	202,102	32,045
	PNC Financial Services Group Inc.	344,200	22,889
	MetLife Inc.	570,321	21,684
	Bank of New York Mellon Corp.	758,798	21,239
	Travelers Cos. Inc.	247,681	20,852
	Capital One Financial Corp.	379,285	20,842
	American Tower Corporation	256,769	19,751
	Morgan Stanley	894,868	19,669
	ACE Ltd.	220,939	19,657
	BlackRock Inc.	72,008	18,497
	Prudential Financial Inc.	301,880	17,808
	State Street Corp.	297,814	17,598
	Aflac Inc.	304,570	15,844
	Allstate Corp.	313,102	15,364
	Chubb Corp.	170,265	14,903
	HCP Inc.	295,363	14,727
	Discover Financial Services	328,218	14,717
	Public Storage	95,171	14,496
	BB&T Corp.	454,622	14,271
*	Berkshire Hathaway Inc. Class A	90	14,065
	Ventas Inc.	192,095	14,061
	Marsh & McLennan Cos. Inc.	357,489	13,574
	Franklin Resources Inc.	89,660	13,522
	CME Group Inc.	205,690	12,627

Charles Schwab Corp.	707,568	12,517
Prologis Inc.	301,407	12,050
T. Rowe Price Group Inc.	159,726	11,959
Aon plc	192,905	11,864
Health Care REIT Inc.	168,995	11,476
Weyerhaeuser Co.	355,470	11,155
Equity Residential	201,560	11,098
SunTrust Banks Inc.	350,158	10,088
Boston Properties Inc.	98,775	9,982
Ameriprise Financial Inc.	133,901	9,862
Annaly Capital Management Inc.	617,480	9,812
McGraw-Hill Cos. Inc.	183,103	9,536
Fifth Third Bancorp	583,896	9,523
AvalonBay Communities Inc.	74,581	9,447
Vornado Realty Trust	109,514	9,160
Loews Corp.	204,752	9,023
Progressive Corp.	353,422	8,931
Invesco Ltd.	289,112	8,373
American Capital Agency Corp.	252,665	8,282
Host Hotels & Resorts Inc.	471,730	8,251
Northern Trust Corp.	147,960	8,073
M&T Bank Corp.	75,464	7,785
Moody's Corp.	144,858	7,724
* IntercontinentalExchange Inc.	47,282	7,710
Regions Financial Corp.	918,722	7,524
Hartford Financial Services Group Inc.	283,453	7,313
General Growth Properties Inc.	335,619	6,672
Principal Financial Group Inc.	190,828	6,494
SLM Corp.	300,575	6,156
NYSE Euronext	157,927	6,102
KeyCorp	607,252	6,048
XL Group plc Class A	195,412	5,921
Lincoln National Corp.	178,736	5,829
Realty Income Corp.	126,408	5,733
Macerich Co.	88,761	5,714
* CIT Group Inc.	130,565	5,677
Kimco Realty Corp.	251,965	5,644
Plum Creek Timber Co. Inc.	105,106	5,487
Leucadia National Corp.	199,872	5,482
Digital Realty Trust Inc.	81,567	5,458
* Affiliated Managers Group Inc.	34,283	5,265
* CBRE Group Inc. Class A	203,444	5,137
SL Green Realty Corp.	59,459	5,120
Unum Group	179,317	5,066
Rayonier Inc.	81,215	4,846
Cincinnati Financial Corp.	100,588	4,747
Federal Realty Investment Trust	42,063	4,544
* Arch Capital Group Ltd.	84,871	4,462
Comerica Inc.	124,034	4,459
Willis Group Holdings plc	112,555	4,445
* Alleghany Corp.	10,531	4,169
Huntington Bancshares Inc.	557,048	4,117
UDR Inc.	163,299	3,950
New York Community Bancorp Inc.	273,016	3,918
Camden Property Trust	55,057	3,781
Essex Property Trust Inc.	24,784	3,732
Torchmark Corp.	61,717	3,691

Duke Realty Corp.	209,547	3,558
Raymond James Financial Inc.	76,955	3,548
Fidelity National Financial Inc. Class A	140,106	3,535
Everest Re Group Ltd.	27,043	3,512
PartnerRe Ltd.	36,029	3,355
Arthur J Gallagher & Co.	81,035	3,348
Senior Housing Properties Trust	122,091	3,276
* Genworth Financial Inc. Class A	322,676	3,227
WR Berkley Corp.	71,050	3,152
Regency Centers Corp.	58,987	3,121
American Campus Communities Inc.	68,016	3,084
Liberty Property Trust	77,096	3,065
Taubman Centers Inc.	39,229	3,047
People's United Financial Inc.	226,039	3,038
* Markel Corp.	5,970	3,006
Zions Bancorporation	120,216	3,004
Eaton Vance Corp.	71,362	2,985
Axis Capital Holdings Ltd.	71,637	2,982
First Republic Bank	76,958	2,972
TD Ameritrade Holding Corp.	143,421	2,957
Alexandria Real Estate Equities Inc.	41,482	2,944
SEI Investments Co.	101,817	2,937
Apartment Investment & Management Co. Class A	94,909	2,910
Reinsurance Group of America Inc. Class A	48,221	2,877
Two Harbors Investment Corp.	227,189	2,865
Jones Lang LaSalle Inc.	28,744	2,857
* Ocwen Financial Corp.	75,182	2,851
DDR Corp.	161,503	2,813
Lazard Ltd. Class A	82,210	2,806
HCC Insurance Holdings Inc.	66,096	2,778
National Retail Properties Inc.	75,533	2,732
* MSCI Inc. Class A	79,775	2,707
Hudson City Bancorp Inc.	311,991	2,696
Extra Space Storage Inc.	67,983	2,670
BioMed Realty Trust Inc.	120,031	2,593
Legg Mason Inc.	79,808	2,566
Kilroy Realty Corp.	48,857	2,560
Corrections Corp. of America	65,329	2,552
RenaissanceRe Holdings Ltd.	27,338	2,515
Hospitality Properties Trust	89,652	2,460
BRE Properties Inc.	50,375	2,452
Starwood Property Trust Inc.	88,004	2,443
NASDAQ OMX Group Inc.	75,563	2,441
WP Carey Inc.	35,800	2,413
Brown & Brown Inc.	75,251	2,411
Cullen/Frost Bankers Inc.	38,131	2,384
American Financial Group Inc.	50,162	2,377
Validus Holdings Ltd.	63,132	2,359
CBL & Associates Properties Inc.	99,800	2,355
East West Bancorp Inc.	91,715	2,354
Assured Guaranty Ltd.	113,952	2,349
Waddell & Reed Financial Inc. Class A	53,156	2,327
Assurant Inc.	51,579	2,322
* Signature Bank	28,722	2,262
Weingarten Realty Investors	71,466	2,255
Tanger Factory Outlet Centers	61,382	2,221
Omega Healthcare Investors Inc.	73,112	2,220

MFA Financial Inc.	233,872	2,180
Douglas Emmett Inc.	87,145	2,173
Piedmont Office Realty Trust Inc. Class A	109,475	2,145
Chimera Investment Corp.	670,176	2,138
Home Properties Inc.	33,633	2,133
Allied World Assurance Co. Holdings AG	23,001	2,133
CBOE Holdings Inc.	57,074	2,108
Commerce Bancshares Inc.	51,311	2,095
Highwoods Properties Inc.	52,515	2,078
* SVB Financial Group	29,138	2,067
First Niagara Financial Group Inc.	231,485	2,051
Old Republic International Corp.	160,793	2,044
* E*TRADE Financial Corp.	186,662	1,999
Equity Lifestyle Properties Inc.	25,681	1,972
Mid-America Apartment Communities Inc.	27,709	1,914
Protective Life Corp.	52,768	1,889
Invesco Mortgage Capital Inc.	85,840	1,836
Newcastle Investment Corp.	163,448	1,826
ProAssurance Corp.	38,188	1,807
Hatteras Financial Corp.	65,572	1,799
* Forest City Enterprises Inc. Class A	99,726	1,772
City National Corp.	29,950	1,764
* Popular Inc.	63,641	1,757
First Horizon National Corp.	164,082	1,752
Geo Group Inc.	46,293	1,742
* Howard Hughes Corp.	20,650	1,731
First American Financial Corp.	67,352	1,722
Hancock Holding Co.	55,516	1,717
Aspen Insurance Holdings Ltd.	44,133	1,703
RLJ Lodging Trust	74,459	1,695
White Mountains Insurance Group Ltd.	2,960	1,679
Post Properties Inc.	35,592	1,676
Associated Banc-Corp	110,343	1,676
Prosperity Bancshares Inc.	35,357	1,676
CommonWealth REIT	74,622	1,675
Healthcare Realty Trust Inc.	57,475	1,632
* Realogy Holdings Corp.	33,200	1,621
EPR Properties	30,745	1,600
ARMOUR Residential REIT Inc.	244,947	1,599
LaSalle Hotel Properties	62,617	1,589
Alterra Capital Holdings Ltd.	50,221	1,582
CNO Financial Group Inc.	133,713	1,531
Fulton Financial Corp.	130,410	1,526
Susquehanna Bancshares Inc.	121,510	1,510
Bank of Hawaii Corp.	29,625	1,505
Medical Properties Trust Inc.	92,529	1,484
American Realty Capital Properties Inc.	100,400	1,474
Mack-Cali Realty Corp.	51,449	1,472
Hanover Insurance Group Inc.	29,297	1,455
Federated Investors Inc. Class B	61,251	1,450
Synovus Financial Corp.	517,651	1,434
TCF Financial Corp.	95,585	1,430
Corporate Office Properties Trust	53,477	1,427
Brandywine Realty Trust	95,813	1,423
* Portfolio Recovery Associates Inc.	11,042	1,401
* Stifel Financial Corp.	39,105	1,356
CYS Investments Inc.	114,814	1,348

Ryman Hospitality Properties	29,253	1,338
DCT Industrial Trust Inc.	177,412	1,313
Retail Properties of America Inc.	87,915	1,301
Valley National Bancorp	126,373	1,294
Sovran Self Storage Inc.	20,042	1,292
Webster Financial Corp.	52,933	1,284
Lexington Realty Trust	108,825	1,284
Erie Indemnity Co. Class A	16,942	1,280
* Sunstone Hotel Investors Inc.	103,905	1,279
Endurance Specialty Holdings Ltd.	26,715	1,277
StanCorp Financial Group Inc.	29,812	1,275
CapitalSource Inc.	130,593	1,256
Redwood Trust Inc.	53,703	1,245
Potlatch Corp.	26,793	1,229
CubeSmart	77,580	1,226
FirstMerit Corp.	74,076	1,224
Washington REIT	43,944	1,223
Washington Federal Inc.	69,752	1,221
NorthStar Realty Finance Corp.	127,766	1,211
DiamondRock Hospitality Co.	129,743	1,208
Radian Group Inc.	110,866	1,187
Colonial Properties Trust	52,482	1,187
Primerica Inc.	35,369	1,159
American National Insurance Co.	13,304	1,156
LPL Financial Holdings Inc.	35,780	1,154
Platinum Underwriters Holdings Ltd.	20,596	1,149
First Industrial Realty Trust Inc.	66,312	1,136
FNB Corp.	93,739	1,134
UMB Financial Corp.	22,855	1,121
Capitol Federal Financial Inc.	90,062	1,087
Janus Capital Group Inc.	115,601	1,087
* MGIC Investment Corp.	219,331	1,086
Glimcher Realty Trust	93,325	1,083
EastGroup Properties Inc.	18,584	1,082
Financial Engines Inc.	29,824	1,080
Sun Communities Inc.	21,764	1,074
* First Cash Financial Services Inc.	18,143	1,058
Pebblebrook Hotel Trust	40,123	1,035
Equity One Inc.	43,128	1,034
* Texas Capital Bancshares Inc.	25,510	1,032
BankUnited Inc.	40,189	1,030
DuPont Fabros Technology Inc.	42,384	1,029
Cash America International Inc.	19,522	1,024
* Alexander & Baldwin Inc.	28,442	1,017
Umpqua Holdings Corp.	75,752	1,004
* MBIA Inc.	96,621	992
PennyMac Mortgage Investment Trust	38,094	986
First Financial Bankshares Inc.	19,859	965
American Capital Mortgage Investment Corp.	37,200	962
PS Business Parks Inc.	12,068	952
Cathay General Bancorp	47,092	947
Old National Bancorp	68,305	939
Kemper Corp.	28,635	934
Iberiabank Corp.	18,664	934
Acadia Realty Trust	33,597	933
RLI Corp.	12,919	928
Glacier Bancorp Inc.	48,513	921

Government Properties Income Trust	35,647	917
* Virtus Investment Partners Inc.	4,850	903
* St. Joe Co.	42,231	897
National Health Investors Inc.	13,654	894
Bank of the Ozarks Inc.	20,110	892
* Strategic Hotels & Resorts Inc.	106,733	891
Colony Financial Inc.	40,106	890
Greenhill & Co. Inc.	16,650	889
Trustmark Corp.	35,520	888
United Bankshares Inc.	33,301	886
MarketAxess Holdings Inc.	23,490	876
BancorpSouth Inc.	53,359	870
Montpelier Re Holdings Ltd.	32,989	859
Selective Insurance Group Inc.	35,687	857
Wintrust Financial Corp.	23,017	853
MB Financial Inc.	34,930	844
Capstead Mortgage Corp.	65,600	841
PrivateBancorp Inc.	44,420	840
* Walter Investment Management Corp.	22,523	839
LTC Properties Inc.	20,597	839
Symetra Financial Corp.	62,337	836
National Penn Bancshares Inc.	77,772	831
BOK Financial Corp.	13,342	831
* PHH Corp.	37,682	827
Northwest Bancshares Inc.	65,093	826
Home Loan Servicing Solutions Ltd.	35,300	824
Argo Group International Holdings Ltd.	19,397	803
* Western Alliance Bancorp	57,339	794
EverBank Financial Corp.	51,300	790
American Assets Trust Inc.	24,533	785
Education Realty Trust Inc.	74,548	785
* Altisource Portfolio Solutions SA	10,894	760
Westamerica Bancorporation	16,759	760
BBCN Bancorp Inc.	57,016	745
International Bancshares Corp.	35,256	733
* Enstar Group Ltd.	5,858	728
Amtrust Financial Services Inc.	21,002	728
Community Bank System Inc.	24,529	727
First Midwest Bancorp Inc.	54,537	724
Franklin Street Properties Corp.	49,038	717
Nelnet Inc. Class A	20,847	705
* National Financial Partners Corp.	30,927	694
Mercury General Corp.	18,191	690
Cousins Properties Inc.	64,471	689
* WisdomTree Investments Inc.	66,264	689
Sabra Health Care REIT Inc.	23,115	671
CVB Financial Corp.	59,093	666
* World Acceptance Corp.	7,720	663
Healthcare Trust of America Inc. Class A	56,402	663
* iStar Financial Inc.	60,479	659
PacWest Bancorp	22,242	647
Astoria Financial Corp.	65,661	647
* Citizens Republic Bancorp Inc.	28,639	646
* Ezcorp Inc. Class A	29,824	635
Horace Mann Educators Corp.	30,210	630
First Financial Bancorp	39,216	629
Anworth Mortgage Asset Corp.	98,398	623

*	Credit Acceptance Corp.	5,061	618
	Provident Financial Services Inc.	40,366	616
*	TFS Financial Corp.	56,252	609
	Evercore Partners Inc. Class A	14,471	602
	Inland Real Estate Corp.	58,947	595
	Chesapeake Lodging Trust	25,467	584
	Investors Bancorp Inc.	30,717	577
	Employers Holdings Inc.	24,251	569
	Hersha Hospitality Trust Class A	96,834	565
	NBT Bancorp Inc.	25,522	565
	Pennsylvania REIT	29,133	565
*	FelCor Lodging Trust Inc.	94,852	564
	Ramco-Gershenson Properties Trust	33,580	564
*,^ Zillow Inc. Class A		10,200	558
	Tower Group International Ltd.	30,019	554
	First Citizens BancShares Inc. Class A	3,017	551
	Boston Private Financial Holdings Inc.	55,396	547
*	Pinnacle Financial Partners Inc.	23,253	543
	CreXus Investment Corp.	41,645	542
*	Forestar Group Inc.	24,792	542
	Oriental Financial Group Inc.	34,884	541
	American Equity Investment Life Holding Co.	36,316	541
*	DFC Global Corp.	31,947	532
*	First BanCorp	85,320	532
*	Navigators Group Inc.	9,026	530
	Park National Corp.	7,528	525
	Home BancShares Inc.	13,660	515
	Sterling Financial Corp.	23,477	509
	AMERISAFE Inc.	14,125	502
	Oritani Financial Corp.	31,918	494
	Ashford Hospitality Trust Inc.	39,825	492
	WesBanco Inc.	20,476	490
	Investors Real Estate Trust	49,642	490
	Associated Estates Realty Corp.	25,872	482
	Infinity Property & Casualty Corp.	8,531	479
	Hudson Pacific Properties Inc.	21,932	477
	First Commonwealth Financial Corp.	63,608	475
	Columbia Banking System Inc.	21,353	469
	Apollo Residential Mortgage Inc.	20,724	462
	CNA Financial Corp.	14,052	459
*	Piper Jaffray Cos.	13,216	453
*	Encore Capital Group Inc.	14,903	449
	City Holding Co.	11,253	448
*	Nationstar Mortgage Holdings Inc.	12,100	446
	HFF Inc. Class A	22,257	444
	STAG Industrial Inc.	20,811	443
	TrustCo Bank Corp. NY	78,116	436
	Interactive Brokers Group Inc.	28,884	431
	Campus Crest Communities Inc.	30,900	429
	Universal Health Realty Income Trust	7,357	425
	Alexander's Inc.	1,287	424
*	Hanmi Financial Corp.	26,519	424
*	Netspend Holdings Inc.	26,525	421
	Rouse Properties Inc.	23,238	421
	Resource Capital Corp.	63,259	418
	Getty Realty Corp.	20,563	416
	Spirit Realty Capital Inc.	21,800	414

Chemical Financial Corp.	15,552	410
Cardinal Financial Corp.	22,505	409
Saul Centers Inc.	9,308	407
Kennedy-Wilson Holdings Inc.	26,083	405
SCBT Financial Corp.	7,994	403
* ICG Group Inc.	32,060	400
* Hilltop Holdings Inc.	29,551	399
RAIT Financial Trust	49,970	398
Dynex Capital Inc.	36,717	392
* Greenlight Capital Re Ltd. Class A	16,027	392
Retail Opportunity Investments Corp.	27,543	386
Independent Bank Corp.	11,788	384
* Wilshire Bancorp Inc.	56,616	384
Brookline Bancorp Inc.	41,790	382
* Bancorp Inc.	27,569	382
First Potomac Realty Trust	25,556	379
* Knight Capital Group Inc. Class A	101,250	377
ViewPoint Financial Group Inc.	18,465	371
Cohen & Steers Inc.	10,278	371
FBL Financial Group Inc. Class A	9,529	370
Parkway Properties Inc.	19,857	368
* Virginia Commerce Bancorp Inc.	25,820	363
Winthrop Realty Trust	28,707	361
West Coast Bancorp	14,755	358
Coresite Realty Corp.	10,210	357
Renasant Corp.	15,869	355
* Central Pacific Financial Corp.	22,211	349
AG Mortgage Investment Trust Inc.	13,585	346
Excel Trust Inc.	24,769	338
United Fire Group Inc.	13,023	332
Safety Insurance Group Inc.	6,722	330
* Beneficial Mutual Bancorp Inc.	31,911	329
Flushing Financial Corp.	19,219	326
Dime Community Bancshares Inc.	22,555	324
Community Trust Bancorp Inc.	9,446	321
Summit Hotel Properties Inc.	29,836	312
Berkshire Hills Bancorp Inc.	12,121	310
* Investment Technology Group Inc.	27,896	308
Banner Corp.	9,365	298
Lakeland Financial Corp.	11,037	295
Rockville Financial Inc.	22,386	290
* Safeguard Scientifics Inc.	18,279	289
S&T Bancorp Inc.	15,525	288
Silver Bay Realty Trust Corp.	13,891	288
Urstadt Biddle Properties Inc. Class A	13,096	285
State Bank Financial Corp.	17,249	282
Apollo Commercial Real Estate Finance Inc.	16,001	281
* Ameris Bancorp	19,124	274
Medallion Financial Corp.	20,516	271
Southside Bancshares Inc.	12,757	268
* Citizens Inc.	31,923	268
* Walker & Dunlop Inc.	14,791	266
* United Community Banks Inc.	23,360	265
Duff & Phelps Corp. Class A	17,071	265
* Metro Bancorp Inc.	15,960	264
Northfield Bancorp Inc.	23,007	261
* Southwest Bancorp Inc.	20,729	260

Maiden Holdings Ltd.	24,537	260
Arlington Asset Investment Corp. Class A	9,927	256
First Busey Corp.	55,987	256
Sandy Spring Bancorp Inc.	12,580	253
First Merchants Corp.	16,338	253
Meadowbrook Insurance Group Inc.	35,761	252
* FBR & Co.	13,184	250
* NewStar Financial Inc.	18,695	247
First Financial Corp.	7,806	246
Republic Bancorp Inc. Class A	10,781	244
1st Source Corp.	10,242	243
StellarOne Corp.	14,787	239
Trico Bancshares	13,806	236
Univest Corp. of Pennsylvania	13,499	235
1st United Bancorp Inc.	36,085	233
Western Asset Mortgage Capital Corp.	10,000	232
* Tejon Ranch Co.	7,722	230
* Flagstar Bancorp Inc.	16,489	230
* PICO Holdings Inc.	10,276	228
Provident New York Bancorp	25,130	228
* Ladenburg Thalmann Financial Services Inc.	137,254	228
Gladstone Commercial Corp.	11,598	226
First Community Bancshares Inc.	14,246	226
* Eagle Bancorp Inc.	10,305	226
Simmons First National Corp. Class A	8,764	222
National Bankshares Inc.	6,344	222
GFI Group Inc.	66,296	221
TowneBank	14,752	221
Citizens & Northern Corp.	11,216	219
Tompkins Financial Corp.	5,120	216
Cedar Realty Trust Inc.	35,306	216
MainSource Financial Group Inc.	15,307	215
German American Bancorp Inc.	9,278	213
* Taylor Capital Group Inc.	13,274	212
Stewart Information Services Corp.	8,208	209
Westfield Financial Inc.	26,868	209
BGC Partners Inc. Class A	49,311	205
Bryn Mawr Bank Corp.	8,806	205
Lakeland Bancorp Inc.	20,698	204
Ames National Corp.	9,754	203
Bancfirst Corp.	4,860	203
* BofI Holding Inc.	5,565	200
Kite Realty Group Trust	29,490	199
Enterprise Financial Services Corp.	13,818	198
* Gramercy Capital Corp.	37,816	197
WSFS Financial Corp.	4,038	196
* Sun Bancorp Inc.	57,562	196
National Western Life Insurance Co. Class A	1,114	196
Consolidated-Tomoka Land Co.	4,991	196
Marlin Business Services Corp.	8,375	194
* Heritage Commerce Corp.	28,758	194
* Cowen Group Inc. Class A	67,701	191
Select Income REIT	7,200	190
* eHealth Inc.	10,600	190
* Green Dot Corp. Class A	11,252	188
Washington Trust Bancorp Inc.	6,773	185
* Suffolk Bancorp	13,005	185

* Seacoast Banking Corp. of Florida	88,489	185
CapLease Inc.	29,027	185
Peoples Bancorp Inc.	8,225	184
* Bridge Capital Holdings	11,811	180
Union First Market Bankshares Corp.	9,054	177
* Consumer Portfolio Services Inc.	14,900	174
First Bancorp	12,921	174
* OmniAmerican Bancorp Inc.	6,883	174
Bank Mutual Corp.	30,162	167
* Guaranty Bancorp	79,151	166
* Global Indemnity plc	7,132	165
Merchants Bancshares Inc.	5,163	156
Heartland Financial USA Inc.	6,154	156
Monmouth Real Estate Investment Corp. Class A	13,830	154
SY Bancorp Inc.	6,823	154
* MetroCorp Bancshares Inc.	15,000	151
Westwood Holdings Group Inc.	3,373	150
* Preferred Bank	9,491	150
Agree Realty Corp.	4,855	146
OneBeacon Insurance Group Ltd. Class A	10,739	145
First Financial Holdings Inc.	6,851	144
Financial Institutions Inc.	7,107	142
Tree.com Inc.	7,430	137
* Macatawa Bank Corp.	24,939	135
One Liberty Properties Inc.	6,187	134
* United Community Financial Corp.	34,582	134
* INTL. FCStone Inc.	7,701	134
First Bancorp Inc.	7,436	134
CoBiz Financial Inc.	16,515	133
CyrusOne Inc.	5,800	132
Arrow Financial Corp.	5,261	130
Calamos Asset Management Inc. Class A	10,993	129
* Waterstone Financial Inc.	15,579	129
BankFinancial Corp.	15,767	128
ESB Financial Corp.	9,290	127
Hudson Valley Holding Corp.	8,526	127
New York Mortgage Trust Inc.	16,600	125
ESSA Bancorp Inc.	11,543	125
Great Southern Bancorp Inc.	5,104	124
GAMCO Investors Inc.	2,323	123
Center Bancorp Inc.	9,838	122
* Hampton Roads Bankshares Inc.	90,562	119
* First Financial Northwest Inc.	15,135	118
* MPG Office Trust Inc.	42,509	117
* SWS Group Inc.	19,275	117
CFS Bancorp Inc.	14,578	116
Territorial Bancorp Inc.	4,784	114
Sterling Bancorp	11,105	113
State Auto Financial Corp.	6,441	112
Provident Financial Holdings Inc.	6,338	108
Oppenheimer Holdings Inc. Class A	5,519	107
Camden National Corp.	3,245	107
* CIFC Corp.	12,808	105
EMC Insurance Group Inc.	3,988	105
* Doral Financial Corp.	146,434	103
FXCM Inc. Class A	7,449	102
West Bancorporation Inc.	9,152	102

Centerstate Banks Inc.	11,805	101
OceanFirst Financial Corp.	6,912	100
Northrim BanCorp Inc.	4,388	99
Donegal Group Inc. Class A	6,422	98
Penns Woods Bancorp Inc.	2,387	98
Eastern Insurance Holdings Inc.	5,106	96
Washington Banking Co.	6,749	94
Fox Chase Bancorp Inc.	5,447	92
Pulaski Financial Corp.	8,623	91
First Interstate Bancsystem Inc.	4,825	91
United Financial Bancorp Inc.	5,953	90
Arbor Realty Trust Inc.	11,271	88
* HomeTrust Bancshares Inc.	5,500	87
* Phoenix Cos. Inc.	2,817	87
Federal Agricultural Mortgage Corp. Class A	3,500	86
Peapack Gladstone Financial Corp.	5,610	84
* FNB United Corp.	8,446	82
Heritage Financial Corp.	5,569	81
Chatham Lodging Trust	4,493	79
Crawford & Co. Class B	10,423	79
* Pacific Mercantile Bancorp	12,873	75
UMH Properties Inc.	7,300	75
* Asset Acceptance Capital Corp.	10,857	73
* Altisource Residential Corp.	3,631	73
Asta Funding Inc.	7,505	72
* American Safety Insurance Holdings Ltd.	2,883	72
Resource America Inc. Class A	7,178	71
Century Bancorp Inc. Class A	2,107	71
Baldwin & Lyons Inc.	2,995	71
* Intervest Bancshares Corp. Class A	12,083	71
* NewBridge Bancorp	11,952	70
American National Bankshares Inc.	3,239	70
First Connecticut Bancorp Inc.	4,669	69
HF Financial Corp.	5,010	69
* First Marblehead Corp.	67,951	69
Sierra Bancorp	5,207	68
JMP Group Inc.	9,836	68
Home Federal Bancorp Inc.	5,290	68
Cape Bancorp Inc.	7,322	67
Simplicity Bancorp Inc.	4,371	66
First Defiance Financial Corp.	2,812	66
Diamond Hill Investment Group Inc.	834	65
Terreno Realty Corp.	3,581	64
* HomeStreet Inc.	2,800	63
Pacific Continental Corp.	5,542	62
* Capital City Bank Group Inc.	4,949	61
Thomas Properties Group Inc.	11,860	61
CNB Financial Corp.	3,343	57
Investors Title Co.	812	56
Bank of Marin Bancorp	1,395	56
First M&F Corp.	3,952	56
Federal Agricultural Mortgage Corp.	1,811	56
First of Long Island Corp.	1,878	56
Franklin Financial Corp.	3,011	55
* Independent Bank Corp.	6,486	55
Whitestone REIT	3,600	54
* Park Sterling Corp.	9,477	53

MidSouth Bancorp Inc.	3,241	53
Mercantile Bank Corp.	3,113	52
* Home Bancorp Inc.	2,733	51
Kansas City Life Insurance Co.	1,298	51
US Global Investors Inc. Class A	12,153	45
Capital Trust Inc. Class A	16,219	44
Bridge Bancorp Inc.	2,002	43
Independence Holding Co.	4,185	43
* AV Homes Inc.	3,128	42
MutualFirst Financial Inc.	2,926	42
* BBX Capital Corp.	5,030	41
Artio Global Investors Inc. Class A	14,675	40
Life Partners Holdings Inc.	10,173	40
Codorus Valley Bancorp Inc.	2,411	40
HopFed Bancorp Inc.	3,515	38
* Unity Bancorp Inc.	5,863	38
National Interstate Corp.	1,253	38
PMC Commercial Trust	4,948	37
* Orrstown Financial Services Inc.	2,523	37
* Gleacher & Co. Inc.	54,657	33
TF Financial Corp.	1,219	31
Wayne Savings Bancshares Inc.	3,056	31
Cheviot Financial Corp.	2,571	29
* Republic First Bancorp Inc.	10,119	28
* Jefferson Bancshares Inc.	5,500	28
Pzena Investment Management Inc. Class A	4,277	28
* Fidelity Southern Corp.	2,365	27
QCR Holdings Inc.	1,647	27
* Farmers Capital Bank Corp.	1,430	27
SI Financial Group Inc.	2,146	26
Meta Financial Group Inc.	976	26
Bar Harbor Bankshares	695	25
* Eastern Virginia Bankshares Inc.	4,460	25
Evans Bancorp Inc.	1,390	25
* First Acceptance Corp.	18,537	25
Bank of Kentucky Financial Corp.	912	25
Homeowners Choice Inc.	900	25
Hawthorn Bancshares Inc.	2,123	24
Atlanticus Holdings Corp.	6,358	23
* North Valley Bancorp	1,309	23
National Bank Holdings Corp. Class A	1,200	22
* Shore Bancshares Inc.	3,101	21
Manning & Napier Inc.	1,260	21
* First California Financial Group Inc.	2,400	20
Premier Financial Bancorp Inc.	1,706	20
* Fortegra Financial Corp.	2,256	20
* Old Second Bancorp Inc.	6,115	19
Clifton Savings Bancorp Inc.	1,535	19
Gain Capital Holdings Inc.	4,219	19
First Pactrust Bancorp Inc.	1,647	19
Charter Financial Corp.	1,426	18
Ameriana Bancorp	2,003	18
Berkshire Bancorp Inc.	2,000	17
C&F Financial Corp.	395	16
* NASB Financial Inc.	739	16
MidWestOne Financial Group Inc.	642	15
Heritage Financial Group Inc.	955	14

Middleburg Financial Corp.	698	14
Peoples Bancorp of North Carolina Inc.	1,166	13
* American Independence Corp.	1,827	13
Hingham Institution for Savings	178	12
* Premierwest Bancorp	4,710	9
* Yadkin Valley Financial Corp.	2,300	9
* Riverview Bancorp Inc.	3,447	9
Crawford & Co. Class A	1,640	9
* Capital Bank Financial Corp.	500	9
* Hallmark Financial Services	830	7
Institutional Financial Markets Inc.	2,883	7
QC Holdings Inc.	2,008	6
* Royal Bancshares of Pennsylvania Inc.	4,060	6
Rurban Financial Corp.	700	6
California First National Bancorp	342	6
* Firstcity Financial Corp.	518	5
Salisbury Bancorp Inc.	198	5
* ZipRealty Inc.	900	3
Alliance Bancorp Inc. of Pennsylvania	200	3
* United Community Financial Corp. Rights 12/31/4	34,582	2
United Bancorp Inc.	287	2
* Maui Land & Pineapple Co. Inc.	499	2
Citizens Holding Co.	100	2
* Vestin Realty Mortgage II Inc.	1,269	2
Northeast Bancorp	100	1
* Southern Community Financial Corp. Contingent Value Rights	1,940	—
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
* Mission West Properties Inc.	13,394	—
		1,957,835
Health Care (7.3%)
Johnson & Johnson	1,822,255	148,568
Pfizer Inc.	4,686,288	135,246
Merck & Co. Inc.	1,973,949	87,308
Amgen Inc.	487,846	50,009
* Gilead Sciences Inc.	992,426	48,559
Bristol-Myers Squibb Co.	1,071,874	44,150
AbbVie Inc.	1,030,468	42,022
UnitedHealth Group Inc.	668,199	38,228
Eli Lilly & Co.	665,529	37,795
Abbott Laboratories	1,026,368	36,251
* Celgene Corp.	275,790	31,967
Medtronic Inc.	659,370	30,964
* Express Scripts Holding Co.	533,640	30,764
* Biogen Idec Inc.	153,763	29,662
Baxter International Inc.	356,771	25,916
Allergan Inc.	194,304	21,690
Covidien plc	307,678	20,873
Thermo Fisher Scientific Inc.	233,911	17,892
McKesson Corp.	153,411	16,562
WellPoint Inc.	198,041	13,116
* Intuitive Surgical Inc.	26,165	12,852
Becton Dickinson and Co.	128,167	12,254
Stryker Corp.	185,233	12,085
* Alexion Pharmaceuticals Inc.	127,193	11,720
Cigna Corp.	185,726	11,584
Aetna Inc.	217,405	11,114
* Cerner Corp.	101,094	9,579

Agilent Technologies Inc.	226,682	9,514
Cardinal Health Inc.	222,027	9,241
* Regeneron Pharmaceuticals Inc.	49,096	8,661
Zimmer Holdings Inc.	112,726	8,479
* DaVita HealthCare Partners Inc.	68,832	8,163
AmerisourceBergen Corp. Class A	152,998	7,872
* Vertex Pharmaceuticals Inc.	140,923	7,748
* Mylan Inc.	264,710	7,661
* Actavis Inc.	82,975	7,643
St. Jude Medical Inc.	184,317	7,454
* Life Technologies Corp.	111,830	7,228
Humana Inc.	102,784	7,103
* Catamaran Corp.	133,216	7,064
HCA Holdings Inc.	172,909	7,025
* Boston Scientific Corp.	892,209	6,968
Perrigo Co.	57,969	6,883
* Edwards Lifesciences Corp.	75,034	6,165
* Forest Laboratories Inc.	155,614	5,920
Quest Diagnostics Inc.	103,304	5,832
* Laboratory Corp. of America Holdings	61,676	5,563
* Henry Schein Inc.	57,189	5,293
* Varian Medical Systems Inc.	71,143	5,122
CR Bard Inc.	50,785	5,118
* BioMarin Pharmaceutical Inc.	82,138	5,114
* Waters Corp.	53,929	5,064
* CareFusion Corp.	144,456	5,055
* Illumina Inc.	80,386	4,341
ResMed Inc.	93,294	4,325
* Mettler-Toledo International Inc.	19,921	4,248
* Onyx Pharmaceuticals Inc.	46,857	4,164
Coventry Health Care Inc.	87,798	4,129
* Hologic Inc.	173,776	3,927
DENTSPLY International Inc.	92,431	3,921
Universal Health Services Inc. Class B	58,749	3,752
* Hospira Inc.	107,345	3,524
Cooper Cos. Inc.	31,134	3,359
* IDEXX Laboratories Inc.	35,818	3,309
* Tenet Healthcare Corp.	69,509	3,307
Omnicare Inc.	72,110	2,936
* Pharmacyclics Inc.	36,344	2,922
* MEDNAX Inc.	32,571	2,919
* Sirona Dental Systems Inc.	37,014	2,729
Community Health Systems Inc.	56,258	2,666
* Covance Inc.	35,553	2,642
PerkinElmer Inc.	74,798	2,516
* Seattle Genetics Inc.	66,784	2,371
* Endo Health Solutions Inc.	74,168	2,281
Teleflex Inc.	26,716	2,258
* athenahealth Inc.	22,511	2,184
* Medivation Inc.	46,208	2,161
* Zoetis Inc.	64,600	2,158
Patterson Cos. Inc.	56,597	2,153
* Alkermes plc	86,767	2,057
* Health Management Associates Inc. Class A	159,345	2,051
* Ariad Pharmaceuticals Inc.	113,127	2,046
Warner Chilcott plc Class A	147,039	1,992
* Cubist Pharmaceuticals Inc.	42,486	1,989

*	Salix Pharmaceuticals Ltd.	37,909	1,940
*	Incyte Corp. Ltd.	78,653	1,841
*	Brookdale Senior Living Inc. Class A	65,118	1,815
*	Jazz Pharmaceuticals plc	32,411	1,812
*	United Therapeutics Corp.	28,266	1,721
*	Cepheid Inc.	44,217	1,697
*	WellCare Health Plans Inc.	28,886	1,674
*	Bio-Rad Laboratories Inc. Class A	13,108	1,652
*	HMS Holdings Corp.	58,040	1,576
*	Team Health Holdings Inc.	43,313	1,576
	Techne Corp.	23,211	1,575
	STERIS Corp.	36,968	1,538
*	Health Net Inc.	53,708	1,537
*	LifePoint Hospitals Inc.	30,912	1,498
*	Allscripts Healthcare Solutions Inc.	108,062	1,469
*	Thoratec Corp.	39,120	1,467
*	Align Technology Inc.	43,436	1,456
*	PAREXEL International Corp.	36,598	1,446
*	Haemonetics Corp.	33,998	1,416
*	Centene Corp.	32,124	1,415
	Hill-Rom Holdings Inc.	40,153	1,414
*	Charles River Laboratories International Inc.	31,941	1,414
	West Pharmaceutical Services Inc.	21,431	1,392
*	Myriad Genetics Inc.	53,949	1,370
	Owens & Minor Inc.	41,265	1,344
*	VCA Antech Inc.	56,030	1,316
*	Alere Inc.	51,110	1,305
*	HealthSouth Corp.	48,700	1,284
*,^ Arena Pharmaceuticals Inc.		143,821	1,181
*	Medicines Co.	35,079	1,172
*	Bruker Corp.	59,683	1,140
	Questcor Pharmaceuticals Inc.	34,397	1,119
	Air Methods Corp.	23,175	1,118
*	ViroPharma Inc.	43,558	1,096
*	Isis Pharmaceuticals Inc.	63,517	1,076
*	Theravance Inc.	45,188	1,067
*	MWI Veterinary Supply Inc.	8,013	1,060
*	Infinity Pharmaceuticals Inc.	21,027	1,019
	Chemed Corp.	12,075	966
*	Ironwood Pharmaceuticals Inc. Class A	50,578	925
*	Medidata Solutions Inc.	15,796	916
*	ImmunoGen Inc.	55,660	894
*	Magellan Health Services Inc.	18,204	866
*	Cyberonics Inc.	18,315	857
*	Acorda Therapeutics Inc.	26,480	848
*	Nektar Therapeutics	76,527	842
*	HeartWare International Inc.	9,476	838
*	Alnylam Pharmaceuticals Inc.	34,202	833
*	Insulet Corp.	31,872	824
*	Volcano Corp.	36,260	807
	Abaxis Inc.	16,257	769
*	Vivus Inc.	67,259	740
*	Amsurg Corp. Class A	21,660	729
*	Neogen Corp.	14,671	727
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	30,092	716
	Masimo Corp.	36,197	710
*	NPS Pharmaceuticals Inc.	67,855	691

	PDL BioPharma Inc.	93,263	682
*	Hanger Inc.	21,481	677
*	Globus Medical Inc.	46,107	677
*	DexCom Inc.	39,953	668
*	Impax Laboratories Inc.	43,113	666
	CONMED Corp.	19,409	661
*	Akorn Inc.	47,227	653
*	Sarepta Therapeutics Inc.	17,529	648
*	Endologix Inc.	39,016	630
*	NuVasive Inc.	28,776	613
	Analogic Corp.	7,680	607
*,^ Opko Health Inc.		77,660	593
	Meridian Bioscience Inc.	25,645	585
*	Capital Senior Living Corp.	22,128	585
*	Dendreon Corp.	120,478	570
*	MedAssets Inc.	28,903	556
*	Emeritus Corp.	19,944	554
*	ArthroCare Corp.	15,866	551
*	Auxilium Pharmaceuticals Inc.	31,559	545
*	Neurocrine Biosciences Inc.	43,442	527
*	Spectranetics Corp.	28,352	525
*	Bio-Reference Labs Inc.	19,881	516
*	Molina Healthcare Inc.	16,456	508
*	Greatbatch Inc.	16,856	503
*	Integra LifeSciences Holdings Corp.	12,862	502
	Quality Systems Inc.	27,391	501
*	Quidel Corp.	20,812	494
*	Conceptus Inc.	20,227	488
*	Acadia Healthcare Co. Inc.	16,600	488
*	Omnicell Inc.	25,402	480
*,^ Exelixis Inc.		102,591	474
*	Celldex Therapeutics Inc.	40,574	470
*	ABIOMED Inc.	25,058	468
*	Momenta Pharmaceuticals Inc.	34,498	460
*	ICU Medical Inc.	7,806	460
*	InterMune Inc.	50,406	456
*	Aegerion Pharmaceuticals Inc.	11,235	453
*	Santarus Inc.	25,145	436
*	ACADIA Pharmaceuticals Inc.	54,396	432
*	Lexicon Pharmaceuticals Inc.	196,147	428
*	Halozyme Therapeutics Inc.	73,218	422
*	Sangamo Biosciences Inc.	43,145	412
	Computer Programs & Systems Inc.	7,565	409
*	Luminex Corp.	24,212	400
*	Orthofix International NV	10,970	393
*	AMN Healthcare Services Inc.	24,806	393
*	IPC The Hospitalist Co. Inc.	8,690	387
*	ExamWorks Group Inc.	22,310	386
*	Rigel Pharmaceuticals Inc.	56,833	386
*	Sequenom Inc.	89,808	373
*	Ligand Pharmaceuticals Inc. Class B	13,865	369
*	Achillion Pharmaceuticals Inc.	41,679	364
*	Optimer Pharmaceuticals Inc.	30,601	364
*	Puma Biotechnology Inc.	10,843	362
	Landauer Inc.	6,399	361
*	Synageva BioPharma Corp.	6,508	357
*	NxStage Medical Inc.	31,046	350

Cantel Medical Corp.	11,537	347
* Orexigen Therapeutics Inc.	55,475	347
* Merit Medical Systems Inc.	27,628	339
* AMAG Pharmaceuticals Inc.	14,059	335
* Endocyte Inc.	26,491	330
* BioScrip Inc.	25,477	324
* Pacira Pharmaceuticals Inc.	11,184	323
* Kindred Healthcare Inc.	30,465	321
* Exact Sciences Corp.	32,638	320
Ensign Group Inc.	9,570	320
* Vical Inc.	80,160	319
* Natus Medical Inc.	23,558	317
* Idenix Pharmaceuticals Inc.	87,195	310
* Healthways Inc.	25,320	310
* Dynavax Technologies Corp.	134,551	299
* PharMerica Corp.	21,138	296
Invacare Corp.	22,386	292
* AVANIR Pharmaceuticals Inc.	105,193	288
Spectrum Pharmaceuticals Inc.	37,874	283
* Cynosure Inc. Class A	10,765	282
* Corvel Corp.	5,677	281
* Accuray Inc.	60,549	281
* Keryx Biopharmaceuticals Inc.	39,439	278
* Vanguard Health Systems Inc.	17,993	268
* Curis Inc.	81,568	268
US Physical Therapy Inc.	9,706	261
* MannKind Corp.	72,176	245
* Cardiovascular Systems Inc.	11,933	244
* Gentiva Health Services Inc.	22,578	244
* Accretive Health Inc.	24,000	244
* Sciclone Pharmaceuticals Inc.	52,383	241
* Depomed Inc.	39,879	234
* Merrimack Pharmaceuticals Inc.	37,677	230
* Chelsea Therapeutics International Ltd.	112,416	229
National Healthcare Corp.	4,971	227
* Affymetrix Inc.	47,830	226
* Symmetry Medical Inc.	19,705	226
* Array BioPharma Inc.	45,760	225
* Threshold Pharmaceuticals Inc.	48,500	224
* Genomic Health Inc.	7,851	222
* Synta Pharmaceuticals Corp.	25,345	218
* HealthStream Inc.	9,220	211
* RTI Biologics Inc.	53,268	210
* Furiex Pharmaceuticals Inc.	5,564	209
* MAKO Surgical Corp.	18,495	206
* Emergent Biosolutions Inc.	14,739	206
Select Medical Holdings Corp.	22,655	204
* Cambrex Corp.	15,774	202
* Anika Therapeutics Inc.	13,358	194
* Amedisys Inc.	17,343	193
* OraSure Technologies Inc.	35,479	192
* AngioDynamics Inc.	16,480	188
Hi-Tech Pharmacal Co. Inc.	5,631	186
* Astex Pharmaceuticals	41,117	183
* SurModics Inc.	6,580	179
* XOMA Corp.	51,270	179
* Antares Pharma Inc.	49,102	176

*,^ Navidea Biopharmaceuticals Inc.		64,777	176
*	LHC Group Inc.	8,033	173
	Assisted Living Concepts Inc. Class A	14,423	171
*	Dyax Corp.	39,056	170
	Universal American Corp.	20,228	168
*	XenoPort Inc.	22,998	164
*	Cadence Pharmaceuticals Inc.	24,509	164
*	Albany Molecular Research Inc.	15,491	163
*	Triple-S Management Corp. Class B	9,244	161
*	Palomar Medical Technologies Inc.	11,683	158
*	Fluidigm Corp.	8,431	156
*	AVEO Pharmaceuticals Inc.	21,039	155
*	Durect Corp.	115,966	154
*	Immunomedics Inc.	63,470	153
*	Novavax Inc.	66,616	152
*	Five Star Quality Care Inc.	22,405	150
*	Rochester Medical Corp.	10,205	149
	CryoLife Inc.	24,270	146
*	Targacept Inc.	33,767	145
*	Amicus Therapeutics Inc.	45,414	144
*	Vocera Communications Inc.	6,220	143
*	Obagi Medical Products Inc.	7,106	140
*	Cerus Corp.	31,576	140
*	Progenics Pharmaceuticals Inc.	24,957	135
*	Providence Service Corp.	7,254	134
	Atrion Corp.	694	133
*	Biolase Inc.	33,412	133
*	Alphatec Holdings Inc.	62,759	132
*	Lannett Co. Inc.	12,824	130
	Pain Therapeutics Inc.	37,741	129
*	Zogenix Inc.	71,474	129
	Enzon Pharmaceuticals Inc.	33,855	129
*	Solta Medical Inc.	58,022	128
*	Cross Country Healthcare Inc.	23,007	122
*	Corcept Therapeutics Inc.	60,515	121
*	Repligen Corp.	17,009	118
*	Staar Surgical Co.	20,857	117
*	Exactech Inc.	5,675	117
*	GTx Inc.	27,024	112
*	GenMark Diagnostics Inc.	8,600	111
*,^ Peregrine Pharmaceuticals Inc.		80,399	108
*	Chindex International Inc.	7,782	107
*	Osiris Therapeutics Inc.	10,227	106
*	Cytokinetics Inc.	91,898	105
*,^ ZIOPHARM Oncology Inc.		55,207	101
*	Oncothyreon Inc.	47,616	99
*	Geron Corp.	91,251	98
*	Arqule Inc.	36,032	93
*	Hansen Medical Inc.	46,281	93
*	Tornier NV	4,670	88
*	Raptor Pharmaceutical Corp.	14,889	87
*	Biotime Inc.	22,685	87
*	SIGA Technologies Inc.	23,958	86
*	Harvard Bioscience Inc.	15,002	85
*	Unilife Corp.	37,990	83
*	Pozen Inc.	15,678	83
*	Merge Healthcare Inc.	28,266	82

*	Zalicus Inc.	116,845	78
*,^ Galena Biopharma Inc.		36,836	77
*	Clovis Oncology Inc.	2,537	73
*	Synergy Pharmaceuticals Inc.	11,952	73
*	TESARO Inc.	3,300	72
*	Medical Action Industries Inc.	11,756	71
	Almost Family Inc.	3,364	69
*	Vascular Solutions Inc.	4,150	67
*	Greenway Medical Technologies	4,200	67
	Psychemedics Corp.	5,340	64
*	Repros Therapeutics Inc.	3,656	59
*	Cutera Inc.	4,463	58
*	Insmed Inc.	7,311	55
*	Skilled Healthcare Group Inc.	7,829	51
*	OncoGenex Pharmaceutical Inc.	4,401	50
*	Transcept Pharmaceuticals Inc.	10,100	48
*	Sagent Pharmaceuticals Inc.	2,755	48
*	Cell Therapeutics Inc.	42,007	48
	National Research Corp.	827	48
	Maxygen Inc.	19,449	47
*,^ Savient Pharmaceuticals Inc.		57,226	46
*	Cumberland Pharmaceuticals Inc.	9,063	45
*	Cytori Therapeutics Inc.	17,311	43
*	PDI Inc.	7,191	42
*	Omeros Corp.	10,163	42
*	Hyperion Therapeutics Inc.	1,600	41
*,^ StemCells Inc.		23,690	41
*	Biospecifics Technologies Corp.	2,292	39
*	ChemoCentryx Inc.	2,800	39
*	Affymax Inc.	27,199	38
*	Metabolix Inc.	20,633	38
*	BioCryst Pharmaceuticals Inc.	30,935	37
*	Vanda Pharmaceuticals Inc.	8,947	35
*,^ Apricus Biosciences Inc.		12,988	35
*	Enzo Biochem Inc.	13,621	34
*	RadNet Inc.	11,986	34
*	Delcath Systems Inc.	18,227	33
*	Hooper Holmes Inc.	69,270	32
	Utah Medical Products Inc.	630	31
*	Sunesis Pharmaceuticals Inc.	5,600	31
*	Codexis Inc.	12,540	30
*	LCA-Vision Inc.	8,549	29
*	Wright Medical Group Inc. Rights	11,147	28
*	Pacific Biosciences of California Inc.	11,021	27
*	AtriCure Inc.	3,429	27
*	MELA Sciences Inc.	23,282	27
*	Sucampo Pharmaceuticals Inc. Class A	4,106	27
*	Trius Therapeutics Inc.	3,800	26
*	CytRx Corp.	9,502	26
*	Inovio Pharmaceuticals Inc.	42,536	25
	Heska Corp.	2,600	24
*	Columbia Laboratories Inc.	40,148	24
*	Alliance HealthCare Services Inc.	2,813	22
*	Icad Inc.	4,360	22
*	Theragenics Corp.	13,219	22
*	TrovaGene Inc.	3,300	21
*	BSD Medical Corp.	14,039	21

* Adolor Corp. Rights Exp. 07/01/2019	34,581	18
* CardioNet Inc.	7,373	18
* Biosante Pharmaceuticals Inc.	14,250	17
* Acura Pharmaceuticals Inc.	7,453	16
* NewLink Genetics Corp.	1,231	15
* Aastrom Biosciences Inc.	20,330	14
* Cornerstone Therapeutics Inc.	1,995	14
* Anacor Pharmaceuticals Inc.	2,145	14
* PhotoMedex Inc.	800	13
* GenVec Inc.	8,464	13
* Agenus Inc.	3,040	12
* Strategic Diagnostics Inc.	11,377	11
* Bovie Medical Corp.	3,373	11
* Discovery Laboratories Inc.	4,729	11
* Hemispherx Biopharma Inc.	55,442	11
* Entremed Inc.	4,828	10
* Celsion Corp.	9,300	10
* Cleveland Biolabs Inc.	4,857	10
* Synergetics USA Inc.	2,643	9
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
* Authentidate Holding Corp.	8,999	9
* Digirad Corp.	3,306	8
* ThermoGenesis Corp.	9,641	8
* Vision Sciences Inc.	7,510	8
* Alimera Sciences Inc.	2,578	8
* Cardica Inc.	5,774	7
* Alexza Pharmaceuticals Inc.	1,556	7
* Sharps Compliance Corp.	2,564	7
* ERBA Diagnostics Inc.	8,700	6
* EnteroMedics Inc.	6,331	6
* Stereotaxis Inc.	2,694	5
* Cel-Sci Corp.	19,362	4
* Rockwell Medical Technologies Inc.	1,100	4
* Anthera Pharmaceuticals Inc. Class A	6,533	4
* TranS1 Inc.	1,691	4
* Intercept Pharmaceuticals Inc.	100	4
* Medgenics Inc.	750	4
* Arrowhead Research Corp.	1,518	3
* Biodel Inc.	500	1
* Mast Therapeutics Inc.	1,416	1
Daxor Corp.	100	1
* Neuralstem Inc.	600	1
* Palatin Technologies Inc.	160	—
* Allos Therapeutics Inc.	72,925	—
		1,381,429
Industrials (6.8%)
General Electric Co.	6,778,288	156,714
United Technologies Corp.	597,561	55,830
3M Co.	449,345	47,770
Union Pacific Corp.	305,505	43,507
Boeing Co.	492,946	42,319
United Parcel Service Inc. Class B	476,115	40,898
Honeywell International Inc.	510,950	38,500
Caterpillar Inc.	427,083	37,143
Emerson Electric Co.	469,978	26,258
Danaher Corp.	382,588	23,778
Deere & Co.	254,352	21,869

Lockheed Martin Corp.	210,153	20,284
FedEx Corp.	194,754	19,125
Eaton Corp. plc	307,130	18,812
Precision Castparts Corp.	95,517	18,112
Illinois Tool Works Inc.	279,534	17,035
CSX Corp.	669,853	16,498
Norfolk Southern Corp.	205,365	15,830
General Dynamics Corp.	218,755	15,424
Cummins Inc.	123,525	14,305
Raytheon Co.	214,195	12,593
PACCAR Inc.	229,614	11,609
Waste Management Inc.	287,895	11,288
Northrop Grumman Corp.	154,568	10,843
Ingersoll-Rand plc	183,498	10,094
Tyco International Ltd.	302,569	9,682
* Delta Air Lines Inc.	552,931	9,129
Fastenal Co.	173,544	8,911
Parker Hannifin Corp.	97,159	8,898
WW Grainger Inc.	38,420	8,644
Dover Corp.	116,520	8,492
Stanley Black & Decker Inc.	104,448	8,457
Roper Industries Inc.	64,424	8,202
Kansas City Southern	71,503	7,930
Rockwell Automation Inc.	91,079	7,865
Pentair Ltd.	136,695	7,211
ADT Corp.	143,784	7,037
* United Continental Holdings Inc.	216,112	6,918
AMETEK Inc.	157,917	6,847
Southwest Airlines Co.	479,768	6,467
Fluor Corp.	95,309	6,322
CH Robinson Worldwide Inc.	104,369	6,206
* Verisk Analytics Inc. Class A	98,653	6,080
* Stericycle Inc.	56,145	5,961
Republic Services Inc. Class A	177,950	5,872
Rockwell Collins Inc.	91,258	5,760
Textron Inc.	183,265	5,463
Flowserve Corp.	32,471	5,446
Pall Corp.	72,274	4,941
* Hertz Global Holdings Inc.	219,060	4,876
Expeditors International of Washington Inc.	135,859	4,852
L-3 Communications Holdings Inc.	58,223	4,711
Masco Corp.	232,147	4,701
TransDigm Group Inc.	30,367	4,644
* Jacobs Engineering Group Inc.	80,831	4,546
Equifax Inc.	78,613	4,527
JB Hunt Transport Services Inc.	57,990	4,319
Joy Global Inc.	68,761	4,093
* B/E Aerospace Inc.	67,511	4,070
Iron Mountain Inc.	111,567	4,051
* Fortune Brands Home & Security Inc.	105,943	3,965
Nielsen Holdings NV	109,573	3,925
* Quanta Services Inc.	136,450	3,900
* IHS Inc. Class A	36,665	3,840
Donaldson Co. Inc.	95,980	3,474
Xylem Inc.	121,846	3,358
* United Rentals Inc.	60,571	3,330
Hubbell Inc. Class B	34,212	3,322

Robert Half International Inc.	87,124	3,270
Timken Co.	56,171	3,178
AGCO Corp.	60,320	3,144
Snap-on Inc.	38,015	3,144
Towers Watson & Co. Class A	44,797	3,105
KBR Inc.	96,656	3,101
Cintas Corp.	69,490	3,067
Wabtec Corp.	29,770	3,040
* Genesee & Wyoming Inc. Class A	31,921	2,972
Lincoln Electric Holdings Inc.	54,362	2,945
* Alaska Air Group Inc.	45,972	2,940
* WABCO Holdings Inc.	41,272	2,913
Manpower Inc.	51,215	2,905
IDEX Corp.	53,989	2,884
Avery Dennison Corp.	64,759	2,789
Carlisle Cos. Inc.	41,001	2,779
Waste Connections Inc.	76,778	2,762
* Owens Corning	69,622	2,745
MSC Industrial Direct Co. Inc. Class A	31,363	2,690
Triumph Group Inc.	32,745	2,570
* Oshkosh Corp.	59,958	2,548
* Kirby Corp.	32,702	2,512
* Copart Inc.	73,222	2,510
SPX Corp.	31,619	2,497
* Sensata Technologies Holding NV	75,537	2,483
Valmont Industries Inc.	15,602	2,454
Dun & Bradstreet Corp.	29,109	2,435
Gardner Denver Inc.	32,346	2,430
URS Corp.	50,266	2,383
* Terex Corp.	68,732	2,366
Trinity Industries Inc.	52,101	2,362
Nordson Corp.	35,793	2,361
Graco Inc.	39,696	2,304
Regal-Beloit Corp.	27,524	2,245
* AECOM Technology Corp.	68,146	2,235
Babcock & Wilcox Co.	77,876	2,212
* Colfax Corp.	46,138	2,147
* WESCO International Inc.	28,818	2,092
* Clean Harbors Inc.	35,081	2,038
Kennametal Inc.	52,149	2,036
Ryder System Inc.	33,460	1,999
Acuity Brands Inc.	28,137	1,951
Pitney Bowes Inc.	131,172	1,949
* Avis Budget Group Inc.	69,623	1,938
* Hexcel Corp.	66,229	1,921
AO Smith Corp.	25,852	1,902
Lennox International Inc.	29,577	1,878
* Teledyne Technologies Inc.	23,424	1,837
Manitowoc Co. Inc.	86,915	1,787
Toro Co.	38,720	1,783
Huntington Ingalls Industries Inc.	33,242	1,773
* Middleby Corp.	11,637	1,771
Crane Co.	31,674	1,769
EMCOR Group Inc.	41,325	1,752
Landstar System Inc.	30,489	1,741
ITT Corp.	60,744	1,727
CLARCOR Inc.	32,801	1,718

* US Airways Group Inc.	100,955	1,713
* Old Dominion Freight Line Inc.	42,278	1,615
Woodward Inc.	40,575	1,613
* Chart Industries Inc.	20,037	1,603
GATX Corp.	30,839	1,603
* Foster Wheeler AG	69,314	1,584
* USG Corp.	59,786	1,581
Macquarie Infrastructure Co. LLC	29,097	1,572
Alliant Techsystems Inc.	21,405	1,550
* Esterline Technologies Corp.	20,158	1,526
Belden Inc.	29,478	1,523
* Spirit Aerosystems Holdings Inc. Class A	79,417	1,508
Covanta Holding Corp.	72,764	1,466
* EnerSys Inc.	32,150	1,465
RR Donnelley & Sons Co.	120,704	1,454
* MRC Global Inc.	42,974	1,415
Watsco Inc.	16,677	1,404
Deluxe Corp.	33,136	1,372
Exelis Inc.	124,981	1,361
Air Lease Corp.	45,953	1,347
Actuant Corp. Class A	43,290	1,326
Con-way Inc.	37,565	1,323
Harsco Corp.	52,893	1,310
* Tetra Tech Inc.	42,904	1,308
Corporate Executive Board Co.	22,384	1,302
* Navistar International Corp.	37,278	1,289
* Polypore International Inc.	31,264	1,256
* DigitalGlobe Inc.	43,153	1,248
* General Cable Corp.	33,216	1,217
* Advisory Board Co.	23,028	1,209
* Beacon Roofing Supply Inc.	31,237	1,208
* Moog Inc. Class A	26,034	1,193
TAL International Group Inc.	25,949	1,176
* MasTec Inc.	39,969	1,165
Applied Industrial Technologies Inc.	25,442	1,145
* JetBlue Airways Corp.	160,744	1,109
Healthcare Services Group Inc.	43,157	1,106
HNI Corp.	30,814	1,094
Rollins Inc.	43,720	1,073
Mine Safety Appliances Co.	21,078	1,046
Generac Holdings Inc.	29,339	1,037
* Spirit Airlines Inc.	40,834	1,036
Herman Miller Inc.	36,827	1,019
Brady Corp. Class A	29,907	1,003
* Armstrong World Industries Inc.	17,816	996
* FTI Consulting Inc.	26,119	984
United Stationers Inc.	25,322	979
Curtiss-Wright Corp.	28,162	977
UTi Worldwide Inc.	65,233	945
* Acacia Research Corp.	31,304	944
Mueller Industries Inc.	17,700	943
Allegiant Travel Co. Class A	10,310	915
KAR Auction Services Inc.	45,613	914
Brink's Co.	31,953	903
Barnes Group Inc.	30,686	888
* Hub Group Inc. Class A	22,919	881
UniFirst Corp.	9,518	861

Watts Water Technologies Inc. Class A	17,933	861
Steelcase Inc. Class A	57,689	850
* Swift Transportation Co.	59,729	847
Franklin Electric Co. Inc.	25,098	843
Simpson Manufacturing Co. Inc.	26,912	824
Forward Air Corp.	21,767	812
ABM Industries Inc.	35,359	786
Raven Industries Inc.	22,770	765
Briggs & Stratton Corp.	30,814	764
* Mobile Mini Inc.	25,918	763
* RBC Bearings Inc.	14,912	754
Interface Inc. Class A	38,594	742
* EnPro Industries Inc.	14,374	736
* Atlas Air Worldwide Holdings Inc.	17,931	731
Granite Construction Inc.	22,621	720
Werner Enterprises Inc.	29,269	707
AMERCO	3,974	690
Matson Inc.	27,642	680
AZZ Inc.	13,992	674
Knight Transportation Inc.	41,072	661
ESCO Technologies Inc.	15,980	653
Apogee Enterprises Inc.	21,889	634
Lindsay Corp.	7,147	630
* Trimas Corp.	19,362	629
* TrueBlue Inc.	29,555	625
HEICO Corp. Class A	18,166	623
* GrafTech International Ltd.	81,021	622
Mueller Water Products Inc. Class A	103,668	615
* On Assignment Inc.	24,216	613
* Aegion Corp. Class A	25,897	600
* II-VI Inc.	35,112	598
Knoll Inc.	32,546	590
Titan International Inc.	27,348	576
* Orbital Sciences Corp.	33,890	566
* GenCorp Inc.	42,397	564
Kaman Corp.	15,791	560
Altra Holdings Inc.	20,326	553
Aircastle Ltd.	39,202	536
SkyWest Inc.	32,988	529
Kaydon Corp.	20,179	516
Insperity Inc.	17,944	509
* Dycom Industries Inc.	25,495	502
Tennant Co.	10,272	499
HEICO Corp.	11,475	498
Standex International Corp.	8,993	497
* ACCO Brands Corp.	74,263	496
* Huron Consulting Group Inc.	12,239	493
Universal Forest Products Inc.	12,347	492
* Korn/Ferry International	27,192	486
AAR Corp.	26,216	482
Heartland Express Inc.	35,713	476
* Wabash National Corp.	46,574	473
Albany International Corp.	15,959	461
Encore Wire Corp.	13,150	461
Sauer-Danfoss Inc.	7,827	457
* Rush Enterprises Inc. Class A	18,474	446
AAON Inc.	16,088	444

Cubic Corp.	10,315	441
McGrath RentCorp	13,927	433
G&K Services Inc. Class A	9,463	431
Primoris Services Corp.	19,354	428
* Blount International Inc.	31,829	426
H&E Equipment Services Inc.	20,696	422
Kforce Inc.	25,725	421
Griffon Corp.	35,054	418
* Team Inc.	10,152	417
* Tutor Perini Corp.	21,411	413
Resources Connection Inc.	31,933	406
Sun Hydraulics Corp.	12,172	396
* MYR Group Inc.	15,966	392
Exponent Inc.	7,175	387
Textainer Group Holdings Ltd.	9,600	380
* Navigant Consulting Inc.	28,877	379
* Saia Inc.	10,405	376
Quanex Building Products Corp.	23,333	376
Astec Industries Inc.	10,710	374
CIRCOR International Inc.	8,789	374
Viad Corp.	13,356	369
* Federal Signal Corp.	44,892	365
American Science & Engineering Inc.	5,972	364
* DXP Enterprises Inc.	4,856	363
* Trex Co. Inc.	7,362	362
* InnerWorkings Inc.	23,576	357
* Rexnord Corp.	16,800	357
Ennis Inc.	23,184	349
* Taser International Inc.	43,173	343
Celadon Group Inc.	16,274	339
* Proto Labs Inc.	6,900	339
John Bean Technologies Corp.	16,323	339
Comfort Systems USA Inc.	23,968	338
Gorman-Rupp Co.	10,510	316
* GP Strategies Corp.	13,141	314
* ICF International Inc.	11,385	310
US Ecology Inc.	11,545	307
* Titan Machinery Inc.	10,683	296
* Meritor Inc.	62,385	295
Kelly Services Inc. Class A	15,756	294
Quad/Graphics Inc.	11,733	281
* Thermon Group Holdings Inc.	12,620	280
* Nortek Inc.	3,871	276
* Kadant Inc.	10,937	273
* Builders FirstSource Inc.	46,499	272
* Greenbrier Cos. Inc.	11,981	272
Arkansas Best Corp.	23,033	269
LB Foster Co. Class A	6,035	267
* Columbus McKinnon Corp.	13,843	266
* Lydall Inc.	16,993	261
Alamo Group Inc.	6,801	260
* Engility Holdings Inc.	10,820	259
* Republic Airways Holdings Inc.	22,342	258
* KEYW Holding Corp.	15,268	246
* Gibraltar Industries Inc.	13,317	243
* American Woodmark Corp.	7,124	242
* EnergySolutions Inc.	64,560	242

*	Powell Industries Inc.	4,576	241
	Great Lakes Dredge & Dock Corp.	35,589	240
	FreightCar America Inc.	10,711	234
*	Mistras Group Inc.	9,486	230
*	Park-Ohio Holdings Corp.	6,929	230
*	Furmanite Corp.	34,003	227
*	Astronics Corp.	7,457	222
*	CBIZ Inc.	34,285	219
*	Consolidated Graphics Inc.	5,594	219
	Hyster-Yale Materials Handling Inc.	3,755	214
	Kimball International Inc. Class B	23,209	210
*	PowerSecure International Inc.	16,373	208
*	Layne Christensen Co.	9,723	208
	Graham Corp.	8,237	204
*	CAI International Inc.	6,958	201
*,^ Odyssey Marine Exploration Inc.		59,044	192
	National Presto Industries Inc.	2,362	190
	CDI Corp.	11,000	189
*	Flow International Corp.	48,130	188
*	Capstone Turbine Corp.	206,590	186
*	Pendrell Corp.	108,709	180
	Multi-Color Corp.	6,875	177
	American Railcar Industries Inc.	3,786	177
*	EnerNOC Inc.	10,170	177
	Marten Transport Ltd.	8,656	174
	Houston Wire & Cable Co.	13,216	171
*	RPX Corp.	11,987	169
*	Swisher Hygiene Inc.	126,401	163
*	Aerovironment Inc.	8,950	162
*	Standard Parking Corp.	7,782	161
	Aceto Corp.	14,366	159
	Twin Disc Inc.	6,195	155
	Pike Electric Corp.	10,717	153
	SeaCube Container Leasing Ltd.	6,560	151
	Heidrick & Struggles International Inc.	9,960	149
*	Ducommun Inc.	6,959	138
*	American Superconductor Corp.	51,337	137
*	Air Transport Services Group Inc.	23,358	136
	Insteel Industries Inc.	8,334	136
	Miller Industries Inc.	8,444	136
	Barrett Business Services Inc.	2,491	131
*	Pacer International Inc.	25,829	130
*	Wesco Aircraft Holdings Inc.	8,764	129
*	Hawaiian Holdings Inc.	22,370	129
*	Roadrunner Transportation Systems Inc.	5,552	128
	Global Power Equipment Group Inc.	7,182	127
*	Orion Marine Group Inc.	12,711	126
*	Cenveo Inc.	58,650	126
*	FuelCell Energy Inc.	132,096	125
	Michael Baker Corp.	4,938	121
*	ARC Document Solutions Inc.	40,434	120
*	NCI Building Systems Inc.	6,866	119
*	BlueLinx Holdings Inc.	40,913	117
*	Northwest Pipe Co.	4,138	116
*	Sterling Construction Co. Inc.	10,629	116
*	LMI Aerospace Inc.	5,487	114
*	WageWorks Inc.	4,400	110

* CRA International Inc.	4,914	110
* Accuride Corp.	20,077	108
Ampco-Pittsburgh Corp.	5,663	107
Met-Pro Corp.	10,328	107
* Willis Lease Finance Corp.	6,897	104
* Commercial Vehicle Group Inc.	13,259	103
* TRC Cos. Inc.	15,885	102
* Energy Recovery Inc.	27,356	101
Douglas Dynamics Inc.	7,304	101
* Fuel Tech Inc.	22,233	96
Dynamic Materials Corp.	5,484	95
* Vicor Corp.	19,156	95
* Echo Global Logistics Inc.	4,255	94
* NN Inc.	9,782	93
Intersections Inc.	9,353	88
* Casella Waste Systems Inc. Class A	19,716	86
Preformed Line Products Co.	1,227	86
* XPO Logistics Inc.	5,004	84
Schawk Inc. Class A	7,377	81
Courier Corp.	5,480	79
* Hudson Global Inc.	18,270	72
* Quality Distribution Inc.	8,481	71
LSI Industries Inc.	10,179	71
* Heritage-Crystal Clean Inc.	4,692	71
Omega Flex Inc.	4,103	71
* Kratos Defense & Security Solutions Inc.	13,684	69
International Shipholding Corp.	3,746	68
* Key Technology Inc.	5,155	65
* Perma-Fix Environmental Services	79,328	65
* Hurco Cos. Inc.	2,292	62
* Tecumseh Products Co. Class A	6,781	59
* USA Truck Inc.	11,774	58
* Genco Shipping & Trading Ltd.	19,732	57
* Metalico Inc.	34,810	56
* AT Cross Co. Class A	3,822	53
Lawson Products Inc.	2,928	51
* Patriot Transportation Holding Inc.	1,824	51
* Ultralife Corp.	11,350	50
* Covenant Transportation Group Inc. Class A	8,013	48
* Hill International Inc.	15,822	47
* Astronics Corp. Class B	1,542	46
* Performant Financial Corp.	3,700	45
Hardinge Inc.	3,155	43
* PMFG Inc.	6,918	43
* Xerium Technologies Inc.	7,688	42
PAM Transportation Services Inc.	3,724	39
Argan Inc.	2,465	37
* Active Power Inc.	7,744	36
* Ameresco Inc. Class A	4,642	34
VSE Corp.	1,353	34
* Sparton Corp.	2,504	34
* Franklin Covey Co.	2,286	33
* Orion Energy Systems Inc.	13,048	32
Coleman Cable Inc.	2,064	31
* Dolan Co.	12,430	30
* Magnetek Inc.	2,118	30
LS Starrett Co. Class A	2,650	29

Innovative Solutions & Support Inc.	5,724	28
* Eagle Bulk Shipping Inc.	7,127	25
* Broadwind Energy Inc.	5,391	24
* Virco Manufacturing Corp.	7,831	19
* Innotrac Corp.	5,748	18
Ceco Environmental Corp.	1,246	16
Sypris Solutions Inc.	2,100	9
* PGT Inc.	1,264	9
* Frozen Food Express Industries	6,120	8
* Tecumseh Products Co. Class B	1,000	8
* TMS International Corp. Class A	500	7
* Standard Register Co.	6,708	6
* Altair Nanotechnologies Inc.	1,946	5
* Arotech Corp.	4,507	5
Eastern Co.	156	3
* Lime Energy Co.	3,621	3
Acorn Energy Inc.	200	1
		1,273,006
Information Technology (10.5%)
Apple Inc.	612,153	270,957
International Business Machines Corp.	726,511	154,965
Microsoft Corp.	4,918,404	140,716
* Google Inc. Class A	174,378	138,461
QUALCOMM Inc.	1,120,031	74,986
Oracle Corp.	2,314,535	74,852
Cisco Systems Inc.	3,475,815	72,679
Intel Corp.	3,069,454	67,068
Visa Inc. Class A	345,025	58,599
* eBay Inc.	760,710	41,246
Mastercard Inc. Class A	69,200	37,446
* EMC Corp.	1,373,486	32,813
Accenture plc Class A	420,073	31,913
Hewlett-Packard Co.	1,276,853	30,440
* Facebook Inc. Class A	1,043,028	26,681
Texas Instruments Inc.	720,114	25,550
Automatic Data Processing Inc.	315,482	20,513
* Salesforce.com Inc.	85,961	15,372
* Cognizant Technology Solutions Corp. Class A	196,790	15,076
* Yahoo! Inc.	610,212	14,358
Dell Inc.	959,476	13,749
* Adobe Systems Inc.	308,890	13,440
Corning Inc.	960,690	12,806
Intuit Inc.	182,847	12,004
Broadcom Corp. Class A	337,677	11,707
TE Connectivity Ltd.	274,744	11,520
* Symantec Corp.	451,321	11,139
Applied Materials Inc.	778,808	10,498
Motorola Solutions Inc.	161,872	10,365
* LinkedIn Corp. Class A	58,400	10,282
Analog Devices Inc.	199,483	9,274
* Citrix Systems Inc.	121,394	8,760
* SanDisk Corp.	156,999	8,635
* NetApp Inc.	234,806	8,021
Amphenol Corp. Class A	104,260	7,783
* Fiserv Inc.	86,743	7,619
Paychex Inc.	212,646	7,457
Altera Corp.	208,182	7,384

Seagate Technology plc	198,795	7,268
Western Digital Corp.	142,467	7,163
* Equinix Inc.	31,594	6,834
Fidelity National Information Services Inc.	172,100	6,819
* Micron Technology Inc.	666,146	6,648
Xerox Corp.	757,822	6,517
Xilinx Inc.	169,648	6,475
* Teradata Corp.	109,919	6,431
* Red Hat Inc.	125,697	6,355
Maxim Integrated Products Inc.	189,583	6,190
* Autodesk Inc.	146,194	6,029
* Juniper Networks Inc.	318,255	5,900
Linear Technology Corp.	151,635	5,818
Avago Technologies Ltd. Class A	160,576	5,768
KLA-Tencor Corp.	108,198	5,706
Western Union Co.	370,713	5,576
CA Inc.	209,216	5,266
* Alliance Data Systems Corp.	30,912	5,004
* Trimble Navigation Ltd.	166,300	4,982
Computer Sciences Corp.	101,052	4,975
NVIDIA Corp.	386,547	4,956
* ANSYS Inc.	60,277	4,908
* VeriSign Inc.	100,891	4,770
* F5 Networks Inc.	51,437	4,582
Microchip Technology Inc.	120,501	4,430
* Lam Research Corp.	105,748	4,384
* BMC Software Inc.	93,047	4,311
* VMware Inc. Class A	54,350	4,287
Activision Blizzard Inc.	289,722	4,221
* Cree Inc.	76,100	4,163
* Akamai Technologies Inc.	110,045	3,883
* Rackspace Hosting Inc.	71,346	3,602
* Synopsys Inc.	98,433	3,532
Harris Corp.	73,827	3,421
* Electronic Arts Inc.	185,730	3,287
* Nuance Communications Inc.	162,730	3,284
* Avnet Inc.	89,797	3,251
* Gartner Inc.	58,261	3,170
* FleetCor Technologies Inc.	39,566	3,034
SAIC Inc.	223,747	3,032
Marvell Technology Group Ltd.	280,030	2,963
* Flextronics International Ltd.	432,719	2,925
* NCR Corp.	104,290	2,874
* Arrow Electronics Inc.	68,866	2,797
* Skyworks Solutions Inc.	126,179	2,780
Total System Services Inc.	109,997	2,726
Solera Holdings Inc.	44,940	2,621
Global Payments Inc.	51,513	2,558
FLIR Systems Inc.	97,932	2,547
FactSet Research Systems Inc.	27,479	2,545
Jack Henry & Associates Inc.	53,955	2,493
* LSI Corp.	361,307	2,450
* SolarWinds Inc.	41,443	2,449
IAC/InterActiveCorp	54,304	2,426
* Cadence Design Systems Inc.	174,019	2,424
* Informatica Corp.	70,107	2,417
* ON Semiconductor Corp.	291,447	2,413

	Genpact Ltd.	131,982	2,401
*	MICROS Systems Inc.	52,465	2,388
*	CommVault Systems Inc.	28,262	2,317
	Jabil Circuit Inc.	121,378	2,243
	National Instruments Corp.	65,160	2,134
*	TIBCO Software Inc.	101,596	2,054
*	JDS Uniphase Corp.	150,009	2,006
*	Fortinet Inc.	84,301	1,996
*	PTC Inc.	78,225	1,994
*	Teradyne Inc.	122,502	1,987
*	WEX Inc.	25,304	1,986
*	Concur Technologies Inc.	28,825	1,979
*	Aspen Technology Inc.	61,160	1,975
	Broadridge Financial Solutions Inc.	79,457	1,974
*	CoStar Group Inc.	17,873	1,956
*	Ingram Micro Inc.	98,914	1,947
	Molex Inc.	65,596	1,921
*	ServiceNow Inc.	53,031	1,920
*	NeuStar Inc. Class A	41,170	1,916
*	Atmel Corp.	273,333	1,902
*	Cymer Inc.	19,312	1,856
	AOL Inc.	47,741	1,838
*	Ultimate Software Group Inc.	16,959	1,766
*	Aruba Networks Inc.	69,966	1,731
*	Brocade Communications Systems Inc.	298,852	1,724
	MAXIMUS Inc.	21,284	1,702
*	Compuware Corp.	132,517	1,656
*	Verint Systems Inc.	44,792	1,637
*,^ 3D Systems Corp.		50,458	1,627
	FEI Co.	25,092	1,620
*	Zebra Technologies Corp.	33,266	1,568
*	CoreLogic Inc.	60,623	1,568
*	Semtech Corp.	43,746	1,548
*	NetSuite Inc.	18,908	1,514
*	Riverbed Technology Inc.	101,169	1,508
	IPG Photonics Corp.	22,318	1,482
	DST Systems Inc.	20,754	1,479
*	VeriFone Systems Inc.	70,726	1,463
*	Rovi Corp.	67,208	1,439
*	Splunk Inc.	35,400	1,417
*	ValueClick Inc.	47,147	1,393
*	Microsemi Corp.	59,407	1,376
	Lender Processing Services Inc.	53,230	1,355
	Mentor Graphics Corp.	73,597	1,328
	InterDigital Inc.	27,023	1,293
	j2 Global Inc.	32,776	1,285
*	Polycom Inc.	115,408	1,279
	Diebold Inc.	41,818	1,268
*	ViaSat Inc.	26,101	1,264
*	ACI Worldwide Inc.	25,790	1,260
	Anixter International Inc.	17,960	1,256
	Plantronics Inc.	28,278	1,250
*	QLIK Technologies Inc.	47,424	1,225
*	Zynga Inc. Class A	363,000	1,220
*	Cavium Inc.	31,058	1,205
*	Arris Group Inc.	70,016	1,202
*	Fairchild Semiconductor International Inc. Class A	84,880	1,200

* Vishay Intertechnology Inc.	87,090	1,185
* Tyler Technologies Inc.	19,077	1,169
Cognex Corp.	27,528	1,160
* Itron Inc.	24,629	1,143
* Tech Data Corp.	24,887	1,135
* Sourcefire Inc.	18,972	1,124
* Guidewire Software Inc.	29,042	1,116
Lexmark International Inc. Class A	42,235	1,115
* Acme Packet Inc.	37,686	1,101
* First Solar Inc.	40,617	1,095
Convergys Corp.	64,248	1,094
* Hittite Microwave Corp.	17,774	1,076
Littelfuse Inc.	15,634	1,061
* Workday Inc. Class A	17,000	1,048
Fair Isaac Corp.	22,735	1,039
* TiVo Inc.	83,443	1,034
* Silicon Laboratories Inc.	24,867	1,028
* Advanced Micro Devices Inc.	402,455	1,026
* EchoStar Corp. Class A	26,086	1,017
Dolby Laboratories Inc. Class A	30,270	1,016
* SS&C Technologies Holdings Inc.	33,611	1,008
* Manhattan Associates Inc.	13,559	1,007
* Veeco Instruments Inc.	25,989	996
* International Rectifier Corp.	47,026	995
* Vantiv Inc. Class A	41,800	992
* Ciena Corp.	61,885	991
* Progress Software Corp.	42,620	971
MKS Instruments Inc.	35,684	971
* Acxiom Corp.	46,966	958
* RF Micro Devices Inc.	176,448	939
* Cirrus Logic Inc.	41,171	937
* PMC - Sierra Inc.	137,686	935
Cypress Semiconductor Corp.	83,653	923
* Entegris Inc.	90,339	891
* Palo Alto Networks Inc.	15,700	889
Blackbaud Inc.	29,970	888
* Advent Software Inc.	31,671	886
* Sapient Corp.	72,173	880
* NETGEAR Inc.	25,588	857
Coherent Inc.	15,062	855
* CACI International Inc. Class A	14,750	854
* Electronics for Imaging Inc.	33,499	850
* Ixia	39,012	844
* Synaptics Inc.	20,736	844
* WebMD Health Corp.	34,545	840
* Dealertrack Technologies Inc.	28,484	837
* Euronet Worldwide Inc.	31,240	823
Heartland Payment Systems Inc.	24,922	822
Power Integrations Inc.	18,697	812
* Universal Display Corp.	27,516	809
ADTRAN Inc.	41,006	806
* VistaPrint NV	20,702	800
* Cornerstone OnDemand Inc.	23,218	792
* Cardtronics Inc.	28,820	791
* OSI Systems Inc.	12,543	781
* Bottomline Technologies de Inc.	27,259	777
* Fusion-io Inc.	47,000	769

*	Take-Two Interactive Software Inc.	46,913	758
*	Integrated Device Technology Inc.	101,391	757
*	Finisar Corp.	57,282	756
*	QLogic Corp.	64,965	754
	Syntel Inc.	10,992	742
	Intersil Corp. Class A	85,131	741
*	OpenTable Inc.	11,097	699
	NIC Inc.	34,227	656
*	Sanmina Corp.	57,137	649
*	Benchmark Electronics Inc.	35,965	648
*	Synchronoss Technologies Inc.	20,787	645
*	TriQuint Semiconductor Inc.	124,449	628
*	MEMC Electronic Materials Inc.	142,472	627
*	Insight Enterprises Inc.	30,101	621
*	SYNNEX Corp.	16,028	593
	Tessera Technologies Inc.	31,203	585
*	MicroStrategy Inc. Class A	5,717	578
*	Unisys Corp.	25,238	574
*	Ultratech Inc.	14,396	569
*	Plexus Corp.	22,723	552
	Molex Inc. Class A	22,400	540
*	ExlService Holdings Inc.	16,207	533
	Monolithic Power Systems Inc.	21,753	530
*	Cray Inc.	22,837	530
*,^ VirnetX Holding Corp.		27,457	526
*	CSG Systems International Inc.	24,756	525
*	Angie's List Inc.	26,500	524
	MTS Systems Corp.	8,988	523
*	OmniVision Technologies Inc.	37,841	521
	Brooks Automation Inc.	50,844	518
*	Spansion Inc. Class A	40,163	517
*	Rogers Corp.	10,800	514
*	ExactTarget Inc.	22,100	514
*	Cabot Microelectronics Corp.	14,507	504
*	ATMI Inc.	22,346	501
*	Rofin-Sinar Technologies Inc.	18,325	496
*	ScanSource Inc.	17,438	492
	Tellabs Inc.	231,300	483
*	Sonus Networks Inc.	184,797	479
*	Diodes Inc.	22,810	479
*	Netscout Systems Inc.	19,390	476
*	Blucora Inc.	30,444	471
	Badger Meter Inc.	8,607	461
*	RealPage Inc.	22,227	460
*	Liquidity Services Inc.	15,187	453
	United Online Inc.	74,301	448
*	FARO Technologies Inc.	10,277	446
*	LivePerson Inc.	32,556	442
*	Sykes Enterprises Inc.	27,649	441
*	Kulicke & Soffa Industries Inc.	37,973	439
*	Lattice Semiconductor Corp.	79,827	435
*	Checkpoint Systems Inc.	33,135	433
	Ebix Inc.	26,382	428
*	SunPower Corp. Class A	36,921	426
*	Accelrys Inc.	43,292	423
	Monotype Imaging Holdings Inc.	17,718	421
*	PROS Holdings Inc.	15,264	415

* Monster Worldwide Inc.	80,886	410
* Websense Inc.	27,156	407
* TeleTech Holdings Inc.	19,199	407
AVX Corp.	34,043	405
* Exar Corp.	38,506	404
* Comverse Inc.	14,377	403
* Infinera Corp.	54,739	383
ManTech International Corp. Class A	14,170	381
* Applied Micro Circuits Corp.	51,107	379
* Freescale Semiconductor Ltd.	25,123	374
* Advanced Energy Industries Inc.	20,269	371
* BroadSoft Inc.	13,745	364
* Digital River Inc.	25,673	363
* Power-One Inc.	87,268	362
* Move Inc.	30,269	362
Comtech Telecommunications Corp.	14,859	361
* Rambus Inc.	64,001	359
Forrester Research Inc.	11,313	358
* Constant Contact Inc.	27,246	354
EarthLink Inc.	65,092	353
Loral Space & Communications Inc.	5,699	353
* Newport Corp.	20,763	351
* Web.com Group Inc.	20,287	346
* Harmonic Inc.	59,501	345
* RealD Inc.	26,388	343
* Bankrate Inc.	28,700	343
* Emulex Corp.	52,039	340
* PDF Solutions Inc.	21,042	337
* Dice Holdings Inc.	32,822	332
* Rudolph Technologies Inc.	28,025	330
* Silicon Image Inc.	67,700	329
* Interactive Intelligence Group Inc.	7,301	324
Micrel Inc.	30,381	319
* Intermec Inc.	32,472	319
* Silicon Graphics International Corp.	22,965	316
* Jive Software Inc.	20,455	311
* iGATE Corp.	15,976	301
* comScore Inc.	17,878	300
* SPS Commerce Inc.	6,937	296
* TTM Technologies Inc.	38,752	295
* Measurement Specialties Inc.	7,293	290
* Tangoe Inc.	23,100	286
* Kemet Corp.	45,233	283
* Internap Network Services Corp.	30,080	281
Electro Rent Corp.	14,869	276
* Imperva Inc.	7,000	269
EPIQ Systems Inc.	19,184	269
* CalAmp Corp.	24,411	268
* Global Cash Access Holdings Inc.	37,664	266
* XO Group Inc.	26,474	265
CTS Corp.	25,355	265
Black Box Corp.	12,100	264
Methode Electronics Inc.	20,236	261
* GT Advanced Technologies Inc.	78,674	259
* Kopin Corp.	69,879	259
* Yelp Inc.	10,800	256
Booz Allen Hamilton Holding Corp.	18,988	255

*	Perficient Inc.	21,666	253
*	Amkor Technology Inc.	63,098	252
	Pegasystems Inc.	8,936	251
	Park Electrochemical Corp.	9,837	249
*	Infoblox Inc.	11,413	248
*	Extreme Networks	70,435	237
	Electro Scientific Industries Inc.	21,052	233
	PC Connection Inc.	14,091	230
*	LTX-Credence Corp.	37,526	227
*	Oplink Communications Inc.	13,810	226
	Daktronics Inc.	21,381	224
	IXYS Corp.	23,350	224
*	Ellie Mae Inc.	9,300	224
*	Virtusa Corp.	9,220	219
*	Unwired Planet Inc.	97,583	217
*	Zix Corp.	60,346	216
*	Inphi Corp.	20,659	216
*	SciQuest Inc.	8,935	215
*	Fabrinet	14,701	215
*	Nanometrics Inc.	14,833	214
*	LogMeIn Inc.	10,921	210
*	InvenSense Inc.	19,600	209
*	VASCO Data Security International Inc.	24,743	209
*	Trulia Inc.	6,500	204
*	Super Micro Computer Inc.	17,653	199
*	CIBER Inc.	42,118	198
*	Ceva Inc.	12,676	198
	Computer Task Group Inc.	9,180	196
*	FormFactor Inc.	41,106	193
*	Immersion Corp.	16,249	191
*	DTS Inc.	11,395	189
*	Volterra Semiconductor Corp.	13,250	188
*	Stamps.com Inc.	7,410	185
*	Envestnet Inc.	10,295	180
*	Quantum Corp.	138,972	178
*	Entropic Communications Inc.	43,317	176
*	Integrated Silicon Solution Inc.	18,910	173
*	Seachange International Inc.	14,522	173
	Telular Corp.	17,113	172
*	Higher One Holdings Inc.	19,234	171
*	Anaren Inc.	8,757	170
*	Lionbridge Technologies Inc.	43,678	169
	Cass Information Systems Inc.	3,999	168
*	Travelzoo Inc.	7,740	165
*	Photronics Inc.	24,374	163
*	RealNetworks Inc.	20,895	161
*	MoneyGram International Inc.	8,836	160
*	Maxwell Technologies Inc.	29,213	157
*	Vocus Inc.	10,704	151
*	FalconStor Software Inc.	56,198	151
*	Avid Technology Inc.	23,677	148
*	FleetMatics Group plc	6,000	145
*	Zygo Corp.	9,810	145
*	Globecomm Systems Inc.	12,058	145
*	ServiceSource International Inc.	20,400	144
*	Ipass Inc.	69,838	138
*,^ Glu Mobile Inc.		45,528	136

* IntraLinks Holdings Inc.	21,215	135
Keynote Systems Inc.	9,464	132
* Saba Software Inc.	16,613	132
* Calix Inc.	16,174	132
Cohu Inc.	13,973	131
* Demand Media Inc.	15,064	130
* Aviat Networks Inc.	38,549	130
* Actuate Corp.	21,595	130
* KVH Industries Inc.	9,261	126
* Demandware Inc.	4,900	124
* Multi-Fineline Electronix Inc.	8,031	124
QAD Inc. Class A	9,568	123
* QuinStreet Inc.	19,831	118
* Bazaarvoice Inc.	16,157	118
* support.com Inc.	27,817	116
* Ultra Clean Holdings	17,696	115
* Agilysys Inc.	11,474	114
* Mercury Systems Inc.	15,276	113
* Symmetricom Inc.	24,781	113
PC-Tel Inc.	15,337	109
* Vishay Precision Group Inc.	7,362	108
* Digi International Inc.	11,876	106
* NVE Corp.	1,868	105
* STEC Inc.	23,808	105
* Axcelis Technologies Inc.	84,122	105
* Limelight Networks Inc.	50,752	105
* ModusLink Global Solutions Inc.	31,617	104
* Procera Networks Inc.	8,698	103
Rimage Corp.	11,453	103
* Westell Technologies Inc. Class A	50,182	101
* DSP Group Inc.	12,416	100
Hackett Group Inc.	21,481	98
* PLX Technology Inc.	20,417	93
* Radisys Corp.	18,793	92
Supertex Inc.	3,989	89
* Emcore Corp.	15,100	88
* Parkervision Inc.	23,545	86
American Software Inc. Class A	10,339	86
* ID Systems Inc.	14,774	84
* Datalink Corp.	6,748	82
* PCM Inc.	9,786	81
* Rubicon Technology Inc.	12,306	81
* Imation Corp.	21,124	81
* MoSys Inc.	16,896	80
* GSI Group Inc.	9,303	79
* Pericom Semiconductor Corp.	11,541	79
* Millennial Media Inc.	11,900	76
* Rosetta Stone Inc.	4,886	75
* GSI Technology Inc.	11,375	75
* ANADIGICS Inc.	36,691	73
* EPAM Systems Inc.	3,100	72
Marchex Inc. Class B	16,895	71
* Sigma Designs Inc.	14,565	71
* Responsys Inc.	8,000	71
* Active Network Inc.	15,727	66
ePlus Inc.	1,420	66
* Guidance Software Inc.	6,047	66

*	Aeroflex Holding Corp.	8,237	65
*	Oclaro Inc.	48,992	62
*	ShoreTel Inc.	16,884	61
*,^ Wave Systems Corp. Class A		89,286	61
*	TeleCommunication Systems Inc. Class A	26,867	60
*	Dot Hill Systems Corp.	53,184	58
*	Carbonite Inc.	5,300	58
*	Mindspeed Technologies Inc.	17,301	58
*	Mattson Technology Inc.	41,622	57
*	Echelon Corp.	23,254	57
*	OCZ Technology Group Inc.	31,495	57
	Bel Fuse Inc. Class A	4,000	55
*	STR Holdings Inc.	25,426	55
*	StarTek Inc.	9,400	55
*	Reis Inc.	3,475	54
*	QuickLogic Corp.	21,808	54
*	Intevac Inc.	10,787	51
	Transact Technologies Inc.	6,404	51
*	Identive Group Inc.	33,237	49
*	Official Payments Holdings Inc. Class B	8,667	49
	Digimarc Corp.	2,214	49
	Aware Inc.	10,422	48
*	Novatel Wireless Inc.	24,087	48
*	Newtek Business Services Inc.	22,635	45
*	Telenav Inc.	6,980	45
*	Dynamics Research Corp.	7,548	45
*	Callidus Software Inc.	9,770	45
	Richardson Electronics Ltd.	3,681	44
*	Hutchinson Technology Inc.	15,740	43
*,^ Uni-Pixel Inc.		1,300	40
*,^ Vringo Inc.		12,200	39
	TheStreet Inc.	19,297	37
*	Pervasive Software Inc.	3,948	36
	Bel Fuse Inc. Class B	2,233	35
*	AXT Inc.	11,736	35
*	LoJack Corp.	11,044	34
*	Edgewater Technology Inc.	8,642	34
	Concurrent Computer Corp.	4,233	33
*	PRGX Global Inc.	4,784	33
*	Brightcove Inc.	4,900	30
*	Research Frontiers Inc.	7,828	29
*	Autobytel Inc.	6,554	28
*	Market Leader Inc.	3,100	28
*	Numerex Corp. Class A	2,145	27
*	LRAD Corp.	25,183	26
*	Smith Micro Software Inc.	19,707	26
*	Innodata Inc.	7,366	25
	Evolving Systems Inc.	3,847	24
	Tessco Technologies Inc.	1,100	24
*	GSE Systems Inc.	11,559	23
*	Proofpoint Inc.	1,300	22
*	Ikanos Communications Inc.	10,260	21
	Crexendo Inc.	7,385	20
*	Zhone Technologies Inc.	21,824	19
*	Pulse Electronics Corp.	44,703	18
	Frequency Electronics Inc.	1,877	18
*	Planar Systems Inc.	9,036	17

* MaxLinear Inc.	2,694	17
* Information Services Group Inc.	8,116	16
* Viasystems Group Inc.	1,189	16
* NCI Inc. Class A	3,078	15
* Meru Networks Inc.	2,198	15
* Alpha & Omega Semiconductor Ltd.	1,523	14
* Microvision Inc.	7,913	13
* TechTarget Inc.	2,321	11
* Motricity Inc.	29,175	11
QAD Inc. Class B	922	10
* Pixelworks Inc.	4,533	10
* Management Network Group Inc.	3,023	10
* Amtech Systems Inc.	2,616	9
* Mitel Networks Corp.	2,411	9
* Selectica Inc.	1,020	9
* Wireless Telecom Group Inc.	5,909	9
* Lantronix Inc.	4,400	9
* Bsquare Corp.	2,800	9
* NAPCO Security Technologies Inc.	1,948	8
* Transwitch Corp.	15,699	8
* Qualys Inc.	600	7
* PAR Technology Corp.	1,513	7
* Qualstar Corp.	2,400	4
* CyberOptics Corp.	593	3
* BTU International Inc.	1,419	3
* Superconductor Technologies Inc.	1,151	3
* Spark Networks Inc.	400	3
* Document Security Systems Inc.	773	2
* WebMediaBrands Inc.	859	1
* Rainmaker Systems Inc.	2,180	1
* Intellicheck Mobilisa Inc.	1,597	1
* Mattersight Corp.	91	—
* Gerber Scientific Inc. CVR	16,800	—
* Allen Organ Co. Escrow Shares	1,400	—
		1,989,787
Materials (2.3%)
Monsanto Co.	348,733	36,837
EI du Pont de Nemours & Co.	609,079	29,942
Dow Chemical Co.	785,096	24,997
Praxair Inc.	193,103	21,539
Freeport-McMoRan Copper & Gold Inc.	618,493	20,472
LyondellBasell Industries NV Class A	261,709	16,564
Ecolab Inc.	173,074	13,877
International Paper Co.	287,387	13,387
Newmont Mining Corp.	319,546	13,386
PPG Industries Inc.	88,397	11,840
Air Products & Chemicals Inc.	135,338	11,791
Mosaic Co.	183,284	10,926
Sherwin-Williams Co.	56,968	9,621
Nucor Corp.	206,599	9,535
CF Industries Holdings Inc.	40,827	7,772
Eastman Chemical Co.	99,680	6,965
Sigma-Aldrich Corp.	78,195	6,074
Alcoa Inc.	693,928	5,912
FMC Corp.	89,338	5,095
Ball Corp.	100,267	4,771
Celanese Corp. Class A	104,152	4,588

Airgas Inc.	45,676	4,529
Vulcan Materials Co.	84,447	4,366
Rock Tenn Co. Class A	46,434	4,309
MeadWestvaco Corp.	113,976	4,137
International Flavors & Fragrances Inc.	53,088	4,070
* Crown Holdings Inc.	94,334	3,925
Ashland Inc.	51,473	3,824
Albemarle Corp.	58,213	3,639
* WR Grace & Co.	46,720	3,621
Rockwood Holdings Inc.	51,563	3,374
Reliance Steel & Aluminum Co.	46,923	3,340
Valspar Corp.	53,469	3,328
Martin Marietta Materials Inc.	29,999	3,061
Sealed Air Corp.	126,879	3,059
Axiall Corp.	46,264	2,876
Packaging Corp. of America	64,027	2,873
* Owens-Illinois Inc.	107,240	2,858
Royal Gold Inc.	39,982	2,840
RPM International Inc.	86,377	2,728
Bemis Co. Inc.	67,437	2,722
Aptargroup Inc.	41,242	2,365
Huntsman Corp.	125,444	2,332
Sonoco Products Co.	65,891	2,306
Cytec Industries Inc.	29,769	2,205
Steel Dynamics Inc.	136,260	2,162
Allegheny Technologies Inc.	66,788	2,118
* Louisiana-Pacific Corp.	91,859	1,984
Cliffs Natural Resources Inc.	98,841	1,879
United States Steel Corp.	94,109	1,835
NewMarket Corp.	7,033	1,831
Eagle Materials Inc.	27,215	1,813
Domtar Corp.	22,661	1,759
Compass Minerals International Inc.	22,015	1,737
PolyOne Corp.	65,484	1,598
Carpenter Technology Corp.	32,151	1,585
Silgan Holdings Inc.	31,859	1,505
Cabot Corp.	42,324	1,447
* Chemtura Corp.	64,026	1,384
Olin Corp.	53,671	1,354
HB Fuller Co.	33,220	1,298
Sensient Technologies Corp.	32,659	1,277
Westlake Chemical Corp.	13,507	1,263
Scotts Miracle-Gro Co. Class A	28,544	1,234
Commercial Metals Co.	76,094	1,206
Walter Energy Inc.	41,689	1,188
* Coeur d'Alene Mines Corp.	59,823	1,128
Worthington Industries Inc.	34,852	1,080
Greif Inc. Class A	18,704	1,003
Minerals Technologies Inc.	23,630	981
* Graphic Packaging Holding Co.	124,242	931
* Stillwater Mining Co.	71,011	918
* Resolute Forest Products	54,826	887
* Allied Nevada Gold Corp.	52,860	870
* Texas Industries Inc.	13,672	863
Balchem Corp.	19,157	842
Tronox Ltd. Class A	41,400	820
Innophos Holdings Inc.	14,929	815

	Buckeye Technologies Inc.	27,034	810
*	SunCoke Energy Inc.	47,547	776
	Kaiser Aluminum Corp.	11,836	765
	Hecla Mining Co.	192,215	759
	Schweitzer-Mauduit International Inc.	19,084	739
	PH Glatfelter Co.	31,524	737
*	Clearwater Paper Corp.	13,582	716
	KapStone Paper and Packaging Corp.	25,621	712
*	Calgon Carbon Corp.	37,780	684
	A Schulman Inc.	20,666	652
	Intrepid Potash Inc.	34,231	642
	Innospec Inc.	14,207	629
	Stepan Co.	9,746	615
	Koppers Holdings Inc.	13,005	572
	Boise Inc.	65,617	568
	Globe Specialty Metals Inc.	39,325	547
*	Flotek Industries Inc.	33,314	545
*	RTI International Metals Inc.	17,009	539
*	OM Group Inc.	21,710	510
*	Kraton Performance Polymers Inc.	20,721	485
	AMCOL International Corp.	15,057	455
	Deltic Timber Corp.	6,307	433
	Neenah Paper Inc.	13,441	413
*	Headwaters Inc.	37,623	410
	Schnitzer Steel Industries Inc.	15,012	400
*,^ Molycorp Inc.		76,593	398
	Haynes International Inc.	7,134	395
	Quaker Chemical Corp.	6,539	386
	Tredegar Corp.	13,065	385
*	Horsehead Holding Corp.	35,137	382
	American Vanguard Corp.	12,311	376
	Gold Resource Corp.	26,793	349
	Metals USA Holdings Corp.	16,759	346
*	LSB Industries Inc.	9,798	341
*	Ferro Corp.	50,372	340
	Materion Corp.	11,837	337
*	OMNOVA Solutions Inc.	42,153	323
	Wausau Paper Corp.	27,396	295
*	Century Aluminum Co.	37,454	290
*	Landec Corp.	19,722	285
	US Silica Holdings Inc.	10,600	250
*	Zoltek Cos. Inc.	20,755	248
	Hawkins Inc.	6,172	247
*	AM Castle & Co.	13,579	238
	Zep Inc.	15,483	232
*	Berry Plastics Group Inc.	11,900	227
	AK Steel Holding Corp.	65,854	218
	Myers Industries Inc.	14,077	197
*	Paramount Gold and Silver Corp.	85,145	190
	Kronos Worldwide Inc.	11,643	182
	Olympic Steel Inc.	7,619	182
*	AEP Industries Inc.	2,200	158
*	General Moly Inc.	65,666	145
*	Penford Corp.	12,688	139
*	Arabian American Development Co.	13,515	114
*	Universal Stainless & Alloy	2,437	89
	Greif Inc. Class B	1,500	84

Noranda Aluminum Holding Corp.	17,348	78
Chase Corp.	3,079	60
* Golden Minerals Co.	22,447	53
* Senomyx Inc.	21,767	46
* ADA-ES Inc.	1,660	44
FutureFuel Corp.	3,500	43
* Handy & Harman Ltd.	2,000	31
KMG Chemicals Inc.	1,299	25
* United States Lime & Minerals Inc.	399	21
* Verso Paper Corp.	13,766	18
* Midway Gold Corp.	8,472	10
* American Pacific Corp.	418	10
* Solitario Exploration & Royalty Corp.	5,095	8
		433,101
Telecommunication Services (1.5%)
AT&T Inc.	3,579,777	131,342
Verizon Communications Inc.	1,863,248	91,579
CenturyLink Inc.	407,687	14,322
* Crown Castle International Corp.	190,508	13,267
* Sprint Nextel Corp.	1,954,002	12,134
* SBA Communications Corp. Class A	82,172	5,918
Windstream Corp.	382,103	3,038
Frontier Communications Corp.	655,541	2,609
* tw telecom inc Class A	99,119	2,497
* MetroPCS Communications Inc.	215,864	2,353
Telephone & Data Systems Inc.	63,118	1,330
* Level 3 Communications Inc.	64,118	1,301
* Clearwire Corp. Class A	293,976	953
Cogent Communications Group Inc.	28,339	748
* NII Holdings Inc.	112,852	489
* Cincinnati Bell Inc.	140,907	459
* Premiere Global Services Inc.	35,697	392
Atlantic Tele-Network Inc.	7,877	382
* 8x8 Inc.	51,972	356
Consolidated Communications Holdings Inc.	20,074	352
* United States Cellular Corp.	9,323	336
* Vonage Holdings Corp.	88,277	255
* Leap Wireless International Inc.	39,632	233
* General Communication Inc. Class A	23,728	218
Shenandoah Telecommunications Co.	14,034	214
* inContact Inc.	19,974	162
Lumos Networks Corp.	11,015	148
USA Mobility Inc.	11,182	148
HickoryTech Corp.	14,550	148
NTELOS Holdings Corp.	10,903	140
* Iridium Communications Inc.	22,068	133
* ORBCOMM Inc.	25,091	131
IDT Corp. Class B	10,156	122
* Towerstream Corp.	46,837	104
* Cbeyond Inc.	13,696	102
Neutral Tandem Inc.	17,244	56
Alaska Communications Systems Group Inc.	24,367	40
* Fairpoint Communications Inc.	4,000	30
Primus Telecommunications Group Inc.	2,400	27
Alteva	1,857	17
* Elephant Talk Communications Corp.	7,267	9

* Hawaiian Telcom Holdco Inc.	100	2
		288,596
Utilities (2.1%)
Duke Energy Corp.	459,428	33,350
Southern Co.	567,676	26,635
Dominion Resources Inc.	375,757	21,862
NextEra Energy Inc.	276,322	21,465
Exelon Corp.	556,997	19,205
American Electric Power Co. Inc.	315,327	15,334
PG&E Corp.	286,006	12,736
Sempra Energy	150,719	12,048
PPL Corp.	378,329	11,845
Consolidated Edison Inc.	190,282	11,613
FirstEnergy Corp.	271,744	11,468
Public Service Enterprise Group Inc.	328,747	11,289
Edison International	211,554	10,645
Xcel Energy Inc.	317,114	9,418
Northeast Utilities	204,194	8,874
DTE Energy Co.	111,798	7,640
Entergy Corp.	115,567	7,308
CenterPoint Energy Inc.	277,851	6,657
Wisconsin Energy Corp.	149,571	6,415
ONEOK Inc.	133,014	6,341
NiSource Inc.	201,561	5,914
NRG Energy Inc.	209,507	5,550
Ameren Corp.	157,699	5,523
* Calpine Corp.	252,720	5,206
AES Corp.	411,442	5,172
CMS Energy Corp.	172,812	4,828
American Water Works Co. Inc.	115,257	4,776
OGE Energy Corp.	64,135	4,488
Pinnacle West Capital Corp.	71,587	4,144
SCANA Corp.	77,656	3,973
Alliant Energy Corp.	72,793	3,653
AGL Resources Inc.	76,838	3,223
Pepco Holdings Inc.	150,257	3,215
National Fuel Gas Co.	51,870	3,182
NV Energy Inc.	154,843	3,102
ITC Holdings Corp.	33,619	3,001
Integrys Energy Group Inc.	51,369	2,988
MDU Resources Group Inc.	117,058	2,925
Aqua America Inc.	91,671	2,882
UGI Corp.	73,529	2,823
Questar Corp.	113,936	2,772
Westar Energy Inc.	82,600	2,741
Atmos Energy Corp.	59,049	2,521
TECO Energy Inc.	135,056	2,407
Great Plains Energy Inc.	100,011	2,319
Vectren Corp.	54,716	1,938
Hawaiian Electric Industries Inc.	68,173	1,889
Cleco Corp.	39,689	1,867
* Dynegy Inc.	69,852	1,676
Piedmont Natural Gas Co. Inc.	49,554	1,629
IDACORP Inc.	33,490	1,617
Portland General Electric Co.	50,586	1,534
WGL Holdings Inc.	33,764	1,489
Southwest Gas Corp.	30,761	1,460

	UNS Energy Corp.			25,999	1,272
	UIL Holdings Corp.			31,839	1,261
	ALLETE Inc.			25,595	1,255
	New Jersey Resources Corp.			27,959	1,254
	Black Hills Corp.			28,325	1,247
	PNM Resources Inc.			52,971	1,234
	South Jersey Industries Inc.			20,555	1,143
	Avista Corp.			39,783	1,090
	NorthWestern Corp.			25,176	1,004
	El Paso Electric Co.			26,624	896
	MGE Energy Inc.			15,321	849
	Northwest Natural Gas Co.			18,173	796
	American States Water Co.			11,809	680
	Otter Tail Corp.			21,206	660
	CH Energy Group Inc.			9,880	646
	Laclede Group Inc.			13,132	561
	Empire District Electric Co.			23,839	534
	California Water Service Group			26,632	530
	Atlantic Power Corp.			78,065	385
	Ormat Technologies Inc.			11,849	245
	SJW Corp.			8,583	227
	Chesapeake Utilities Corp.			4,634	227
	Middlesex Water Co.			10,426	204
	Connecticut Water Service Inc.			6,114	179
	Unitil Corp.			6,212	175
	York Water Co.			7,846	148
	Genie Energy Ltd. Class B			10,188	94
*	Cadiz Inc.			9,960	67
	Artesian Resources Corp. Class A			2,320	52
	Delta Natural Gas Co. Inc.			1,541	34
*	Pure Cycle Corp.			5,212	27
*	Synthesis Energy Systems Inc.			7,409	8
*	American DG Energy Inc.			1,259	3
					399,562
Total Common Stocks (Cost $6,906,901)					11,311,420
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.0%)
U.S. Government Securities (15.7%)
	United States Treasury Note/Bond	0.250%	1/31/14	2,200	2,202
	United States Treasury Note/Bond	1.250%	2/15/14	3,420	3,453
	United States Treasury Note/Bond	4.000%	2/15/14	1,825	1,886
	United States Treasury Note/Bond	0.250%	2/28/14	1,250	1,251
	United States Treasury Note/Bond	1.875%	2/28/14	1,125	1,143
	United States Treasury Note/Bond	1.250%	3/15/14	165	167
	United States Treasury Note/Bond	1.750%	3/31/14	5,875	5,967
	United States Treasury Note/Bond	1.250%	4/15/14	30,725	31,066
	United States Treasury Note/Bond	1.875%	4/30/14	44,975	45,797
	United States Treasury Note/Bond	1.000%	5/15/14	6,230	6,286
	United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,353
	United States Treasury Note/Bond	2.250%	5/31/14	2,650	2,713
	United States Treasury Note/Bond	0.750%	6/15/14	8,200	8,255
	United States Treasury Note/Bond	2.625%	6/30/14	5,570	5,738
	United States Treasury Note/Bond	0.625%	7/15/14	29,150	29,309
	United States Treasury Note/Bond	0.125%	7/31/14	225	225

United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,290
United States Treasury Note/Bond	0.500%	8/15/14	52,300	52,512
United States Treasury Note/Bond	4.250%	8/15/14	54,050	57,048
United States Treasury Note/Bond	2.375%	8/31/14	40,350	41,579
United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,821
United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,926
United States Treasury Note/Bond	0.500%	10/15/14	41,960	42,137
United States Treasury Note/Bond	0.250%	10/31/14	225	225
United States Treasury Note/Bond	2.375%	10/31/14	5,150	5,324
United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,027
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,728
United States Treasury Note/Bond	0.250%	11/30/14	460	460
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,316
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,380
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,504
United States Treasury Note/Bond	0.250%	1/15/15	12,918	12,920
United States Treasury Note/Bond	0.250%	1/31/15	639	639
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,421
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,778
United States Treasury Note/Bond	4.000%	2/15/15	10,895	11,658
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,284
United States Treasury Note/Bond	0.250%	2/28/15	38,640	38,646
United States Treasury Note/Bond	2.375%	2/28/15	250	260
United States Treasury Note/Bond	0.375%	3/15/15	10,950	10,976
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,164
United States Treasury Note/Bond	2.500%	4/30/15	24,625	25,768
United States Treasury Note/Bond	0.250%	5/15/15	26,700	26,683
United States Treasury Note/Bond	4.125%	5/15/15	28,275	30,572
United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,354
United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,671
United States Treasury Note/Bond	1.875%	6/30/15	8,100	8,390
United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,474
United States Treasury Note/Bond	1.750%	7/31/15	16,800	17,372
United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,558
United States Treasury Note/Bond	10.630%	8/15/15	1,215	1,512
United States Treasury Note/Bond	0.250%	9/15/15	50,830	50,766
United States Treasury Note/Bond	1.250%	9/30/15	760	778
United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,676
United States Treasury Note/Bond	0.375%	11/15/15	554	555
United States Treasury Note/Bond	4.500%	11/15/15	22,100	24,507
United States Treasury Note/Bond	9.875%	11/15/15	400	500
United States Treasury Note/Bond	1.375%	11/30/15	150	154
United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,463
United States Treasury Note/Bond	0.375%	1/15/16	26,500	26,525
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,642
United States Treasury Note/Bond	4.500%	2/15/16	23,625	26,430
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,956
United States Treasury Note/Bond	0.375%	3/15/16	15,000	15,012
United States Treasury Note/Bond	2.375%	3/31/16	19,075	20,216
United States Treasury Note/Bond	2.000%	4/30/16	120	126
United States Treasury Note/Bond	2.625%	4/30/16	15,000	16,027
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,912
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,990
United States Treasury Note/Bond	1.500%	6/30/16	18,000	18,633
United States Treasury Note/Bond	1.500%	7/31/16	7,875	8,156

United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,325
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,131
United States Treasury Note/Bond	1.000%	9/30/16	53,100	54,096
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,092
United States Treasury Note/Bond	1.000%	10/31/16	6,580	6,703
United States Treasury Note/Bond	4.625%	11/15/16	425	488
United States Treasury Note/Bond	0.875%	11/30/16	28,507	28,908
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,678
United States Treasury Note/Bond	0.875%	12/31/16	15,865	16,083
United States Treasury Note/Bond	0.875%	1/31/17	28,150	28,524
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,823
United States Treasury Note/Bond	4.625%	2/15/17	200	231
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,092
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,574
United States Treasury Note/Bond	1.000%	3/31/17	1,970	2,005
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,352
United States Treasury Note/Bond	3.125%	4/30/17	52,750	58,173
United States Treasury Note/Bond	4.500%	5/15/17	200	232
United States Treasury Note/Bond	8.750%	5/15/17	1,970	2,626
United States Treasury Note/Bond	0.625%	5/31/17	5,000	5,008
United States Treasury Note/Bond	2.750%	5/31/17	830	904
United States Treasury Note/Bond	0.750%	6/30/17	8,160	8,208
United States Treasury Note/Bond	2.500%	6/30/17	39,650	42,810
United States Treasury Note/Bond	0.500%	7/31/17	6,878	6,841
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,605
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,904
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,496
United States Treasury Note/Bond	0.625%	8/31/17	11,810	11,803
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,366
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,109
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,606
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,307
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,326
United States Treasury Note/Bond	0.625%	11/30/17	10,070	10,042
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,145
United States Treasury Note/Bond	0.875%	1/31/18	765	771
United States Treasury Note/Bond	3.500%	2/15/18	32,425	36,727
United States Treasury Note/Bond	0.750%	3/31/18	9,750	9,742
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,803
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,976
United States Treasury Note/Bond	9.125%	5/15/18	675	959
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,728
United States Treasury Note/Bond	2.375%	6/30/18	23,800	25,708
United States Treasury Note/Bond	2.250%	7/31/18	26,025	27,952
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,854
United States Treasury Note/Bond	1.500%	8/31/18	24,575	25,420
United States Treasury Note/Bond	1.375%	9/30/18	29,600	30,414
United States Treasury Note/Bond	1.750%	10/31/18	39,705	41,579
United States Treasury Note/Bond	3.750%	11/15/18	805	932
United States Treasury Note/Bond	1.375%	11/30/18	23,763	24,379
United States Treasury Note/Bond	1.375%	12/31/18	18,000	18,450
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,947
United States Treasury Note/Bond	2.750%	2/15/19	50	55
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,334
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,623
United States Treasury Note/Bond	1.500%	3/31/19	9,250	9,526
United States Treasury Note/Bond	1.250%	4/30/19	9,425	9,558

United States Treasury Note/Bond	3.125%	5/15/19	11,435	12,889
United States Treasury Note/Bond	1.125%	5/31/19	8,925	8,977
United States Treasury Note/Bond	1.000%	6/30/19	225	224
United States Treasury Note/Bond	0.875%	7/31/19	6,775	6,691
United States Treasury Note/Bond	3.625%	8/15/19	7,697	8,920
United States Treasury Note/Bond	8.125%	8/15/19	1,625	2,339
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,831
United States Treasury Note/Bond	3.375%	11/15/19	39,402	45,134
United States Treasury Note/Bond	1.000%	11/30/19	7,475	7,404
United States Treasury Note/Bond	1.125%	12/31/19	7,042	7,022
United States Treasury Note/Bond	1.375%	1/31/20	507	513
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,616
United States Treasury Note/Bond	8.500%	2/15/20	2,675	3,982
United States Treasury Note/Bond	1.250%	2/29/20	10,170	10,195
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,581
United States Treasury Note/Bond	2.625%	8/15/20	11,400	12,462
United States Treasury Note/Bond	8.750%	8/15/20	7,725	11,822
United States Treasury Note/Bond	2.625%	11/15/20	58,233	63,565
United States Treasury Note/Bond	3.625%	2/15/21	425	496
United States Treasury Note/Bond	7.875%	2/15/21	19,400	28,858
United States Treasury Note/Bond	3.125%	5/15/21	48,262	54,385
United States Treasury Note/Bond	2.125%	8/15/21	16,965	17,742
United States Treasury Note/Bond	2.000%	11/15/21	14,225	14,681
United States Treasury Note/Bond	8.000%	11/15/21	770	1,174
United States Treasury Note/Bond	2.000%	2/15/22	27,495	28,285
United States Treasury Note/Bond	1.750%	5/15/22	22,258	22,341
United States Treasury Note/Bond	1.625%	8/15/22	11,465	11,325
United States Treasury Note/Bond	1.625%	11/15/22	13,367	13,142
United States Treasury Note/Bond	2.000%	2/15/23	25,685	26,030
United States Treasury Note/Bond	7.125%	2/15/23	5,100	7,593
United States Treasury Note/Bond	6.250%	8/15/23	22,705	32,160
United States Treasury Note/Bond	7.500%	11/15/24	675	1,059
United States Treasury Note/Bond	6.875%	8/15/25	600	910
United States Treasury Note/Bond	6.000%	2/15/26	7,665	10,920
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,705
United States Treasury Note/Bond	6.500%	11/15/26	12,410	18,541
United States Treasury Note/Bond	6.125%	11/15/27	150	219
United States Treasury Note/Bond	5.500%	8/15/28	12,445	17,267
United States Treasury Note/Bond	5.250%	11/15/28	75	102
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,594
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,591
United States Treasury Note/Bond	6.250%	5/15/30	2,295	3,469
United States Treasury Note/Bond	5.375%	2/15/31	12,600	17,544
United States Treasury Note/Bond	4.500%	2/15/36	250	318
United States Treasury Note/Bond	4.750%	2/15/37	200	264
United States Treasury Note/Bond	5.000%	5/15/37	23,248	31,704
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,200
United States Treasury Note/Bond	3.500%	2/15/39	14,302	15,580
United States Treasury Note/Bond	4.250%	5/15/39	1,825	2,246
United States Treasury Note/Bond	4.500%	8/15/39	12,634	16,159
United States Treasury Note/Bond	4.375%	11/15/39	22,036	27,662
United States Treasury Note/Bond	4.625%	2/15/40	18,260	23,815
United States Treasury Note/Bond	4.375%	5/15/40	950	1,193
United States Treasury Note/Bond	3.875%	8/15/40	9,315	10,795
United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,564
United States Treasury Note/Bond	4.750%	2/15/41	21,538	28,652
United States Treasury Note/Bond	3.125%	11/15/41	22,525	22,705

United States Treasury Note/Bond	3.125%	2/15/42	16,250	16,364
United States Treasury Note/Bond	3.000%	5/15/42	13,925	13,662
United States Treasury Note/Bond	2.750%	8/15/42	3,550	3,301
United States Treasury Note/Bond	2.750%	11/15/42	37,855	35,164
United States Treasury Note/Bond	3.125%	2/15/43	7,000	7,028
				2,969,020
Agency Bonds and Notes (1.6%)
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,537
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	130
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	183
2 Federal Farm Credit Banks	2.625%	4/17/14	1,815	1,860
2 Federal Farm Credit Banks	3.000%	9/22/14	300	312
2 Federal Farm Credit Banks	1.625%	11/19/14	700	716
2 Federal Farm Credit Banks	0.270%	2/24/15	7,000	6,996
2 Federal Farm Credit Banks	0.500%	6/23/15	500	502
2 Federal Farm Credit Banks	1.500%	11/16/15	350	360
2 Federal Farm Credit Banks	1.050%	3/28/16	250	254
2 Federal Farm Credit Banks	5.125%	8/25/16	925	1,069
2 Federal Farm Credit Banks	4.875%	1/17/17	850	985
2 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,216
2 Federal Home Loan Banks	2.500%	6/13/14	200	205
2 Federal Home Loan Banks	5.250%	6/18/14	1,835	1,947
2 Federal Home Loan Banks	5.500%	8/13/14	1,900	2,037
2 Federal Home Loan Banks	4.500%	11/14/14	200	214
2 Federal Home Loan Banks	2.750%	12/12/14	125	130
2 Federal Home Loan Banks	0.250%	1/16/15	1,300	1,299
2 Federal Home Loan Banks	0.250%	2/20/15	8,600	8,593
2 Federal Home Loan Banks	5.625%	6/13/16	300	347
2 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,421
2 Federal Home Loan Banks	4.750%	12/16/16	2,095	2,419
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,054
2 Federal Home Loan Banks	1.000%	6/21/17	1,025	1,038
2 Federal Home Loan Banks	4.875%	9/8/17	405	478
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,800
2 Federal Home Loan Banks	5.375%	8/15/18	225	277
2 Federal Home Loan Banks	4.125%	3/13/20	2,575	3,045
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,273
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	2,086
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,055
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,720
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,280
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,698
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,358
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	725	732
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,586
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	1,025	1,036
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	627
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,537
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,891
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,184
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,015
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	5,220	5,698
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,033
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,434
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,702
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,170
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,605

3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,305	5,568
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,631
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,095
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,595
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	1,500	1,517
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,567
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,277
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,345
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,791
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,997
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,263
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,125	2,440
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,992
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,700
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,475	10,435
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,914
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,270
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,405	3,510
3 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,341
3 Federal National Mortgage Assn.	2.500%	5/15/14	5,205	5,338
3 Federal National Mortgage Assn.	1.125%	6/27/14	625	632
3 Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,710
3 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,185
3 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,121
3 Federal National Mortgage Assn.	0.625%	10/30/14	2,640	2,656
3 Federal National Mortgage Assn.	2.625%	11/20/14	4,740	4,924
3 Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,099
3 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,253
3 Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,208
3 Federal National Mortgage Assn.	0.500%	7/2/15	1,700	1,706
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,047
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	421
3 Federal National Mortgage Assn.	0.500%	9/28/15	2,600	2,608
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,060
3 Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,774
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,438
3 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,730
3 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,115
3 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,700
3 Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,353
3 Federal National Mortgage Assn.	1.375%	11/15/16	5,755	5,915
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,786
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,302
3 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,804
3 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,207
3 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,001
3 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	6,000
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	977
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,166
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,173
3 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,973
3 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,762
2 Financing Corp.	9.800%	4/6/18	500	713
2 Financing Corp.	9.650%	11/2/18	475	688
Israel Government AID Bond	5.500%	12/4/23	375	488
Israel Government AID Bond	5.500%	4/26/24	1,400	1,823
Private Export Funding Corp.	3.050%	10/15/14	150	156

	Private Export Funding Corp.	1.375%	2/15/17	175	179
	Private Export Funding Corp.	2.250%	12/15/17	200	212
	Private Export Funding Corp.	4.375%	3/15/19	350	413
	Private Export Funding Corp.	1.450%	8/15/19	250	252
	Private Export Funding Corp.	4.300%	12/15/21	175	208
	Private Export Funding Corp.	2.800%	5/15/22	200	213
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,144
	Private Export Funding Corp.	2.450%	7/15/24	250	252
2	Tennessee Valley Authority	4.500%	4/1/18	655	769
2	Tennessee Valley Authority	3.875%	2/15/21	905	1,059
2	Tennessee Valley Authority	1.875%	8/15/22	425	422
2	Tennessee Valley Authority	6.750%	11/1/25	100	146
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,019
2	Tennessee Valley Authority	4.650%	6/15/35	500	588
2	Tennessee Valley Authority	5.880%	4/1/36	285	390
2	Tennessee Valley Authority	5.500%	6/15/38	225	298
2	Tennessee Valley Authority	5.250%	9/15/39	425	548
2	Tennessee Valley Authority	3.500%	12/15/42	950	922
2	Tennessee Valley Authority	5.375%	4/1/56	580	751
2	Tennessee Valley Authority	4.625%	9/15/60	519	600
					301,789
Conventional Mortgage-Backed Securities (9.4%)
[3,4,5]	Fannie Mae Pool	2.000%	4/1/28	4,125	4,179
[3,4,5]	Fannie Mae Pool	2.500%	3/1/27–1/1/43	35,236	36,455
[3,4,5]	Fannie Mae Pool	3.000%	11/1/26–4/1/43	104,274	108,432
[3,4,5]	Fannie Mae Pool	3.500%	9/1/25–4/1/43	131,720	139,526
[3,4,5]	Fannie Mae Pool	4.000%	7/1/18–4/1/43	133,221	142,522
[3,4,5]	Fannie Mae Pool	4.500%	3/1/18–4/1/43	102,716	110,960
[3,4,5]	Fannie Mae Pool	5.000%	5/1/13–4/1/43	89,680	97,569
[3,4,5]	Fannie Mae Pool	5.500%	11/1/16–4/1/43	73,822	80,824
[3,4,5]	Fannie Mae Pool	6.000%	11/1/13–4/1/43	53,045	58,372
3,4	Fannie Mae Pool	6.500%	5/1/13–10/1/39	20,613	23,027
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,053	4,606
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	599	667
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	98	106
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	70	79
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	28
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	5
[3,4,5]	Freddie Mac Gold Pool	2.000%	4/1/28	1,350	1,366
[3,4,5]	Freddie Mac Gold Pool	2.500%	4/1/28–2/1/43	24,125	24,847
[3,4,5]	Freddie Mac Gold Pool	3.000%	1/1/27–4/1/43	48,997	50,887
[3,4,5]	Freddie Mac Gold Pool	3.500%	11/1/25–4/1/43	66,563	70,152
[3,4,5]	Freddie Mac Gold Pool	4.000%	7/1/18–4/1/43	77,640	82,536
[3,4,5]	Freddie Mac Gold Pool	4.500%	9/1/15–4/1/43	69,792	74,765
[3,4,5]	Freddie Mac Gold Pool	5.000%	4/1/17–4/1/43	55,665	59,989
[3,4,5]	Freddie Mac Gold Pool	5.500%	1/1/14–4/1/43	52,391	57,102
3,4	Freddie Mac Gold Pool	6.000%	4/1/13–5/1/40	32,243	35,326
3,4	Freddie Mac Gold Pool	6.500%	4/1/13–3/1/39	9,051	10,139
3,4	Freddie Mac Gold Pool	7.000%	4/1/13–12/1/38	1,863	2,113
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	300	344
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	328	362
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	33	40
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	31	33
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	4	5
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	4	4
4,5	Ginnie Mae I Pool	3.000%	2/15/26–4/1/43	5,989	6,262
4,5	Ginnie Mae I Pool	3.500%	11/15/25–4/1/43	15,960	17,166

4,5	Ginnie Mae I Pool	4.000%	10/15/24–4/1/43	30,106	32,805
4,5	Ginnie Mae I Pool	4.500%	8/15/18–4/1/43	44,741	49,043
4	Ginnie Mae I Pool	5.000%	1/15/18–4/1/43	26,159	28,579
4,5	Ginnie Mae I Pool	5.500%	3/15/15–4/1/43	16,154	17,768
4,5	Ginnie Mae I Pool	6.000%	12/15/13–4/1/43	12,561	14,182
4	Ginnie Mae I Pool	6.500%	4/15/13–8/15/39	3,730	4,276
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,356	1,540
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	367	420
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	256	286
4	Ginnie Mae I Pool	8.500%	3/15/17–6/15/30	33	33
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	50	53
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	3
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28	1,069	1,120
4,5	Ginnie Mae II Pool	3.000%	2/20/27–4/1/43	33,011	34,540
5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/43	78,044	83,604
4,5	Ginnie Mae II Pool	4.000%	9/20/25–4/1/43	55,460	60,142
4,5	Ginnie Mae II Pool	4.500%	11/20/35–4/1/43	61,281	67,221
4	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	41,102	45,466
4	Ginnie Mae II Pool	5.500%	11/20/34–9/20/41	13,681	15,054
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	7,085	7,911
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,466	2,827
4	Ginnie Mae II Pool	7.000%	4/20/38	54	62
					1,767,731
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4,6]	Fannie Mae Pool	1.859%	4/1/37	79	83
3,4	Fannie Mae Pool	2.209%	9/1/42	748	779
3,4	Fannie Mae Pool	2.225%	12/1/41	728	767
3,4	Fannie Mae Pool	2.245%	10/1/42	608	632
[3,4,6]	Fannie Mae Pool	2.354%	8/1/37	195	206
[3,4,6]	Fannie Mae Pool	2.435%	9/1/37	178	191
3,4	Fannie Mae Pool	2.534%	12/1/40	317	328
[3,4,6]	Fannie Mae Pool	2.551%	1/1/35	351	378
[3,4,6]	Fannie Mae Pool	2.554%	2/1/36	168	172
3,4	Fannie Mae Pool	2.555%	10/1/40	443	460
3,4	Fannie Mae Pool	2.612%	11/1/41	638	664
3,4	Fannie Mae Pool	2.619%	12/1/41	669	700
[3,4,6]	Fannie Mae Pool	2.651%	9/1/34	93	96
[3,4,6]	Fannie Mae Pool	2.667%	1/1/37	268	289
3,4	Fannie Mae Pool	2.696%	1/1/42	662	689
[3,4,6]	Fannie Mae Pool	2.712%	8/1/35	277	297
3,4	Fannie Mae Pool	2.784%	3/1/42	1,058	1,115
[3,4,6]	Fannie Mae Pool	2.810%	11/1/33	97	106
3,4	Fannie Mae Pool	2.818%	1/1/42	695	740
3,4	Fannie Mae Pool	2.829%	3/1/41	466	487
3,4	Fannie Mae Pool	2.880%	11/1/41	617	640
3,4	Fannie Mae Pool	2.918%	12/1/40	287	300
3,4	Fannie Mae Pool	2.969%	5/1/42	479	511
3,4	Fannie Mae Pool	3.018%	3/1/41	655	687
3,4	Fannie Mae Pool	3.024%	3/1/42	840	899
3,4	Fannie Mae Pool	3.039%	2/1/41	428	447
3,4	Fannie Mae Pool	3.052%	2/1/42	728	780
3,4	Fannie Mae Pool	3.114%	2/1/41	278	292
3,4	Fannie Mae Pool	3.142%	12/1/40	263	276
3,4	Fannie Mae Pool	3.151%	2/1/41	282	295
3,4	Fannie Mae Pool	3.177%	9/1/40	280	294
3,4	Fannie Mae Pool	3.184%	12/1/40	303	319

3,4	Fannie Mae Pool	3.214%	8/1/40	264	277
3,4	Fannie Mae Pool	3.237%	10/1/40	426	448
3,4	Fannie Mae Pool	3.265%	11/1/40	233	245
3,4	Fannie Mae Pool	3.267%	1/1/41	412	432
3,4	Fannie Mae Pool	3.289%	1/1/40	404	424
3,4	Fannie Mae Pool	3.390%	1/1/40	631	663
3,4	Fannie Mae Pool	3.401%	5/1/40	179	188
3,4	Fannie Mae Pool	3.441%	12/1/39	827	868
3,4	Fannie Mae Pool	3.488%	10/1/39	182	192
3,4	Fannie Mae Pool	3.505%	5/1/40	154	162
3,4	Fannie Mae Pool	3.539%	3/1/40	768	809
3,4	Fannie Mae Pool	3.551%	7/1/41	660	711
3,4	Fannie Mae Pool	3.580%	8/1/39	168	177
3,4	Fannie Mae Pool	3.592%	4/1/41	396	418
3,4	Fannie Mae Pool	3.594%	11/1/39	105	110
3,4	Fannie Mae Pool	3.634%	11/1/39	168	177
3,4	Fannie Mae Pool	3.647%	7/1/39	111	117
3,4	Fannie Mae Pool	3.699%	5/1/40	1,425	1,505
3,4	Fannie Mae Pool	3.786%	2/1/40	899	953
3,4	Fannie Mae Pool	3.818%	9/1/40	484	511
3,4	Fannie Mae Pool	4.202%	12/1/39	524	563
[3,4,6]	Fannie Mae Pool	4.417%	11/1/34	215	230
[3,4,6]	Fannie Mae Pool	4.626%	10/1/38	321	345
3,4	Fannie Mae Pool	4.974%	12/1/33	101	108
3,4	Fannie Mae Pool	5.057%	3/1/38	186	203
3,4	Fannie Mae Pool	5.220%	7/1/36	131	143
3,4	Fannie Mae Pool	5.672%	4/1/37	396	432
3,4	Fannie Mae Pool	5.755%	12/1/37	384	415
3,4	Fannie Mae Pool	5.996%	7/1/37	48	52
3,4	Fannie Mae Pool	6.059%	11/1/36	446	485
[3,4,6]	Fannie Mae Pool	6.074%	6/1/36	23	25
3,4	Fannie Mae Pool	6.170%	10/1/37	345	374
[3,4,6]	Freddie Mac Non Gold Pool	2.218%	7/1/35	206	219
[3,4,6]	Freddie Mac Non Gold Pool	2.261%	1/1/37	269	286
[3,4,6]	Freddie Mac Non Gold Pool	2.376%	11/1/34	123	133
3,4	Freddie Mac Non Gold Pool	2.570%	2/1/42	408	422
[3,4,6]	Freddie Mac Non Gold Pool	2.602%	1/1/35	26	28
3,4	Freddie Mac Non Gold Pool	2.635%	12/1/40	306	318
[3,4,6]	Freddie Mac Non Gold Pool	2.688%	10/1/37	83	87
3,4	Freddie Mac Non Gold Pool	2.704%	12/1/40	640	666
[3,4,6]	Freddie Mac Non Gold Pool	2.720%	12/1/34	117	122
3,4	Freddie Mac Non Gold Pool	2.731%	11/1/40	162	169
[3,4,6]	Freddie Mac Non Gold Pool	2.747%	12/1/35	154	162
[3,4,6]	Freddie Mac Non Gold Pool	2.770%	12/1/36	109	114
3,4	Freddie Mac Non Gold Pool	2.803%	1/1/41	365	379
3,4	Freddie Mac Non Gold Pool	2.926%	2/1/41	574	602
3,4	Freddie Mac Non Gold Pool	2.953%	2/1/41	177	185
[3,4,6]	Freddie Mac Non Gold Pool	3.020%	8/1/37	258	278
3,4	Freddie Mac Non Gold Pool	3.073%	3/1/41	216	227
3,4	Freddie Mac Non Gold Pool	3.087%	6/1/41	284	298
3,4	Freddie Mac Non Gold Pool	3.139%	11/1/40	305	320
3,4	Freddie Mac Non Gold Pool	3.265%	6/1/40	216	227
3,4	Freddie Mac Non Gold Pool	3.346%	5/1/40	106	112
3,4	Freddie Mac Non Gold Pool	3.416%	4/1/40	261	274
3,4	Freddie Mac Non Gold Pool	3.423%	3/1/42	900	973
3,4	Freddie Mac Non Gold Pool	3.453%	5/1/40	128	135
3,4	Freddie Mac Non Gold Pool	3.496%	8/1/40	533	558

3,4	Freddie Mac Non Gold Pool	3.554%	11/1/39	599	631
3,4	Freddie Mac Non Gold Pool	3.609%	6/1/40	298	315
3,4	Freddie Mac Non Gold Pool	3.628%	1/1/40	258	272
3,4	Freddie Mac Non Gold Pool	3.645%	6/1/40	199	210
3,4	Freddie Mac Non Gold Pool	3.675%	9/1/40	449	475
3,4	Freddie Mac Non Gold Pool	4.007%	3/1/40	907	961
3,4	Freddie Mac Non Gold Pool	4.733%	5/1/38	35	38
3,4	Freddie Mac Non Gold Pool	4.892%	12/1/35	458	478
3,4	Freddie Mac Non Gold Pool	5.015%	10/1/36	188	198
3,4	Freddie Mac Non Gold Pool	5.254%	3/1/38	416	453
3,4	Freddie Mac Non Gold Pool	5.353%	3/1/37	48	52
3,4	Freddie Mac Non Gold Pool	5.493%	2/1/36	186	199
3,4	Freddie Mac Non Gold Pool	5.494%	1/1/38	85	93
3,4	Freddie Mac Non Gold Pool	5.739%	9/1/37	985	1,076
3,4	Freddie Mac Non Gold Pool	5.745%	5/1/36	128	135
3,4	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
3,4	Freddie Mac Non Gold Pool	5.827%	5/1/37	584	638
3,4	Freddie Mac Non Gold Pool	5.994%	12/1/36	116	126
3,4	Freddie Mac Non Gold Pool	6.402%	2/1/37	77	84
4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	4,956	5,206
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,363	2,478
4,6	Ginnie Mae II Pool	3.500%	10/20/39–8/20/41	1,753	1,860
4	Ginnie Mae II Pool	3.750%	1/20/40	589	616
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	2,919	3,068
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	75	77
					54,719
Total U.S. Government and Agency Obligations (Cost $4,951,158)					5,093,259
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	207	239
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	425	432
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	366
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	100	101
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	108	108
4	Banc of America Commercial Mortgage Trust
	2004-2	4.153%	11/10/38	117	119
4	Banc of America Commercial Mortgage Trust
	2004-3	5.563%	6/10/39	169	176
4	Banc of America Commercial Mortgage Trust
	2004-4	4.877%	7/10/42	1,410	1,453
4	Banc of America Commercial Mortgage Trust
	2005-1	5.077%	11/10/42	290	294
4	Banc of America Commercial Mortgage Trust
	2005-2	4.857%	7/10/43	165	179
4	Banc of America Commercial Mortgage Trust
	2005-3	4.727%	7/10/43	235	257
4	Banc of America Commercial Mortgage Trust
	2005-5	5.115%	10/10/45	810	895
4	Banc of America Commercial Mortgage Trust
	2005-6	5.188%	9/10/47	245	272
4	Banc of America Commercial Mortgage Trust
	2005-6	5.188%	9/10/47	260	291
4	Banc of America Commercial Mortgage Trust
	2006-1	5.372%	9/10/45	600	679

4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	50	56
4 Banc of America Commercial Mortgage Trust
2006-2	5.728%	5/10/45	945	1,061
4 Banc of America Commercial Mortgage Trust
2006-2	5.763%	5/10/45	160	168
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	1,780	1,990
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	905	1,026
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	200	216
4 Banc of America Commercial Mortgage Trust
2007-1	5.482%	1/15/49	360	393
4 Banc of America Commercial Mortgage Trust
2008-1	6.194%	2/10/51	1,400	1,671
4 Bear Stearns Commercial Mortgage
Securities Trust 2002-TOP8	4.830%	8/15/38	19	19
4 Bear Stearns Commercial Mortgage
Securities Trust 2003-TOP12	4.680%	8/13/39	535	541
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	190	199
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	100	105
4 Bear Stearns Commercial Mortgage
Securities Trust 2004-TOP14	5.200%	1/12/41	205	210
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	930	1,028
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	200	211
4 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	99	108
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.450%	3/11/39	585	662
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.757%	9/11/38	275	309
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	160	184
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.581%	4/12/38	250	279
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.581%	4/12/38	350	393
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	425	485
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.663%	6/11/40	507	518
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.715%	6/11/40	350	406
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	770	915
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.893%	6/11/50	625	737
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.613%	6/11/50	433	442
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	850	998

4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	323	378
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	335	373
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	1,945	2,294
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	215
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	3,500	3,928
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	550	664
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	600	665
4 CD 2005-CD1 Commercial Mortgage Trust	5.218%	7/15/44	300	332
4 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,300	1,470
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	485
4 CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	294	294
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	1,010	1,155
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,791	2,122
4 CenterPoint Energy Transition Bond Co. IV,
LLC 2012-1	3.028%	10/15/25	800	853
4 Chase Issuance Trust 2008-A11	5.400%	7/15/15	400	406
4 Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	590	581
4 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	661
4 Citibank Credit Card Issuance Trust 2004-A8	4.900%	12/12/16	635	682
4 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	325
4 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	895
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	659
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	621	747
4 Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,131
4 Citigroup Commercial Mortgage Trust 2004-
C2	4.623%	10/15/41	104	104
4 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	885	950
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.741%	3/15/49	500	562
4 Citigroup Commercial Mortgage Trust 2006-
C4	5.741%	3/15/49	1,100	1,241
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	200	225
4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	150	169
4 Citigroup Commercial Mortgage Trust 2007-
C6	5.697%	12/10/49	1,050	1,234
4 Citigroup Commercial Mortgage Trust 2008-
C7	6.053%	12/10/49	1,343	1,610
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	225	231
4 COBALT CMBS Commercial Mortgage Trust
2007-C3	5.811%	5/15/46	1,000	1,176
4 COMM 2003-LNB1 Mortgage Trust	4.084%	6/10/38	207	207
4 COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	756	773
4 COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,170	1,297
4 COMM 2006-C7 Mortgage Trust	5.748%	6/10/46	1,050	1,187
4 COMM 2006-C7 Mortgage Trust	5.773%	6/10/46	200	223
4 COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	42	43

4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	900	1,072
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	149
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	354
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	188
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	284
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	158
[4,7] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	437	460
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	695	781
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	240	263
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.407%	2/15/39	400	443
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.805%	6/15/38	975	1,092
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.805%	6/15/38	225	252
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	175	192
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	460	516
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	714	788
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.680%	6/15/39	605	699
4	CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	1,353	1,376
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	945	997
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	235
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	164
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	87
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	172
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	1,035
4	Discover Card Execution Note Trust 2008-A4	5.650%	12/15/15	1,650	1,668
4	Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	153	154
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	790	795
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	120	121
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	405
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	100	100
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	289
4	GE Capital Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	413
4	GE Commercial Mortgage Corp. Series 2005-
	C3 Trust	4.974%	7/10/45	315	342
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.293%	3/10/44	950	1,049
4	GE Commercial Mortgage Corp. Series 2006-
	C1 Trust	5.293%	3/10/44	325	366
4	GE Commercial Mortgage Corp. Series 2007-
	C1 Trust	5.543%	12/10/49	850	966
4	GMAC Commercial Mortgage Securities Inc.
	Series 2004-C1 Trust	4.908%	3/10/38	75	77
4	GMAC Commercial Mortgage Securities Inc.
	Series 2004-C3 Trust	4.864%	12/10/41	1,275	1,346
4	GMAC Commercial Mortgage Securities Inc.
	Series 2005-C1 Trust	4.754%	5/10/43	275	296

4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	1,166	1,199
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,901
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	241
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,535	1,678
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2005-GG5	5.311%	4/10/37	275	301
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2006-GG7	5.866%	7/10/38	285	321
4 Greenwich Capital Commercial Funding Corp.
Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	84
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	252
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	94
4 GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	1,065	1,109
4 GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	361	375
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,598
4 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	278
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	158
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	806
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	466
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	324
4 Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	150	152
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
4 Honda Auto Receivables Owner Trust 2013-1	0.480%	11/21/16	359	359
4 Honda Auto Receivables Owner Trust 2013-1	0.620%	3/21/19	287	286
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	185
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	146	150
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	112
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2003-CIBC7	4.879%	1/12/38	943	957
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.654%	1/12/37	116	116
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC8	4.404%	1/12/39	407	416
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC9	5.585%	6/12/41	1,335	1,399
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.364%	8/12/37	100	109
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.339%	1/12/43	125	135
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	210	228
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	1,000	1,077
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.201%	12/15/44	438	483
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.243%	12/15/44	175	196
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.322%	12/15/44	70	76

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.451%	12/12/44	150	165
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	569	643
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	344	384
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	1,125	1,276
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	180	204
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.871%	4/15/45	155	166
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	253
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.447%	5/15/45	860	889
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	880	1,012
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,793
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.883%	2/12/51	175	206
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.807%	6/15/49	575	665
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,965
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	597
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,748
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	466
4 LB-UBS Commercial Mortgage Trust 2003-C5	4.685%	7/15/32	24	24
4 LB-UBS Commercial Mortgage Trust 2003-C7	4.931%	9/15/35	1,092	1,100
4 LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	683	692
4 LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,299	1,353
4 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	575	606
4 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	719
4 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	80
4 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,860	2,039
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	335
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,975	2,243
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,105
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	286
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	200
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	857
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	655	740
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	880	1,015
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.153%	4/15/41	525	628
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.153%	4/15/41	260	306
4 Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	881	897
4 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	151
4 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,947	2,159
4 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	610	651
4 Merrill Lynch Mortgage Trust 2006-C1	5.686%	5/12/39	100	112
4 Merrill Lynch Mortgage Trust 2006-C1	5.686%	5/12/39	1,210	1,391
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	276

4 Merrill Lynch Mortgage Trust 2007-C1	5.850%	6/12/50	1,795	2,098
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	750	879
4 ML-CFC Commercial Mortgage Trust 2006-2	5.891%	6/12/46	900	1,027
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	178
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	308
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,685	1,918
4 ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	250	250
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	355	417
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	234
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	182
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	181
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	37
4 Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	733	745
4 Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,190	1,234
4 Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	913	947
4 Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	599	609
4 Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	400	413
4 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	425	449
4 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,849
4 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	192
4 Morgan Stanley Capital I Trust 2005-HQ7	5.210%	11/14/42	900	995
4 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,451	1,584
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	186
4 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	247	263
4 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	69
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	180	195
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	740	851
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	418
4 Morgan Stanley Capital I Trust 2006-HQ8	5.421%	3/12/44	575	638
4 Morgan Stanley Capital I Trust 2006-HQ8	5.470%	3/12/44	375	423
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	287
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	254
4 Morgan Stanley Capital I Trust 2006-IQ11	5.679%	10/15/42	855	971
4 Morgan Stanley Capital I Trust 2006-IQ11	5.683%	10/15/42	30	34
4 Morgan Stanley Capital I Trust 2006-IQ11	5.683%	10/15/42	200	222
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	675	774
4 Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	6	6
4 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	611
4 Morgan Stanley Capital I Trust 2006-TOP23	5.819%	8/12/41	110	128
4 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	63	67
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,611
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,728
4 Morgan Stanley Capital I Trust 2007-IQ16	6.096%	12/12/49	225	268
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	275	308
4 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	1,195	1,409
4 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	300	345
4 Morgan Stanley Capital I Trust 2008-TOP29	6.275%	1/11/43	635	778
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	688
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	322
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	675

7 Northern Rock Asset Management plc	5.625%	6/22/17	500	579
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	2,000	2,253
7 Royal Bank of Canada	3.125%	4/14/15	425	448
4 Royal Bank of Canada	0.625%	12/5/16	500	499
Royal Bank of Canada	1.200%	9/19/17	850	853
4 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	364	364
4 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	287	287
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.539%	8/15/39	160	181
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	639
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	300
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	724	734
4 Wachovia Bank Commercial Mortgage Trust
Series 2003-C6	5.125%	8/15/35	108	109
4 Wachovia Bank Commercial Mortgage Trust
Series 2003-C8	4.964%	11/15/35	494	501
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C10	4.748%	2/15/41	421	430
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C12	5.309%	7/15/41	850	882
4 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	1,150	1,212
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	400	431
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	125	135
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	1,050	1,145
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	65	70
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	150	164
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	735	811
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.241%	10/15/44	907	997
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.241%	10/15/44	60	66
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.283%	12/15/44	1,550	1,715
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.333%	12/15/44	50	56
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.734%	5/15/43	800	915
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.965%	6/15/45	121	137
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	946	1,051
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C28	5.679%	10/15/48	455	485
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.313%	11/15/48	1,498	1,535

4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	426
4 WF-RBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	113
4 WF-RBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	54
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	478
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	317
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	273
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	179
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	369
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	225	228
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	260
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $162,810)				179,774
Corporate Bonds (8.9%)
Finance (2.9%)
Banking (1.9%)
Abbey National Treasury Services plc	2.875%	4/25/14	725	736
Abbey National Treasury Services plc	4.000%	4/27/16	665	709
American Express Bank FSB	6.000%	9/13/17	225	269
American Express Centurion Bank	5.950%	6/12/17	75	89
American Express Centurion Bank	6.000%	9/13/17	1,750	2,086
American Express Co.	5.500%	9/12/16	350	401
American Express Co.	6.150%	8/28/17	535	640
American Express Co.	7.000%	3/19/18	2,200	2,749
American Express Co.	2.650%	12/2/22	1,472	1,444
American Express Co.	4.050%	12/3/42	121	116
4 American Express Co.	6.800%	9/1/66	450	483
American Express Credit Corp.	5.125%	8/25/14	685	728
American Express Credit Corp.	2.750%	9/15/15	985	1,030
American Express Credit Corp.	2.800%	9/19/16	425	450
American Express Credit Corp.	2.375%	3/24/17	825	864
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	476
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	256
Bancolombia SA	4.250%	1/12/16	1,125	1,179
Bank of America Corp.	7.375%	5/15/14	1,025	1,097
Bank of America Corp.	5.125%	11/15/14	1,340	1,424
Bank of America Corp.	4.500%	4/1/15	2,180	2,311
Bank of America Corp.	3.700%	9/1/15	1,030	1,088
Bank of America Corp.	1.500%	10/9/15	900	902
Bank of America Corp.	5.250%	12/1/15	275	298
Bank of America Corp.	1.250%	1/11/16	700	697
Bank of America Corp.	3.625%	3/17/16	275	292
Bank of America Corp.	3.750%	7/12/16	1,030	1,095
Bank of America Corp.	6.500%	8/1/16	1,370	1,575
Bank of America Corp.	5.750%	8/15/16	275	306
Bank of America Corp.	7.800%	9/15/16	300	352
Bank of America Corp.	5.625%	10/14/16	1,525	1,716
Bank of America Corp.	5.420%	3/15/17	775	861
Bank of America Corp.	3.875%	3/22/17	1,750	1,882
Bank of America Corp.	6.000%	9/1/17	250	290
Bank of America Corp.	5.750%	12/1/17	895	1,034
Bank of America Corp.	2.000%	1/11/18	2,650	2,636
Bank of America Corp.	5.650%	5/1/18	4,150	4,806

Bank of America Corp.	7.625%	6/1/19	605	768
Bank of America Corp.	5.625%	7/1/20	1,060	1,236
Bank of America Corp.	5.875%	1/5/21	145	171
Bank of America Corp.	5.000%	5/13/21	205	228
Bank of America Corp.	5.700%	1/24/22	500	587
Bank of America Corp.	3.300%	1/11/23	2,400	2,356
Bank of America Corp.	5.875%	2/7/42	1,150	1,362
Bank of America NA	5.300%	3/15/17	325	364
Bank of America NA	6.100%	6/15/17	350	402
Bank of America NA	6.000%	10/15/36	350	425
Bank of Montreal	0.800%	11/6/15	425	424
Bank of Montreal	2.500%	1/11/17	1,425	1,493
Bank of Montreal	2.550%	11/6/22	450	442
Bank of New York Mellon Corp.	4.300%	5/15/14	455	475
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,244
Bank of New York Mellon Corp.	0.700%	10/23/15	200	200
Bank of New York Mellon Corp.	2.500%	1/15/16	450	473
Bank of New York Mellon Corp.	2.300%	7/28/16	486	508
Bank of New York Mellon Corp.	2.400%	1/17/17	300	314
Bank of New York Mellon Corp.	1.969%	6/20/17	200	206
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,100
Bank of New York Mellon Corp.	5.450%	5/15/19	350	423
Bank of New York Mellon Corp.	4.600%	1/15/20	400	461
Bank of New York Mellon Corp.	3.550%	9/23/21	625	674
Bank of Nova Scotia	2.375%	12/17/13	1,175	1,193
Bank of Nova Scotia	1.850%	1/12/15	715	731
Bank of Nova Scotia	3.400%	1/22/15	510	535
Bank of Nova Scotia	2.050%	10/7/15	125	131
Bank of Nova Scotia	0.750%	10/9/15	150	150
Bank of Nova Scotia	2.900%	3/29/16	105	111
Bank of Nova Scotia	2.550%	1/12/17	875	919
Bank of Nova Scotia	1.375%	12/18/17	275	275
Bank of Nova Scotia	4.375%	1/13/21	105	120
Bank One Corp.	4.900%	4/30/15	475	510
Barclays Bank plc	5.200%	7/10/14	1,480	1,560
Barclays Bank plc	2.750%	2/23/15	125	129
Barclays Bank plc	3.900%	4/7/15	105	111
Barclays Bank plc	5.000%	9/22/16	385	433
Barclays Bank plc	6.750%	5/22/19	1,385	1,729
Barclays Bank plc	5.125%	1/8/20	1,260	1,456
Barclays Bank plc	5.140%	10/14/20	105	112
BB&T Corp.	2.050%	4/28/14	920	935
BB&T Corp.	5.700%	4/30/14	360	380
BB&T Corp.	5.200%	12/23/15	205	228
BB&T Corp.	3.200%	3/15/16	185	197
BB&T Corp.	3.950%	4/29/16	1,250	1,363
BB&T Corp.	2.150%	3/22/17	450	464
BB&T Corp.	1.450%	1/12/18	275	274
BB&T Corp.	6.850%	4/30/19	275	354
BBVA US Senior SAU	3.250%	5/16/14	275	279
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,254
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,722
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,087
Bear Stearns Cos. LLC	6.400%	10/2/17	300	358
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,340
BNP Paribas SA	3.250%	3/11/15	670	696
BNP Paribas SA	3.600%	2/23/16	855	907

BNP Paribas SA	2.375%	9/14/17	775	786
BNP Paribas SA	5.000%	1/15/21	2,810	3,170
BNP Paribas SA	3.250%	3/3/23	75	73
Branch Banking & Trust Co.	5.625%	9/15/16	100	114
Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	99
Capital One Bank USA NA	8.800%	7/15/19	625	844
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,124
Capital One Financial Corp.	7.375%	5/23/14	105	113
Capital One Financial Corp.	2.125%	7/15/14	830	842
Capital One Financial Corp.	5.500%	6/1/15	225	245
Capital One Financial Corp.	3.150%	7/15/16	805	855
Capital One Financial Corp.	6.150%	9/1/16	175	201
Capital One Financial Corp.	5.250%	2/21/17	50	57
Capital One Financial Corp.	6.750%	9/15/17	205	248
Capital One Financial Corp.	4.750%	7/15/21	280	317
Capital One NA	1.500%	3/22/18	600	595
[4,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,166
Citigroup Inc.	5.125%	5/5/14	100	104
Citigroup Inc.	6.375%	8/12/14	1,765	1,892
Citigroup Inc.	5.000%	9/15/14	3,755	3,941
Citigroup Inc.	5.500%	10/15/14	1,140	1,217
Citigroup Inc.	6.010%	1/15/15	265	287
Citigroup Inc.	2.650%	3/2/15	675	694
Citigroup Inc.	4.750%	5/19/15	265	284
Citigroup Inc.	4.700%	5/29/15	475	509
Citigroup Inc.	4.587%	12/15/15	810	878
Citigroup Inc.	5.300%	1/7/16	275	303
Citigroup Inc.	1.250%	1/15/16	1,500	1,495
Citigroup Inc.	3.953%	6/15/16	435	469
Citigroup Inc.	5.850%	8/2/16	185	210
Citigroup Inc.	4.450%	1/10/17	1,800	1,980
Citigroup Inc.	5.500%	2/15/17	115	128
Citigroup Inc.	6.125%	11/21/17	3,490	4,129
Citigroup Inc.	6.125%	5/15/18	1,426	1,705
Citigroup Inc.	8.500%	5/22/19	2,525	3,366
Citigroup Inc.	5.375%	8/9/20	445	521
Citigroup Inc.	4.050%	7/30/22	175	180
Citigroup Inc.	5.875%	2/22/33	520	570
Citigroup Inc.	6.000%	10/31/33	425	472
Citigroup Inc.	5.850%	12/11/34	231	270
Citigroup Inc.	6.125%	8/25/36	565	641
Citigroup Inc.	5.875%	5/29/37	225	265
Citigroup Inc.	6.875%	3/5/38	2,183	2,872
Citigroup Inc.	8.125%	7/15/39	1,125	1,643
Citigroup Inc.	5.875%	1/30/42	125	148
Comerica Bank	5.200%	8/22/17	300	346
Comerica Inc.	3.000%	9/16/15	375	394
Commonwealth Bank of Australia	1.950%	3/16/15	800	819
Commonwealth Bank of Australia	1.250%	9/18/15	800	810
Commonwealth Bank of Australia	1.900%	9/18/17	250	256
Compass Bank	6.400%	10/1/17	150	163
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	432
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	1,175	1,261

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	1,025	1,025
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,734
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,291
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	975	975
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	153
Credit Suisse	5.500%	5/1/14	1,110	1,168
Credit Suisse	3.500%	3/23/15	2,515	2,647
Credit Suisse	6.000%	2/15/18	975	1,128
Credit Suisse	5.300%	8/13/19	475	560
Credit Suisse	5.400%	1/14/20	200	224
Credit Suisse	4.375%	8/5/20	865	973
Credit Suisse USA Inc.	4.875%	1/15/15	235	252
Credit Suisse USA Inc.	5.375%	3/2/16	120	135
Credit Suisse USA Inc.	5.850%	8/16/16	600	690
Credit Suisse USA Inc.	7.125%	7/15/32	465	655
Deutsche Bank AG	3.875%	8/18/14	105	110
Deutsche Bank AG	3.450%	3/30/15	500	526
Deutsche Bank AG	3.250%	1/11/16	805	853
Deutsche Bank AG	6.000%	9/1/17	1,360	1,618
Deutsche Bank Financial LLC	5.375%	3/2/15	900	963
Discover Bank	7.000%	4/15/20	250	310
Discover Financial Services	3.850%	11/21/22	225	230
Fifth Third Bancorp	3.500%	3/15/22	825	855
Fifth Third Bancorp	8.250%	3/1/38	910	1,269
Fifth Third Bank	4.750%	2/1/15	325	347
Fifth Third Bank	0.900%	2/26/16	300	300
First Horizon National Corp.	5.375%	12/15/15	1,050	1,144
First Niagara Financial Group Inc.	6.750%	3/19/20	75	90
First Niagara Financial Group Inc.	7.250%	12/15/21	65	79
FirstMerit Corp.	4.350%	2/4/23	125	130
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,463
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,276
Goldman Sachs Group Inc.	6.000%	5/1/14	1,955	2,063
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,240
Goldman Sachs Group Inc.	5.125%	1/15/15	910	972
Goldman Sachs Group Inc.	3.300%	5/3/15	575	599
Goldman Sachs Group Inc.	3.700%	8/1/15	390	412
Goldman Sachs Group Inc.	1.600%	11/23/15	400	403
Goldman Sachs Group Inc.	5.350%	1/15/16	200	221
Goldman Sachs Group Inc.	3.625%	2/7/16	3,515	3,733
Goldman Sachs Group Inc.	5.750%	10/1/16	520	591
Goldman Sachs Group Inc.	5.625%	1/15/17	830	927
Goldman Sachs Group Inc.	6.250%	9/1/17	645	754
Goldman Sachs Group Inc.	5.950%	1/18/18	1,485	1,727
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,240
Goldman Sachs Group Inc.	6.150%	4/1/18	100	118
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,778
Goldman Sachs Group Inc.	5.375%	3/15/20	970	1,104
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,892
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,899
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,247
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,001

Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,634
Goldman Sachs Group Inc.	6.125%	2/15/33	1,995	2,278
Goldman Sachs Group Inc.	6.450%	5/1/36	450	485
Goldman Sachs Group Inc.	6.750%	10/1/37	1,345	1,504
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,470
HSBC Bank USA NA	4.625%	4/1/14	1,105	1,147
HSBC Bank USA NA	4.875%	8/24/20	675	758
HSBC Bank USA NA	5.875%	11/1/34	675	780
HSBC Bank USA NA	5.625%	8/15/35	625	700
HSBC Bank USA NA	7.000%	1/15/39	300	391
HSBC Holdings plc	5.100%	4/5/21	1,310	1,515
HSBC Holdings plc	4.875%	1/14/22	225	257
HSBC Holdings plc	4.000%	3/30/22	700	754
HSBC Holdings plc	7.625%	5/17/32	400	530
HSBC Holdings plc	7.350%	11/27/32	400	504
HSBC Holdings plc	6.500%	5/2/36	385	473
HSBC Holdings plc	6.500%	9/15/37	1,885	2,337
HSBC Holdings plc	6.800%	6/1/38	75	96
HSBC Holdings plc	6.100%	1/14/42	200	256
HSBC USA Inc.	2.375%	2/13/15	300	309
HSBC USA Inc.	1.625%	1/16/18	1,925	1,919
HSBC USA Inc.	5.000%	9/27/20	145	161
Huntington Bancshares Inc.	7.000%	12/15/20	450	557
Intesa Sanpaolo SPA	3.125%	1/15/16	825	806
Intesa Sanpaolo SPA	3.875%	1/16/18	525	508
JPMorgan Chase & Co.	4.650%	6/1/14	1,410	1,475
JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,695
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,574
JPMorgan Chase & Co.	1.875%	3/20/15	675	689
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,700
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,343
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,928
JPMorgan Chase & Co.	3.450%	3/1/16	725	770
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,119
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,581
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	5,042
JPMorgan Chase & Co.	1.800%	1/25/18	125	126
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,783
JPMorgan Chase & Co.	4.400%	7/22/20	905	1,001
JPMorgan Chase & Co.	4.250%	10/15/20	175	192
JPMorgan Chase & Co.	4.625%	5/10/21	835	934
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,931
JPMorgan Chase & Co.	4.500%	1/24/22	725	806
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,797
JPMorgan Chase & Co.	3.200%	1/25/23	125	124
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,446
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,412
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,132
JPMorgan Chase & Co.	5.400%	1/6/42	400	460
JPMorgan Chase Bank NA	5.875%	6/13/16	725	821
JPMorgan Chase Bank NA	6.000%	10/1/17	660	776
KeyBank NA	5.800%	7/1/14	150	159
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	336
KeyBank NA	1.650%	2/1/18	450	453
KeyCorp	5.100%	3/24/21	1,310	1,521
Lloyds TSB Bank plc	4.875%	1/21/16	405	443

Lloyds TSB Bank plc	4.200%	3/28/17	400	441
Lloyds TSB Bank plc	6.375%	1/21/21	1,425	1,763
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	728
MBNA Corp.	5.000%	6/15/15	400	427
Mellon Funding Corp.	5.000%	12/1/14	250	267
Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	327
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,329
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,215
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	798
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,609
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,030	2,451
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	603
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,215	2,956
Morgan Stanley	2.875%	1/24/14	75	76
Morgan Stanley	4.750%	4/1/14	1,570	1,620
Morgan Stanley	6.000%	5/13/14	1,050	1,106
Morgan Stanley	2.875%	7/28/14	125	128
Morgan Stanley	4.200%	11/20/14	1,325	1,386
Morgan Stanley	4.100%	1/26/15	975	1,016
Morgan Stanley	6.000%	4/28/15	115	125
Morgan Stanley	5.375%	10/15/15	1,165	1,273
Morgan Stanley	3.450%	11/2/15	2,000	2,089
Morgan Stanley	1.750%	2/25/16	300	302
Morgan Stanley	3.800%	4/29/16	2,135	2,265
Morgan Stanley	5.750%	10/18/16	425	479
Morgan Stanley	5.450%	1/9/17	1,385	1,551
Morgan Stanley	4.750%	3/22/17	1,000	1,105
Morgan Stanley	5.950%	12/28/17	1,110	1,286
Morgan Stanley	6.625%	4/1/18	1,735	2,072
Morgan Stanley	7.300%	5/13/19	1,390	1,717
Morgan Stanley	5.625%	9/23/19	1,715	1,977
Morgan Stanley	5.500%	1/26/20	525	602
Morgan Stanley	5.500%	7/24/20	650	747
Morgan Stanley	5.750%	1/25/21	1,335	1,542
Morgan Stanley	5.500%	7/28/21	375	430
Morgan Stanley	4.875%	11/1/22	875	922
Morgan Stanley	3.750%	2/25/23	450	453
Morgan Stanley	7.250%	4/1/32	705	917
Morgan Stanley	6.375%	7/24/42	1,525	1,830
Murray Street Investment Trust I	4.647%	3/9/17	725	795
National Australia Bank Ltd.	2.000%	3/9/15	450	462
National Australia Bank Ltd.	1.600%	8/7/15	675	685
National Australia Bank Ltd.	2.750%	3/9/17	425	448
National Australia Bank Ltd.	3.000%	1/20/23	325	322
National Bank of Canada	1.500%	6/26/15	775	787
National City Corp.	4.900%	1/15/15	500	536
National City Corp.	6.875%	5/15/19	310	385
Northern Trust Co.	6.500%	8/15/18	75	94
Northern Trust Corp.	4.625%	5/1/14	125	131
Northern Trust Corp.	2.375%	8/2/22	825	808
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,433
PNC Bank NA	6.000%	12/7/17	350	417
PNC Bank NA	2.950%	1/30/23	100	99
PNC Funding Corp.	3.000%	5/19/14	105	108
PNC Funding Corp.	3.625%	2/8/15	165	174
PNC Funding Corp.	5.250%	11/15/15	375	415

PNC Funding Corp.	2.700%	9/19/16	105	111
PNC Funding Corp.	6.700%	6/10/19	50	63
PNC Funding Corp.	5.125%	2/8/20	825	966
PNC Funding Corp.	4.375%	8/11/20	800	903
PNC Funding Corp.	3.300%	3/8/22	1,900	1,961
Royal Bank of Canada	2.100%	7/29/13	750	754
Royal Bank of Canada	1.450%	10/30/14	140	142
Royal Bank of Canada	1.150%	3/13/15	325	332
Royal Bank of Canada	0.800%	10/30/15	475	476
Royal Bank of Canada	2.625%	12/15/15	600	631
Royal Bank of Canada	2.875%	4/19/16	125	133
Royal Bank of Canada	2.300%	7/20/16	1,045	1,091
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	707
7 Royal Bank of Scotland plc	4.875%	8/25/14	425	447
Royal Bank of Scotland plc	4.875%	3/16/15	660	708
Royal Bank of Scotland plc	3.950%	9/21/15	155	165
Royal Bank of Scotland plc	4.375%	3/16/16	470	511
Royal Bank of Scotland plc	5.625%	8/24/20	695	815
Royal Bank of Scotland plc	6.125%	1/11/21	645	779
Santander Holdings USA Inc.	3.000%	9/24/15	200	204
Santander Holdings USA Inc.	4.625%	4/19/16	450	481
Societe Generale SA	2.750%	10/12/17	550	565
SouthTrust Corp.	5.800%	6/15/14	300	317
State Street Bank & Trust Co.	5.300%	1/15/16	300	335
State Street Corp.	2.875%	3/7/16	515	548
State Street Corp.	4.956%	3/15/18	225	256
State Street Corp.	4.375%	3/7/21	615	700
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	430
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	764
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,076
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	329
SunTrust Bank	7.250%	3/15/18	75	93
SunTrust Banks Inc.	3.600%	4/15/16	940	1,006
SunTrust Banks Inc.	3.500%	1/20/17	380	407
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,319
Svenska Handelsbanken AB	1.625%	3/21/18	375	374
Toronto-Dominion Bank	1.375%	7/14/14	170	172
Toronto-Dominion Bank	2.500%	7/14/16	260	273
Toronto-Dominion Bank	2.375%	10/19/16	630	660
UBS AG	3.875%	1/15/15	410	432
UBS AG	7.000%	10/15/15	750	841
UBS AG	5.875%	7/15/16	205	230
UBS AG	7.375%	6/15/17	200	230
UBS AG	5.875%	12/20/17	2,215	2,629
UBS AG	5.750%	4/25/18	835	989
UBS AG	4.875%	8/4/20	725	835
Union Bank NA	5.950%	5/11/16	450	511
Union Bank NA	2.125%	6/16/17	125	129
UnionBanCal Corp.	3.500%	6/18/22	275	285
US Bancorp	4.200%	5/15/14	725	755
US Bancorp	3.150%	3/4/15	100	105
US Bancorp	2.450%	7/27/15	145	151
US Bancorp	3.442%	2/1/16	1,680	1,782
US Bancorp	1.650%	5/15/17	325	331
US Bancorp	4.125%	5/24/21	915	1,021
US Bancorp	3.000%	3/15/22	575	590
US Bancorp	2.950%	7/15/22	375	373

US Bank NA	6.300%	2/4/14	250	262
US Bank NA	4.950%	10/30/14	425	453
Vesey Street Investment Trust I	4.404%	9/1/16	75	81
Wachovia Bank NA	4.800%	11/1/14	484	515
Wachovia Bank NA	4.875%	2/1/15	824	884
Wachovia Bank NA	6.000%	11/15/17	250	299
Wachovia Bank NA	5.850%	2/1/37	425	511
Wachovia Bank NA	6.600%	1/15/38	605	795
Wachovia Corp.	5.250%	8/1/14	510	540
Wachovia Corp.	5.625%	10/15/16	500	570
Wachovia Corp.	5.750%	6/15/17	300	351
Wachovia Corp.	5.750%	2/1/18	985	1,172
Wachovia Corp.	7.500%	4/15/35	150	194
Wachovia Corp.	5.500%	8/1/35	200	223
Wachovia Corp.	6.550%	10/15/35	100	122
Wells Fargo & Co.	3.750%	10/1/14	905	947
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,565
Wells Fargo & Co.	3.625%	4/15/15	400	422
Wells Fargo & Co.	3.676%	6/15/16	580	626
Wells Fargo & Co.	5.125%	9/15/16	740	835
Wells Fargo & Co.	2.625%	12/15/16	575	605
Wells Fargo & Co.	2.100%	5/8/17	425	439
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,515
Wells Fargo & Co.	1.500%	1/16/18	300	299
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,621
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,414
Wells Fargo & Co.	3.450%	2/13/23	175	176
Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,972
Wells Fargo Bank NA	5.750%	5/16/16	250	285
Wells Fargo Bank NA	5.950%	8/26/36	550	677
4 Wells Fargo Capital X	5.950%	12/1/86	425	429
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,520
Westpac Banking Corp.	3.000%	8/4/15	375	394
Westpac Banking Corp.	1.125%	9/25/15	750	755
Westpac Banking Corp.	3.000%	12/9/15	240	254
Westpac Banking Corp.	0.950%	1/12/16	150	150
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,313
Westpac Banking Corp.	1.600%	1/12/18	225	227
Westpac Banking Corp.	4.875%	11/19/19	930	1,086
Zions Bancorporation	4.500%	3/27/17	50	53

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	589
Ameriprise Financial Inc.	7.300%	6/28/19	450	588
BlackRock Inc.	3.500%	12/10/14	175	184
BlackRock Inc.	1.375%	6/1/15	75	76
BlackRock Inc.	6.250%	9/15/17	300	365
BlackRock Inc.	5.000%	12/10/19	475	564
BlackRock Inc.	4.250%	5/24/21	450	506
BlackRock Inc.	3.375%	6/1/22	550	581
Charles Schwab Corp.	3.225%	9/1/22	400	414
Franklin Resources Inc.	3.125%	5/20/15	200	210
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	100	115
Franklin Resources Inc.	2.800%	9/15/22	575	582
Invesco Finance plc	3.125%	11/30/22	500	511
Jefferies Group LLC	3.875%	11/9/15	125	131

Jefferies Group LLC	5.125%	4/13/18	320	349
Jefferies Group LLC	8.500%	7/15/19	655	816
Jefferies Group LLC	6.875%	4/15/21	870	1,016
Jefferies Group LLC	5.125%	1/20/23	275	291
Jefferies Group LLC	6.250%	1/15/36	20	21
Lazard Group LLC	6.850%	6/15/17	450	516
Legg Mason Inc.	5.500%	5/21/19	200	219
Nomura Holdings Inc.	5.000%	3/4/15	375	398
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,060
Nomura Holdings Inc.	2.000%	9/13/16	150	150
Nomura Holdings Inc.	6.700%	3/4/20	225	270
Raymond James Financial Inc.	4.250%	4/15/16	100	107
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	158
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	120

Finance Companies (0.2%)
Block Financial LLC	5.500%	11/1/22	500	530
GATX Corp.	4.750%	6/15/22	275	292
General Electric Capital Corp.	5.900%	5/13/14	4,075	4,316
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,534
General Electric Capital Corp.	5.650%	6/9/14	1,150	1,219
General Electric Capital Corp.	3.750%	11/14/14	2,300	2,413
General Electric Capital Corp.	2.150%	1/9/15	1,025	1,053
General Electric Capital Corp.	1.625%	7/2/15	1,175	1,195
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,272
General Electric Capital Corp.	1.000%	12/11/15	125	126
General Electric Capital Corp.	1.000%	1/8/16	450	450
General Electric Capital Corp.	2.950%	5/9/16	475	502
General Electric Capital Corp.	3.350%	10/17/16	150	161
General Electric Capital Corp.	2.900%	1/9/17	750	793
General Electric Capital Corp.	2.300%	4/27/17	625	647
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,919
General Electric Capital Corp.	1.625%	4/2/18	950	946
General Electric Capital Corp.	5.625%	5/1/18	800	947
General Electric Capital Corp.	6.000%	8/7/19	625	758
General Electric Capital Corp.	2.100%	12/11/19	100	102
General Electric Capital Corp.	5.500%	1/8/20	125	148
General Electric Capital Corp.	5.550%	5/4/20	925	1,109
General Electric Capital Corp.	4.375%	9/16/20	1,675	1,869
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,741
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,187
General Electric Capital Corp.	3.150%	9/7/22	225	223
General Electric Capital Corp.	3.100%	1/9/23	525	518
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,322
General Electric Capital Corp.	5.875%	1/14/38	1,785	2,070
General Electric Capital Corp.	6.875%	1/10/39	3,935	5,192
4 General Electric Capital Corp.	6.375%	11/15/67	965	1,023
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	328
HSBC Finance Corp.	5.250%	4/15/15	150	162
HSBC Finance Corp.	5.000%	6/30/15	830	897
HSBC Finance Corp.	5.500%	1/19/16	275	306
HSBC Finance Corp.	6.676%	1/15/21	2,611	3,097
SLM Corp.	5.000%	4/15/15	25	27
SLM Corp.	3.875%	9/10/15	150	156
SLM Corp.	6.250%	1/25/16	1,815	1,981
SLM Corp.	6.000%	1/25/17	150	163
SLM Corp.	4.625%	9/25/17	250	260

SLM Corp.	8.450%	6/15/18	905	1,072
SLM Corp.	8.000%	3/25/20	630	734
SLM Corp.	7.250%	1/25/22	50	56
SLM Corp.	5.500%	1/25/23	500	496
SLM Corp.	5.625%	8/1/33	805	750

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	110
ACE INA Holdings Inc.	5.600%	5/15/15	125	138
ACE INA Holdings Inc.	2.600%	11/23/15	290	304
ACE INA Holdings Inc.	5.700%	2/15/17	200	234
ACE INA Holdings Inc.	5.800%	3/15/18	50	61
ACE INA Holdings Inc.	5.900%	6/15/19	715	890
ACE INA Holdings Inc.	2.700%	3/13/23	350	348
ACE INA Holdings Inc.	4.150%	3/13/43	225	226
AEGON Funding Co. LLC	5.750%	12/15/20	664	784
Aetna Inc.	6.000%	6/15/16	525	605
Aetna Inc.	1.500%	11/15/17	100	100
Aetna Inc.	6.500%	9/15/18	175	216
Aetna Inc.	3.950%	9/1/20	75	82
Aetna Inc.	4.125%	6/1/21	320	352
Aetna Inc.	2.750%	11/15/22	650	635
Aetna Inc.	6.625%	6/15/36	200	259
Aetna Inc.	6.750%	12/15/37	275	368
Aetna Inc.	4.500%	5/15/42	425	431
Aetna Inc.	4.125%	11/15/42	200	192
Aflac Inc.	2.650%	2/15/17	275	289
Aflac Inc.	8.500%	5/15/19	225	304
Aflac Inc.	4.000%	2/15/22	125	135
Aflac Inc.	6.900%	12/17/39	75	99
Aflac Inc.	6.450%	8/15/40	300	377
Alleghany Corp.	5.625%	9/15/20	100	115
Alleghany Corp.	4.950%	6/27/22	425	473
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,031
Allstate Corp.	6.200%	5/16/14	105	111
Allstate Corp.	5.000%	8/15/14	350	371
Allstate Corp.	7.450%	5/16/19	310	408
Allstate Corp.	6.125%	12/15/32	250	311
Allstate Corp.	5.550%	5/9/35	205	247
Allstate Corp.	5.200%	1/15/42	850	979
4 Allstate Corp.	6.125%	5/15/67	250	262
4 Allstate Corp.	6.500%	5/15/67	200	217
Alterra Finance LLC	6.250%	9/30/20	95	111
American Financial Group Inc.	9.875%	6/15/19	100	136
American International Group Inc.	4.250%	9/15/14	310	325
American International Group Inc.	3.000%	3/20/15	375	389
American International Group Inc.	2.375%	8/24/15	25	26
American International Group Inc.	4.875%	9/15/16	450	501
American International Group Inc.	5.600%	10/18/16	800	908
American International Group Inc.	3.800%	3/22/17	750	812
American International Group Inc.	5.450%	5/18/17	910	1,043
American International Group Inc.	5.850%	1/16/18	1,200	1,406
American International Group Inc.	8.250%	8/15/18	820	1,062
American International Group Inc.	6.400%	12/15/20	1,160	1,439
American International Group Inc.	4.875%	6/1/22	1,575	1,784
American International Group Inc.	6.250%	5/1/36	400	501
4 American International Group Inc.	8.175%	5/15/68	1,385	1,870

4 American International Group Inc.	6.250%	3/15/87	250	276
Aon Corp.	3.500%	9/30/15	150	159
Aon Corp.	5.000%	9/30/20	865	995
Aon Corp.	8.205%	1/1/27	50	65
Aon Corp.	6.250%	9/30/40	150	193
Arch Capital Group Ltd.	7.350%	5/1/34	500	642
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	517
Assurant Inc.	6.750%	2/15/34	550	611
AXA SA	8.600%	12/15/30	680	877
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	293
Axis Specialty Finance LLC	5.875%	6/1/20	390	444
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	102
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	605	723
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	541
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	306
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	155
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	395
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,445
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,181
Berkshire Hathaway Inc.	3.400%	1/31/22	50	53
Berkshire Hathaway Inc.	3.000%	2/11/23	325	330
Berkshire Hathaway Inc.	4.500%	2/11/43	925	934
Chubb Corp.	5.750%	5/15/18	310	377
Chubb Corp.	6.000%	5/11/37	375	482
4 Chubb Corp.	6.375%	3/29/67	535	586
Cigna Corp.	2.750%	11/15/16	320	339
Cigna Corp.	4.375%	12/15/20	100	111
Cigna Corp.	4.500%	3/15/21	210	234
Cigna Corp.	4.000%	2/15/22	165	178
Cigna Corp.	6.150%	11/15/36	1,050	1,274
Cigna Corp.	5.875%	3/15/41	235	283
Cigna Corp.	5.375%	2/15/42	190	214
Cincinnati Financial Corp.	6.125%	11/1/34	325	370
CNA Financial Corp.	6.500%	8/15/16	475	547
CNA Financial Corp.	7.350%	11/15/19	460	583
CNA Financial Corp.	5.875%	8/15/20	145	172
Coventry Health Care Inc.	6.300%	8/15/14	575	616
Coventry Health Care Inc.	5.450%	6/15/21	265	312
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	171
First American Financial Corp.	4.300%	2/1/23	100	104
Genworth Financial Inc.	4.950%	10/1/15	125	134
Genworth Financial Inc.	8.625%	12/15/16	400	484
Genworth Financial Inc.	7.700%	6/15/20	215	257
Genworth Financial Inc.	7.200%	2/15/21	25	29
Genworth Financial Inc.	7.625%	9/24/21	475	571
Genworth Financial Inc.	6.500%	6/15/34	425	450
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	542
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	172
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	222
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	360
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	116
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
Hartford Financial Services Group Inc.	6.625%	4/15/42	375	497
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	262
Humana Inc.	3.150%	12/1/22	725	716
Humana Inc.	8.150%	6/15/38	325	458

Humana Inc.	4.625%	12/1/42	225	216
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	104
7 ING US Inc.	2.900%	2/15/18	250	253
7 ING US Inc.	5.500%	7/15/22	50	55
Lincoln National Corp.	8.750%	7/1/19	175	237
Lincoln National Corp.	6.250%	2/15/20	255	310
Lincoln National Corp.	4.200%	3/15/22	325	353
Lincoln National Corp.	6.150%	4/7/36	350	419
Lincoln National Corp.	7.000%	6/15/40	565	751
4 Lincoln National Corp.	7.000%	5/17/66	500	509
Loews Corp.	6.000%	2/1/35	200	238
Manulife Financial Corp.	3.400%	9/17/15	400	423
Manulife Financial Corp.	4.900%	9/17/20	475	537
Markel Corp.	7.125%	9/30/19	125	154
Markel Corp.	4.900%	7/1/22	275	305
Markel Corp.	3.625%	3/30/23	175	175
Markel Corp.	5.000%	3/30/43	125	125
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	732
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	622
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	118
MetLife Inc.	2.375%	2/6/14	430	437
MetLife Inc.	5.000%	6/15/15	1,105	1,205
MetLife Inc.	6.750%	6/1/16	105	124
MetLife Inc.	1.756%	12/15/17	425	431
MetLife Inc.	6.817%	8/15/18	105	131
MetLife Inc.	7.717%	2/15/19	105	137
MetLife Inc.	4.750%	2/8/21	380	436
MetLife Inc.	3.048%	12/15/22	675	677
MetLife Inc.	6.375%	6/15/34	580	739
MetLife Inc.	5.875%	2/6/41	440	533
MetLife Inc.	4.125%	8/13/42	200	189
4 MetLife Inc.	6.400%	12/15/66	565	620
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	473
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	104
PartnerRe Finance B LLC	5.500%	6/1/20	200	227
Primerica Inc.	4.750%	7/15/22	50	55
Principal Financial Group Inc.	8.875%	5/15/19	410	558
Principal Financial Group Inc.	6.050%	10/15/36	250	311
Principal Financial Group Inc.	4.350%	5/15/43	125	124
Principal Life Income Funding Trusts	5.100%	4/15/14	475	497
Progressive Corp.	3.750%	8/23/21	145	158
Progressive Corp.	6.625%	3/1/29	150	192
4 Progressive Corp.	6.700%	6/15/67	425	467
Protective Life Corp.	7.375%	10/15/19	100	123
Protective Life Corp.	8.450%	10/15/39	175	231
Prudential Financial Inc.	4.750%	4/1/14	425	442
Prudential Financial Inc.	5.100%	9/20/14	895	951
Prudential Financial Inc.	6.200%	1/15/15	100	109
Prudential Financial Inc.	5.500%	3/15/16	50	56
Prudential Financial Inc.	6.000%	12/1/17	100	119
Prudential Financial Inc.	7.375%	6/15/19	455	585
Prudential Financial Inc.	5.375%	6/21/20	980	1,158
Prudential Financial Inc.	5.750%	7/15/33	570	654
Prudential Financial Inc.	5.400%	6/13/35	295	322
Prudential Financial Inc.	5.900%	3/17/36	775	896
Prudential Financial Inc.	5.700%	12/14/36	655	740

Prudential Financial Inc.	6.625%	6/21/40	125	158
Prudential Financial Inc.	5.625%	5/12/41	105	119
4 Prudential Financial Inc.	5.875%	9/15/42	225	239
4 Prudential Financial Inc.	5.625%	6/15/43	975	1,012
4 Prudential Financial Inc.	5.200%	3/15/44	300	299
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,202
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	333
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	598
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	227
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	674
Torchmark Corp.	6.375%	6/15/16	425	480
Transatlantic Holdings Inc.	8.000%	11/30/39	625	874
Travelers Cos. Inc.	6.250%	6/20/16	100	117
Travelers Cos. Inc.	5.800%	5/15/18	910	1,107
Travelers Cos. Inc.	3.900%	11/1/20	530	596
Travelers Cos. Inc.	6.750%	6/20/36	475	656
Travelers Cos. Inc.	6.250%	6/15/37	145	193
Travelers Cos. Inc.	5.350%	11/1/40	130	158
UnitedHealth Group Inc.	5.000%	8/15/14	650	690
UnitedHealth Group Inc.	4.875%	3/15/15	250	270
UnitedHealth Group Inc.	1.875%	11/15/16	225	232
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,042
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,768
UnitedHealth Group Inc.	4.700%	2/15/21	165	189
UnitedHealth Group Inc.	3.375%	11/15/21	105	111
UnitedHealth Group Inc.	6.500%	6/15/37	200	258
UnitedHealth Group Inc.	6.625%	11/15/37	325	423
UnitedHealth Group Inc.	6.875%	2/15/38	755	1,007
UnitedHealth Group Inc.	5.950%	2/15/41	500	616
UnitedHealth Group Inc.	4.625%	11/15/41	50	52
UnitedHealth Group Inc.	3.950%	10/15/42	200	188
UnitedHealth Group Inc.	4.250%	3/15/43	75	74
Unum Group	7.125%	9/30/16	175	206
Unum Group	5.625%	9/15/20	50	58
Unum Group	5.750%	8/15/42	200	224
Validus Holdings Ltd.	8.875%	1/26/40	150	200
WellPoint Inc.	6.000%	2/15/14	525	549
WellPoint Inc.	1.250%	9/10/15	225	227
WellPoint Inc.	5.250%	1/15/16	290	323
WellPoint Inc.	5.875%	6/15/17	500	590
WellPoint Inc.	1.875%	1/15/18	350	355
WellPoint Inc.	7.000%	2/15/19	145	181
WellPoint Inc.	3.700%	8/15/21	145	153
WellPoint Inc.	3.125%	5/15/22	50	50
WellPoint Inc.	3.300%	1/15/23	750	761
WellPoint Inc.	5.950%	12/15/34	100	118
WellPoint Inc.	5.850%	1/15/36	150	177
WellPoint Inc.	6.375%	6/15/37	630	774
WellPoint Inc.	4.625%	5/15/42	175	176
WellPoint Inc.	4.650%	1/15/43	825	821
Willis Group Holdings plc	5.750%	3/15/21	265	300
Willis North America Inc.	6.200%	3/28/17	300	342
Willis North America Inc.	7.000%	9/29/19	700	835
WR Berkley Corp.	5.375%	9/15/20	50	57
XL Group plc	6.375%	11/15/24	100	121
XLIT Ltd.	5.750%	10/1/21	545	650

Other Finance (0.0%)
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	157
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	486
ORIX Corp.	4.710%	4/27/15	800	849
ORIX Corp.	5.000%	1/12/16	245	264
XTRA Finance Corp.	5.150%	4/1/17	575	658

Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	325
AvalonBay Communities Inc.	5.750%	9/15/16	100	115
AvalonBay Communities Inc.	2.850%	3/15/23	100	98
BioMed Realty LP	3.850%	4/15/16	325	346
BioMed Realty LP	4.250%	7/15/22	100	105
Boston Properties LP	3.700%	11/15/18	320	352
Boston Properties LP	5.625%	11/15/20	325	385
Boston Properties LP	4.125%	5/15/21	190	206
Boston Properties LP	3.850%	2/1/23	950	1,007
Brandywine Operating Partnership LP	4.950%	4/15/18	725	803
BRE Properties Inc.	3.375%	1/15/23	1,150	1,143
Camden Property Trust	5.700%	5/15/17	25	29
Camden Property Trust	2.950%	12/15/22	325	320
CommonWealth REIT	6.650%	1/15/18	1,175	1,334
DDR Corp.	7.875%	9/1/20	500	637
DDR Corp.	4.625%	7/15/22	500	548
Digital Realty Trust LP	4.500%	7/15/15	75	79
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,333
Duke Realty LP	5.950%	2/15/17	200	229
Duke Realty LP	8.250%	8/15/19	125	163
Duke Realty LP	6.750%	3/15/20	250	305
Duke Realty LP	3.625%	4/15/23	875	876
EPR Properties	5.750%	8/15/22	75	82
ERP Operating LP	5.250%	9/15/14	350	373
ERP Operating LP	5.375%	8/1/16	275	312
ERP Operating LP	4.750%	7/15/20	265	298
ERP Operating LP	4.625%	12/15/21	115	129
Federal Realty Investment Trust	3.000%	8/1/22	175	174
HCP Inc.	3.750%	2/1/16	1,445	1,546
HCP Inc.	6.300%	9/15/16	300	348
HCP Inc.	5.625%	5/1/17	25	29
HCP Inc.	2.625%	2/1/20	100	101
HCP Inc.	5.375%	2/1/21	360	419
HCP Inc.	6.750%	2/1/41	175	227
Health Care REIT Inc.	3.625%	3/15/16	225	239
Health Care REIT Inc.	6.200%	6/1/16	325	371
Health Care REIT Inc.	4.700%	9/15/17	50	56
Health Care REIT Inc.	2.250%	3/15/18	575	579
Health Care REIT Inc.	4.125%	4/1/19	300	326
Health Care REIT Inc.	6.125%	4/15/20	100	119
Health Care REIT Inc.	4.950%	1/15/21	175	195
Health Care REIT Inc.	5.250%	1/15/22	425	484
Health Care REIT Inc.	3.750%	3/15/23	175	176
Health Care REIT Inc.	6.500%	3/15/41	200	237
Health Care REIT Inc.	5.125%	3/15/43	175	173
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	257
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	165
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	100
7 Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	100

Hospitality Properties Trust	5.125%	2/15/15	500	522
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,152
Kilroy Realty LP	5.000%	11/3/15	150	163
Kilroy Realty LP	4.800%	7/15/18	800	893
Kilroy Realty LP	3.800%	1/15/23	100	103
Kimco Realty Corp.	5.783%	3/15/16	125	140
Kimco Realty Corp.	5.700%	5/1/17	375	433
Kimco Realty Corp.	6.875%	10/1/19	50	64
Liberty Property LP	5.125%	3/2/15	375	402
Liberty Property LP	3.375%	6/15/23	575	573
Mack-Cali Realty LP	7.750%	8/15/19	750	949
Mack-Cali Realty LP	4.500%	4/18/22	225	241
National Retail Properties Inc.	6.875%	10/15/17	25	30
National Retail Properties Inc.	3.800%	10/15/22	500	515
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,075
Post Apartment Homes LP	3.375%	12/1/22	100	101
ProLogis LP	4.500%	8/15/17	75	83
ProLogis LP	7.375%	10/30/19	50	63
ProLogis LP	6.625%	12/1/19	100	122
ProLogis LP	6.875%	3/15/20	300	367
Realty Income Corp.	2.000%	1/31/18	575	579
Realty Income Corp.	6.750%	8/15/19	935	1,158
Realty Income Corp.	3.250%	10/15/22	100	98
Regency Centers LP	5.250%	8/1/15	75	82
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	6.750%	5/15/14	425	447
Simon Property Group LP	4.200%	2/1/15	135	142
Simon Property Group LP	5.750%	12/1/15	325	363
Simon Property Group LP	5.250%	12/1/16	335	383
Simon Property Group LP	2.800%	1/30/17	425	450
Simon Property Group LP	5.875%	3/1/17	650	756
Simon Property Group LP	2.150%	9/15/17	200	207
Simon Property Group LP	6.125%	5/30/18	450	551
Simon Property Group LP	5.650%	2/1/20	700	843
Simon Property Group LP	4.375%	3/1/21	555	621
Simon Property Group LP	4.125%	12/1/21	225	249
Simon Property Group LP	3.375%	3/15/22	250	263
Simon Property Group LP	2.750%	2/1/23	125	123
Simon Property Group LP	6.750%	2/1/40	300	406
Simon Property Group LP	4.750%	3/15/42	225	235
Tanger Properties LP	6.150%	11/15/15	400	453
UDR Inc.	4.250%	6/1/18	50	55
UDR Inc.	4.625%	1/10/22	125	138
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	327
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	327
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	279
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	150
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	497
Washington REIT	4.950%	10/1/20	125	136
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	75	74
Weingarten Realty Investors	3.500%	4/15/23	250	250
				553,947

Industrial (5.0%)
Basic Industry (0.5%)
Agrium Inc.	3.150%	10/1/22	600	580
Air Products & Chemicals Inc.	2.000%	8/2/16	275	285
Air Products & Chemicals Inc.	1.200%	10/15/17	225	226
Air Products & Chemicals Inc.	3.000%	11/3/21	190	197
Air Products & Chemicals Inc.	2.750%	2/3/23	200	204
Airgas Inc.	4.500%	9/15/14	100	105
Airgas Inc.	3.250%	10/1/15	225	237
Albemarle Corp.	4.500%	12/15/20	50	55
Alcoa Inc.	6.750%	7/15/18	310	355
Alcoa Inc.	5.720%	2/23/19	100	108
Alcoa Inc.	6.150%	8/15/20	810	885
Alcoa Inc.	5.400%	4/15/21	250	259
Alcoa Inc.	5.900%	2/1/27	275	292
Alcoa Inc.	6.750%	1/15/28	1,000	1,104
Alcoa Inc.	5.950%	2/1/37	310	300
Allegheny Technologies Inc.	9.375%	6/1/19	450	580
AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	254
AngloGold Ashanti Holdings plc	5.125%	8/1/22	150	153
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	102
Barrick Gold Corp.	1.750%	5/30/14	50	51
Barrick Gold Corp.	2.900%	5/30/16	295	311
Barrick Gold Corp.	6.950%	4/1/19	350	434
Barrick Gold Corp.	3.850%	4/1/22	100	103
Barrick Gold Corp.	5.250%	4/1/42	300	304
Barrick Gold Finance Co.	4.875%	11/15/14	825	876
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	915	989
Barrick North America Finance LLC	7.500%	9/15/38	25	33
Barrick North America Finance LLC	5.700%	5/30/41	750	803
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	670
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	289
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	961
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,250	1,263
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	350	361
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,505
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	407
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	317
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	106
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	536
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	450	453
Cabot Corp.	2.550%	1/15/18	1,600	1,644
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	619
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	833
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	209
CF Industries Inc.	6.875%	5/1/18	750	897
CF Industries Inc.	7.125%	5/1/20	825	1,021
Cliffs Natural Resources Inc.	3.950%	1/15/18	575	579
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	370
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	297
Cliffs Natural Resources Inc.	6.250%	10/1/40	350	323
Domtar Corp.	6.250%	9/1/42	50	51
Dow Chemical Co.	5.900%	2/15/15	1,150	1,258
Dow Chemical Co.	2.500%	2/15/16	250	261
Dow Chemical Co.	5.700%	5/15/18	100	118

Dow Chemical Co.	8.550%	5/15/19	410	552
Dow Chemical Co.	4.250%	11/15/20	2,010	2,202
Dow Chemical Co.	4.125%	11/15/21	185	197
Dow Chemical Co.	3.000%	11/15/22	700	688
Dow Chemical Co.	7.375%	11/1/29	100	134
Dow Chemical Co.	9.400%	5/15/39	760	1,215
Dow Chemical Co.	5.250%	11/15/41	525	567
Eastman Chemical Co.	3.000%	12/15/15	400	420
Eastman Chemical Co.	2.400%	6/1/17	975	1,013
Eastman Chemical Co.	3.600%	8/15/22	650	679
Eastman Chemical Co.	4.800%	9/1/42	400	414
Ecolab Inc.	2.375%	12/8/14	150	154
Ecolab Inc.	1.000%	8/9/15	900	903
Ecolab Inc.	3.000%	12/8/16	175	186
Ecolab Inc.	1.450%	12/8/17	1,225	1,219
Ecolab Inc.	4.350%	12/8/21	550	613
Ecolab Inc.	5.500%	12/8/41	625	718
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	309
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	398
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	121
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	339
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	349
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,558
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	969
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	76
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	661
EI du Pont de Nemours & Co.	4.900%	1/15/41	800	913
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	126
FMC Corp.	3.950%	2/1/22	150	158
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	202
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	127
7 Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,382
7 Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	850	853
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	475	471
7 Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,274
7 Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	720	710
Goldcorp Inc.	2.125%	3/15/18	975	980
Goldcorp Inc.	3.700%	3/15/23	600	603
International Paper Co.	5.300%	4/1/15	525	568
International Paper Co.	7.950%	6/15/18	410	527
International Paper Co.	9.375%	5/15/19	700	963
International Paper Co.	7.500%	8/15/21	410	536
International Paper Co.	4.750%	2/15/22	500	562
International Paper Co.	7.300%	11/15/39	805	1,059
Lubrizol Corp.	5.500%	10/1/14	525	564
LyondellBasell Industries NV	5.000%	4/15/19	900	1,016
LyondellBasell Industries NV	6.000%	11/15/21	475	564
LyondellBasell Industries NV	5.750%	4/15/24	500	587
Monsanto Co.	2.750%	4/15/16	75	79
Monsanto Co.	2.200%	7/15/22	175	173
Monsanto Co.	5.875%	4/15/38	375	486
Monsanto Co.	3.600%	7/15/42	250	240
Mosaic Co.	3.750%	11/15/21	650	684
Mosaic Co.	4.875%	11/15/41	130	137
Newmont Mining Corp.	3.500%	3/15/22	250	251
Newmont Mining Corp.	5.875%	4/1/35	325	360
Newmont Mining Corp.	6.250%	10/1/39	500	575

Newmont Mining Corp.	4.875%	3/15/42	600	580
Nucor Corp.	5.750%	12/1/17	385	459
Nucor Corp.	6.400%	12/1/37	250	326
Packaging Corp. of America	3.900%	6/15/22	275	284
Placer Dome Inc.	6.450%	10/15/35	375	432
Plum Creek Timberlands LP	5.875%	11/15/15	400	444
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	321
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	732
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,386
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	59
PPG Industries Inc.	1.900%	1/15/16	375	386
PPG Industries Inc.	6.650%	3/15/18	700	864
Praxair Inc.	4.375%	3/31/14	450	467
Praxair Inc.	5.250%	11/15/14	150	161
Praxair Inc.	4.625%	3/30/15	615	665
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	175	203
Praxair Inc.	3.000%	9/1/21	50	52
Praxair Inc.	2.450%	2/15/22	850	852
Praxair Inc.	3.550%	11/7/42	100	94
Rayonier Inc.	3.750%	4/1/22	125	126
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	952
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	410
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	305
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,800	1,956
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	292
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	491
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,487
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	327
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	190
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,059
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	306
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	640
Rio Tinto Finance USA plc	1.125%	3/20/15	325	327
Rio Tinto Finance USA plc	2.000%	3/22/17	375	384
Rio Tinto Finance USA plc	3.500%	3/22/22	200	207
Rio Tinto Finance USA plc	4.750%	3/22/42	875	919
Rio Tinto Finance USA plc	4.125%	8/21/42	750	706
Rohm & Haas Co.	7.850%	7/15/29	300	410
RPM International Inc.	6.125%	10/15/19	75	88
RPM International Inc.	3.450%	11/15/22	250	247
Sherwin-Williams Co.	3.125%	12/15/14	175	182
Sigma-Aldrich Corp.	3.375%	11/1/20	75	79
Southern Copper Corp.	5.375%	4/16/20	200	227
Southern Copper Corp.	7.500%	7/27/35	1,475	1,775
Southern Copper Corp.	6.750%	4/16/40	250	282
Syngenta Finance NV	3.125%	3/28/22	250	258
Syngenta Finance NV	4.375%	3/28/42	150	158
Teck Resources Ltd.	3.150%	1/15/17	500	523
Teck Resources Ltd.	2.500%	2/1/18	430	428
Teck Resources Ltd.	4.500%	1/15/21	250	268
Teck Resources Ltd.	4.750%	1/15/22	75	81
Teck Resources Ltd.	3.750%	2/1/23	525	514
Teck Resources Ltd.	6.250%	7/15/41	795	837
Teck Resources Ltd.	5.200%	3/1/42	425	394
Vale Canada Ltd.	5.700%	10/15/15	450	491
Vale Canada Ltd.	7.200%	9/15/32	100	117

Vale Overseas Ltd.	6.250%	1/11/16	510	569
Vale Overseas Ltd.	6.250%	1/23/17	200	228
Vale Overseas Ltd.	5.625%	9/15/19	500	567
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,155
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,422
Vale Overseas Ltd.	8.250%	1/17/34	375	481
Vale Overseas Ltd.	6.875%	11/21/36	855	972
Vale Overseas Ltd.	6.875%	11/10/39	1,010	1,156
Valspar Corp.	7.250%	6/15/19	50	62
Valspar Corp.	4.200%	1/15/22	25	27
Westlake Chemical Corp.	3.600%	7/15/22	50	51
Westvaco Corp.	7.950%	2/15/31	300	367
Xstrata Canada Corp.	5.500%	6/15/17	250	283

Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	302
3M Co.	6.375%	2/15/28	350	486
3M Co.	5.700%	3/15/37	105	136
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	375	380
ABB Finance USA Inc.	4.375%	5/8/42	150	158
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	115
Black & Decker Corp.	5.750%	11/15/16	75	87
Boeing Capital Corp.	2.125%	8/15/16	115	120
Boeing Capital Corp.	4.700%	10/27/19	125	147
Boeing Co.	5.000%	3/15/14	115	120
Boeing Co.	3.500%	2/15/15	565	596
Boeing Co.	6.000%	3/15/19	150	185
Boeing Co.	4.875%	2/15/20	525	622
Boeing Co.	6.875%	3/15/39	250	355
Boeing Co.	5.875%	2/15/40	795	1,013
Carlisle Cos. Inc.	3.750%	11/15/22	175	175
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	341
Caterpillar Financial Services Corp.	1.375%	5/20/14	370	374
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	188
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,219
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	799
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,602
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	0.950%	6/26/15	450	454
Caterpillar Inc.	1.500%	6/26/17	450	457
Caterpillar Inc.	3.900%	5/27/21	220	244
Caterpillar Inc.	2.600%	6/26/22	125	126
Caterpillar Inc.	6.050%	8/15/36	895	1,148
Caterpillar Inc.	3.803%	8/15/42	979	925
Cooper US Inc.	2.375%	1/15/16	1,000	1,036
CRH America Inc.	4.125%	1/15/16	500	527
CRH America Inc.	6.000%	9/30/16	750	853
CRH America Inc.	5.750%	1/15/21	885	989
Danaher Corp.	2.300%	6/23/16	200	210
Danaher Corp.	3.900%	6/23/21	150	167
Deere & Co.	6.950%	4/25/14	825	883
Deere & Co.	2.600%	6/8/22	700	705
Deere & Co.	5.375%	10/16/29	455	563
Deere & Co.	7.125%	3/3/31	400	566
Deere & Co.	3.900%	6/9/42	500	494
Dover Corp.	4.300%	3/1/21	145	164

Dover Corp.	5.375%	3/1/41	480	582
7 Eaton Corp.	1.500%	11/2/17	200	201
Eaton Corp.	5.600%	5/15/18	550	651
7 Eaton Corp.	2.750%	11/2/22	575	571
7 Eaton Corp.	4.000%	11/2/32	815	813
7 Eaton Corp.	4.150%	11/2/42	75	73
Embraer Overseas Ltd.	6.375%	1/24/17	100	113
Embraer Overseas Ltd.	6.375%	1/15/20	675	781
Embraer SA	5.150%	6/15/22	325	353
Emerson Electric Co.	4.875%	10/15/19	125	148
Emerson Electric Co.	4.250%	11/15/20	25	29
Emerson Electric Co.	2.625%	2/15/23	1,000	1,013
Emerson Electric Co.	5.250%	11/15/39	135	162
Flowserve Corp.	3.500%	9/15/22	625	633
General Dynamics Corp.	1.375%	1/15/15	550	560
General Dynamics Corp.	1.000%	11/15/17	1,100	1,091
General Dynamics Corp.	3.875%	7/15/21	550	611
General Dynamics Corp.	2.250%	11/15/22	900	865
General Dynamics Corp.	3.600%	11/15/42	125	114
General Electric Co.	0.850%	10/9/15	925	928
General Electric Co.	5.250%	12/6/17	1,940	2,275
General Electric Co.	2.700%	10/9/22	1,350	1,350
General Electric Co.	4.125%	10/9/42	1,050	1,051
Goodrich Corp.	6.125%	3/1/19	525	655
Harsco Corp.	5.750%	5/15/18	675	751
Honeywell International Inc.	5.400%	3/15/16	245	278
Honeywell International Inc.	5.300%	3/15/17	275	320
Honeywell International Inc.	5.300%	3/1/18	150	179
Honeywell International Inc.	5.000%	2/15/19	105	125
Honeywell International Inc.	4.250%	3/1/21	805	928
Honeywell International Inc.	5.700%	3/15/37	105	133
Honeywell International Inc.	5.375%	3/1/41	855	1,062
Illinois Tool Works Inc.	5.150%	4/1/14	430	448
Illinois Tool Works Inc.	6.250%	4/1/19	450	564
Illinois Tool Works Inc.	3.375%	9/15/21	105	114
Illinois Tool Works Inc.	4.875%	9/15/41	105	118
Illinois Tool Works Inc.	3.900%	9/1/42	725	701
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	707
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	271
John Deere Capital Corp.	1.250%	12/2/14	350	355
John Deere Capital Corp.	2.950%	3/9/15	125	131
John Deere Capital Corp.	0.875%	4/17/15	50	50
John Deere Capital Corp.	0.950%	6/29/15	300	303
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	0.750%	1/22/16	275	276
John Deere Capital Corp.	1.850%	9/15/16	185	191
John Deere Capital Corp.	2.000%	1/13/17	375	388
John Deere Capital Corp.	2.800%	9/18/17	550	588
John Deere Capital Corp.	1.200%	10/10/17	475	477
John Deere Capital Corp.	5.750%	9/10/18	205	250
John Deere Capital Corp.	2.250%	4/17/19	150	155
John Deere Capital Corp.	1.700%	1/15/20	550	542
John Deere Capital Corp.	3.900%	7/12/21	125	139
John Deere Capital Corp.	3.150%	10/15/21	105	111
John Deere Capital Corp.	2.750%	3/15/22	75	76
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,802
Joy Global Inc.	6.000%	11/15/16	250	287

Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	130
L-3 Communications Corp.	5.200%	10/15/19	825	939
L-3 Communications Corp.	4.750%	7/15/20	425	469
L-3 Communications Corp.	4.950%	2/15/21	575	642
Lockheed Martin Corp.	7.650%	5/1/16	250	300
Lockheed Martin Corp.	2.125%	9/15/16	245	254
Lockheed Martin Corp.	4.250%	11/15/19	530	594
Lockheed Martin Corp.	3.350%	9/15/21	80	84
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,086
Lockheed Martin Corp.	5.500%	11/15/39	180	206
Lockheed Martin Corp.	5.720%	6/1/40	316	372
Martin Marietta Materials Inc.	6.600%	4/15/18	400	454
Mohawk Industries Inc.	3.850%	2/1/23	750	763
Northrop Grumman Corp.	1.850%	11/15/15	475	486
Northrop Grumman Corp.	3.500%	3/15/21	125	134
Northrop Grumman Corp.	5.050%	11/15/40	475	515
Owens Corning	6.500%	12/1/16	1,691	1,908
Owens Corning	4.200%	12/15/22	150	154
Parker Hannifin Corp.	5.500%	5/15/18	125	149
Parker Hannifin Corp.	3.500%	9/15/22	75	81
Parker Hannifin Corp.	6.250%	5/15/38	75	100
7 Pentair Finance SA	1.350%	12/1/15	300	300
Precision Castparts Corp.	0.700%	12/20/15	225	226
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,653
Precision Castparts Corp.	2.500%	1/15/23	125	123
Precision Castparts Corp.	3.900%	1/15/43	175	172
Raytheon Co.	6.750%	3/15/18	125	155
Raytheon Co.	3.125%	10/15/20	425	449
Raytheon Co.	2.500%	12/15/22	425	415
Raytheon Co.	7.200%	8/15/27	75	104
Raytheon Co.	4.875%	10/15/40	225	248
Raytheon Co.	4.700%	12/15/41	625	675
Republic Services Inc.	3.800%	5/15/18	685	753
Republic Services Inc.	5.000%	3/1/20	125	144
Republic Services Inc.	5.250%	11/15/21	50	59
Republic Services Inc.	3.550%	6/1/22	300	313
Republic Services Inc.	6.200%	3/1/40	475	588
Republic Services Inc.	5.700%	5/15/41	500	580
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	275
Rockwell Automation Inc.	6.250%	12/1/37	325	426
Rockwell Collins Inc.	5.250%	7/15/19	50	60
Rockwell Collins Inc.	3.100%	11/15/21	125	132
Roper Industries Inc.	6.250%	9/1/19	1,275	1,549
Snap-on Inc.	6.125%	9/1/21	200	246
Sonoco Products Co.	4.375%	11/1/21	65	71
Sonoco Products Co.	5.750%	11/1/40	265	303
Stanley Black & Decker Inc.	3.400%	12/1/21	450	471
Stanley Black & Decker Inc.	5.200%	9/1/40	150	169
Textron Inc.	5.600%	12/1/17	125	141
Textron Inc.	7.250%	10/1/19	650	789
Tyco International Finance SA	8.500%	1/15/19	200	259
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	300	373
United Technologies Corp.	4.875%	5/1/15	115	125
United Technologies Corp.	1.200%	6/1/15	200	203

United Technologies Corp.	1.800%	6/1/17	620	640
United Technologies Corp.	5.375%	12/15/17	1,575	1,871
United Technologies Corp.	6.125%	2/1/19	1,183	1,474
United Technologies Corp.	4.500%	4/15/20	445	516
United Technologies Corp.	3.100%	6/1/22	1,350	1,413
United Technologies Corp.	7.500%	9/15/29	100	143
United Technologies Corp.	5.400%	5/1/35	400	477
United Technologies Corp.	6.050%	6/1/36	185	238
United Technologies Corp.	6.125%	7/15/38	500	649
United Technologies Corp.	5.700%	4/15/40	525	662
United Technologies Corp.	4.500%	6/1/42	1,725	1,840
Waste Management Inc.	2.600%	9/1/16	205	214
Waste Management Inc.	6.100%	3/15/18	1,100	1,322
Waste Management Inc.	7.375%	3/11/19	80	102
Waste Management Inc.	4.600%	3/1/21	275	311
Waste Management Inc.	7.100%	8/1/26	325	436
Waste Management Inc.	7.750%	5/15/32	185	254
Waste Management Inc.	6.125%	11/30/39	400	494

Communication (0.9%)
America Movil SAB de CV	5.750%	1/15/15	833	901
America Movil SAB de CV	2.375%	9/8/16	900	928
America Movil SAB de CV	5.625%	11/15/17	350	408
America Movil SAB de CV	5.000%	10/16/19	850	964
America Movil SAB de CV	5.000%	3/30/20	710	799
America Movil SAB de CV	3.125%	7/16/22	200	196
America Movil SAB de CV	6.375%	3/1/35	200	239
America Movil SAB de CV	6.125%	11/15/37	300	348
America Movil SAB de CV	6.125%	3/30/40	1,210	1,416
America Movil SAB de CV	4.375%	7/16/42	425	396
American Tower Corp.	4.625%	4/1/15	75	80
American Tower Corp.	4.500%	1/15/18	1,400	1,545
American Tower Corp.	5.050%	9/1/20	205	228
American Tower Corp.	5.900%	11/1/21	1,500	1,762
American Tower Corp.	3.500%	1/31/23	1,150	1,139
AT&T Corp.	6.500%	3/15/29	100	122
AT&T Corp.	8.000%	11/15/31	1,001	1,463
AT&T Inc.	5.100%	9/15/14	1,575	1,675
AT&T Inc.	2.500%	8/15/15	2,285	2,373
AT&T Inc.	0.900%	2/12/16	100	100
AT&T Inc.	2.950%	5/15/16	160	169
AT&T Inc.	5.625%	6/15/16	600	685
AT&T Inc.	2.400%	8/15/16	445	464
AT&T Inc.	1.600%	2/15/17	500	507
AT&T Inc.	1.700%	6/1/17	2,175	2,200
AT&T Inc.	5.500%	2/1/18	2,385	2,801
AT&T Inc.	5.600%	5/15/18	250	297
AT&T Inc.	5.800%	2/15/19	325	393
AT&T Inc.	4.450%	5/15/21	485	546
AT&T Inc.	3.875%	8/15/21	615	665
AT&T Inc.	3.000%	2/15/22	750	757
AT&T Inc.	6.450%	6/15/34	945	1,156
AT&T Inc.	6.500%	9/1/37	873	1,077
AT&T Inc.	6.300%	1/15/38	1,785	2,145
AT&T Inc.	6.400%	5/15/38	550	671
AT&T Inc.	6.550%	2/15/39	410	507
AT&T Inc.	5.350%	9/1/40	1,755	1,880

AT&T Inc.	5.550%	8/15/41	210	230
7 AT&T Inc.	4.300%	12/15/42	623	587
7 AT&T Inc.	4.350%	6/15/45	856	799
AT&T Mobility LLC	7.125%	12/15/31	400	544
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	133
BellSouth Corp.	5.200%	12/15/16	250	284
BellSouth Corp.	6.875%	10/15/31	231	279
BellSouth Corp.	6.550%	6/15/34	511	607
BellSouth Corp.	6.000%	11/15/34	219	244
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,882
British Telecommunications plc	5.950%	1/15/18	1,440	1,718
British Telecommunications plc	9.625%	12/15/30	1,125	1,747
CBS Corp.	5.750%	4/15/20	360	425
CBS Corp.	4.300%	2/15/21	550	599
CBS Corp.	3.375%	3/1/22	725	739
CBS Corp.	7.875%	7/30/30	400	531
CBS Corp.	5.500%	5/15/33	200	211
CBS Corp.	4.850%	7/1/42	225	220
7 CC Holdings GS V LLC	3.849%	4/15/23	500	505
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,492	1,982
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,684
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,097
Comcast Corp.	6.500%	1/15/15	700	773
Comcast Corp.	5.900%	3/15/16	1,265	1,448
Comcast Corp.	5.700%	7/1/19	1,730	2,110
Comcast Corp.	3.125%	7/15/22	100	103
Comcast Corp.	2.850%	1/15/23	900	898
Comcast Corp.	4.250%	1/15/33	1,200	1,206
Comcast Corp.	7.050%	3/15/33	1,000	1,330
Comcast Corp.	6.500%	11/15/35	1,075	1,369
Comcast Corp.	6.450%	3/15/37	50	63
Comcast Corp.	6.950%	8/15/37	1,220	1,631
Comcast Corp.	6.400%	5/15/38	600	759
Comcast Corp.	4.650%	7/15/42	100	102
Comcast Corp.	4.500%	1/15/43	225	227
COX Communications Inc.	5.450%	12/15/14	48	52
COX Communications Inc.	5.500%	10/1/15	600	669
7 COX Communications Inc.	8.375%	3/1/39	500	739
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	481
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,256
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,433
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	343
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	300	314
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	75	79
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,330	2,768
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	500	574
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	3,035

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	307
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	225	252
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	800	774
Discovery Communications LLC	5.050%	6/1/20	500	578
Discovery Communications LLC	4.375%	6/15/21	205	226
Discovery Communications LLC	3.300%	5/15/22	125	127
Discovery Communications LLC	3.250%	4/1/23	500	507
Discovery Communications LLC	4.950%	5/15/42	225	233
Discovery Communications LLC	4.875%	4/1/43	175	178
Embarq Corp.	7.082%	6/1/16	425	490
Embarq Corp.	7.995%	6/1/36	405	428
France Telecom SA	4.375%	7/8/14	525	548
France Telecom SA	2.750%	9/14/16	820	857
France Telecom SA	5.375%	7/8/19	1,025	1,198
France Telecom SA	4.125%	9/14/21	902	974
France Telecom SA	8.500%	3/1/31	785	1,123
France Telecom SA	5.375%	1/13/42	25	26
Grupo Televisa SAB	6.625%	3/18/25	450	568
Grupo Televisa SAB	6.625%	1/15/40	500	610
GTE Corp.	6.940%	4/15/28	325	424
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	966
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	369
Moody's Corp.	4.500%	9/1/22	1,400	1,443
NBCUniversal Media LLC	2.100%	4/1/14	550	558
NBCUniversal Media LLC	3.650%	4/30/15	200	212
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,478
NBCUniversal Media LLC	5.150%	4/30/20	925	1,098
NBCUniversal Media LLC	4.375%	4/1/21	205	230
NBCUniversal Media LLC	6.400%	4/30/40	350	444
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,308
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	242
News America Inc.	5.300%	12/15/14	205	221
News America Inc.	6.900%	3/1/19	1,160	1,465
News America Inc.	5.650%	8/15/20	500	600
News America Inc.	4.500%	2/15/21	435	491
News America Inc.	3.000%	9/15/22	500	496
News America Inc.	6.550%	3/15/33	892	1,060
News America Inc.	6.200%	12/15/34	725	859
News America Inc.	6.400%	12/15/35	750	907
News America Inc.	8.150%	10/17/36	385	530
News America Inc.	6.150%	3/1/37	345	407
News America Inc.	6.900%	8/15/39	425	540
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	101
Omnicom Group Inc.	5.900%	4/15/16	50	57
Omnicom Group Inc.	4.450%	8/15/20	500	544
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,118
Pacific Bell Telephone Co.	7.125%	3/15/26	200	265
Qwest Corp.	6.500%	6/1/17	275	321
Qwest Corp.	6.750%	12/1/21	410	472
Qwest Corp.	7.250%	9/15/25	175	202
Qwest Corp.	6.875%	9/15/33	375	374
Qwest Corp.	7.125%	11/15/43	550	562
7 Reed Elsevier Capital Inc.	3.125%	10/15/22	705	688
Rogers Communications Inc.	6.800%	8/15/18	950	1,195

Rogers Communications Inc.	3.000%	3/15/23	230	231
Telecom Italia Capital SA	6.175%	6/18/14	410	429
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,036
Telecom Italia Capital SA	5.250%	10/1/15	1,505	1,588
Telecom Italia Capital SA	7.175%	6/18/19	550	627
Telecom Italia Capital SA	6.375%	11/15/33	205	199
Telecom Italia Capital SA	7.721%	6/4/38	1,060	1,106
Telefonica Emisiones SAU	4.949%	1/15/15	625	656
Telefonica Emisiones SAU	3.729%	4/27/15	300	310
Telefonica Emisiones SAU	6.421%	6/20/16	475	527
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,159
Telefonica Emisiones SAU	5.134%	4/27/20	705	743
Telefonica Emisiones SAU	5.462%	2/16/21	350	376
Telefonica Emisiones SAU	7.045%	6/20/36	690	742
Telefonica Europe BV	8.250%	9/15/30	750	893
Thomson Reuters Corp.	5.700%	10/1/14	850	912
Thomson Reuters Corp.	6.500%	7/15/18	50	61
Thomson Reuters Corp.	4.700%	10/15/19	125	143
Thomson Reuters Corp.	5.500%	8/15/35	350	396
Thomson Reuters Corp.	5.850%	4/15/40	425	505
Time Warner Cable Inc.	7.500%	4/1/14	1,470	1,568
Time Warner Cable Inc.	3.500%	2/1/15	300	314
Time Warner Cable Inc.	5.850%	5/1/17	825	959
Time Warner Cable Inc.	8.250%	4/1/19	700	912
Time Warner Cable Inc.	5.000%	2/1/20	2,495	2,842
Time Warner Cable Inc.	4.125%	2/15/21	500	537
Time Warner Cable Inc.	6.550%	5/1/37	550	637
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,893
Time Warner Cable Inc.	5.875%	11/15/40	600	639
Time Warner Cable Inc.	5.500%	9/1/41	250	256
Time Warner Cable Inc.	4.500%	9/15/42	475	431
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,090
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	138
United States Cellular Corp.	6.700%	12/15/33	350	372
Verizon Communications Inc.	5.550%	2/15/16	500	563
Verizon Communications Inc.	3.000%	4/1/16	380	402
Verizon Communications Inc.	2.000%	11/1/16	875	903
Verizon Communications Inc.	5.500%	4/1/17	50	58
Verizon Communications Inc.	1.100%	11/1/17	200	197
Verizon Communications Inc.	5.500%	2/15/18	1,150	1,352
Verizon Communications Inc.	6.100%	4/15/18	305	368
Verizon Communications Inc.	8.750%	11/1/18	445	597
Verizon Communications Inc.	4.600%	4/1/21	790	881
Verizon Communications Inc.	3.500%	11/1/21	640	665
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,816
Verizon Communications Inc.	5.850%	9/15/35	500	572
Verizon Communications Inc.	6.250%	4/1/37	150	178
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,645
Verizon Communications Inc.	6.900%	4/15/38	350	449
Verizon Communications Inc.	7.350%	4/1/39	550	745
Verizon Communications Inc.	6.000%	4/1/41	445	516
Verizon Communications Inc.	4.750%	11/1/41	625	614
Verizon Communications Inc.	3.850%	11/1/42	250	215
Verizon Global Funding Corp.	7.750%	12/1/30	1,135	1,570
Verizon Maryland Inc.	5.125%	6/15/33	1,000	1,043
Verizon New England Inc.	7.875%	11/15/29	250	316
Vodafone Group plc	4.150%	6/10/14	412	429

Vodafone Group plc	0.900%	2/19/16	175	175
Vodafone Group plc	5.750%	3/15/16	300	341
Vodafone Group plc	5.625%	2/27/17	2,060	2,388
Vodafone Group plc	1.625%	3/20/17	625	631
Vodafone Group plc	1.250%	9/26/17	1,350	1,337
Vodafone Group plc	1.500%	2/19/18	150	150
Vodafone Group plc	4.625%	7/15/18	125	143
Vodafone Group plc	5.450%	6/10/19	275	326
Vodafone Group plc	2.500%	9/26/22	200	193
Vodafone Group plc	2.950%	2/19/23	545	542
Vodafone Group plc	7.875%	2/15/30	425	600
Vodafone Group plc	6.250%	11/30/32	350	426
Vodafone Group plc	6.150%	2/27/37	755	902
Vodafone Group plc	4.375%	2/19/43	275	260
Washington Post Co.	7.250%	2/1/19	150	179
WPP Finance 2010	4.750%	11/21/21	1,721	1,867
WPP Finance 2010	3.625%	9/7/22	500	498

Consumer Cyclical (0.6%)
7 ADT Corp.	2.250%	7/15/17	75	75
7 ADT Corp.	3.500%	7/15/22	675	666
7 ADT Corp.	4.875%	7/15/42	200	191
Amazon.com Inc.	0.650%	11/27/15	350	349
Amazon.com Inc.	1.200%	11/29/17	650	647
Amazon.com Inc.	2.500%	11/29/22	275	266
AutoZone Inc.	5.750%	1/15/15	325	353
AutoZone Inc.	7.125%	8/1/18	650	816
BorgWarner Inc.	4.625%	9/15/20	50	55
Carnival Corp.	1.200%	2/5/16	275	275
Costco Wholesale Corp.	5.500%	3/15/17	475	557
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,834
CVS Caremark Corp.	4.875%	9/15/14	175	186
CVS Caremark Corp.	3.250%	5/18/15	705	741
CVS Caremark Corp.	5.750%	6/1/17	496	588
CVS Caremark Corp.	4.750%	5/18/20	625	723
CVS Caremark Corp.	2.750%	12/1/22	975	962
CVS Caremark Corp.	6.250%	6/1/27	125	160
CVS Caremark Corp.	6.125%	9/15/39	125	155
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,493
7 Daimler Finance North America LLC	2.625%	9/15/16	225	235
Daimler Finance North America LLC	8.500%	1/18/31	655	1,014
Darden Restaurants Inc.	6.200%	10/15/17	150	174
Darden Restaurants Inc.	4.500%	10/15/21	670	701
Darden Restaurants Inc.	6.800%	10/15/37	480	554
eBay Inc.	1.625%	10/15/15	125	128
eBay Inc.	1.350%	7/15/17	625	632
eBay Inc.	3.250%	10/15/20	125	134
eBay Inc.	2.600%	7/15/22	825	820
eBay Inc.	4.000%	7/15/42	75	69
Expedia Inc.	5.950%	8/15/20	1,750	1,943
Family Dollar Stores Inc.	5.000%	2/1/21	125	135
Ford Motor Co.	6.625%	10/1/28	575	666
Ford Motor Co.	6.375%	2/1/29	275	307
Ford Motor Co.	7.450%	7/16/31	1,075	1,357
Ford Motor Co.	4.750%	1/15/43	775	723
Ford Motor Co.	7.400%	11/1/46	300	374
Ford Motor Credit Co. LLC	8.000%	6/1/14	375	403

Ford Motor Credit Co. LLC	8.700%	10/1/14	275	304
Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,299
Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,074
Ford Motor Credit Co. LLC	2.750%	5/15/15	475	485
Ford Motor Credit Co. LLC	12.000%	5/15/15	375	453
Ford Motor Credit Co. LLC	5.625%	9/15/15	325	354
Ford Motor Credit Co. LLC	4.207%	4/15/16	1,025	1,091
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	212
Ford Motor Credit Co. LLC	8.000%	12/15/16	525	628
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,765
Ford Motor Credit Co. LLC	6.625%	8/15/17	525	613
Ford Motor Credit Co. LLC	5.000%	5/15/18	900	992
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	979
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	510
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	829
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,107
Gap Inc.	5.950%	4/12/21	2,550	2,894
Historic TW Inc.	9.150%	2/1/23	975	1,420
Historic TW Inc.	6.625%	5/15/29	200	247
Home Depot Inc.	5.400%	3/1/16	1,305	1,479
Home Depot Inc.	4.400%	4/1/21	1,610	1,854
Home Depot Inc.	5.875%	12/16/36	745	929
Home Depot Inc.	5.950%	4/1/41	375	479
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,275
Host Hotels & Resorts LP	3.750%	10/15/23	500	502
International Game Technology	7.500%	6/15/19	375	448
International Game Technology	5.500%	6/15/20	125	135
Johnson Controls Inc.	2.600%	12/1/16	150	157
Johnson Controls Inc.	5.000%	3/30/20	200	228
Johnson Controls Inc.	4.250%	3/1/21	745	819
Johnson Controls Inc.	3.750%	12/1/21	175	186
Johnson Controls Inc.	6.000%	1/15/36	125	150
Johnson Controls Inc.	5.700%	3/1/41	205	238
Johnson Controls Inc.	5.250%	12/1/41	100	110
Kohl's Corp.	6.250%	12/15/17	200	233
Kohl's Corp.	4.000%	11/1/21	845	873
Kohl's Corp.	6.000%	1/15/33	225	235
Kohl's Corp.	6.875%	12/15/37	100	115
Lowe's Cos. Inc.	5.000%	10/15/15	75	83
Lowe's Cos. Inc.	1.625%	4/15/17	925	946
Lowe's Cos. Inc.	6.100%	9/15/17	200	241
Lowe's Cos. Inc.	4.625%	4/15/20	445	512
Lowe's Cos. Inc.	3.750%	4/15/21	205	224
Lowe's Cos. Inc.	3.800%	11/15/21	250	274
Lowe's Cos. Inc.	3.120%	4/15/22	200	207
Lowe's Cos. Inc.	6.875%	2/15/28	367	475
Lowe's Cos. Inc.	5.800%	4/15/40	180	217
Lowe's Cos. Inc.	5.125%	11/15/41	100	111
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,257
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,913
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	278
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,232
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	158
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	571
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	320
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	26
Marriott International Inc.	6.200%	6/15/16	150	172

Marriott International Inc.	6.375%	6/15/17	50	59
Marriott International Inc.	3.000%	3/1/19	125	131
McDonald's Corp.	5.300%	3/15/17	400	466
McDonald's Corp.	5.800%	10/15/17	550	665
McDonald's Corp.	5.350%	3/1/18	880	1,047
McDonald's Corp.	2.625%	1/15/22	410	418
McDonald's Corp.	6.300%	3/1/38	300	408
McDonald's Corp.	5.700%	2/1/39	25	32
McDonald's Corp.	3.700%	2/15/42	1,225	1,190
MDC Holdings Inc.	6.000%	1/15/43	300	295
Nordstrom Inc.	4.750%	5/1/20	600	695
Nordstrom Inc.	4.000%	10/15/21	585	650
Nordstrom Inc.	6.950%	3/15/28	200	265
Nordstrom Inc.	7.000%	1/15/38	150	208
NVR Inc.	3.950%	9/15/22	225	231
O'Reilly Automotive Inc.	4.875%	1/14/21	50	56
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.600%	3/15/17	400	408
PACCAR Inc.	6.875%	2/15/14	200	211
QVC Inc.	5.125%	7/2/22	25	26
7 QVC Inc.	4.375%	3/15/23	75	75
7 QVC Inc.	5.950%	3/15/43	325	324
Target Corp.	5.375%	5/1/17	200	234
Target Corp.	6.000%	1/15/18	495	603
Target Corp.	3.875%	7/15/20	145	163
Target Corp.	2.900%	1/15/22	900	932
Target Corp.	6.350%	11/1/32	450	588
Target Corp.	7.000%	1/15/38	1,081	1,562
Target Corp.	4.000%	7/1/42	500	488
Time Warner Inc.	3.150%	7/15/15	860	905
Time Warner Inc.	4.875%	3/15/20	1,240	1,417
Time Warner Inc.	4.700%	1/15/21	700	790
Time Warner Inc.	4.750%	3/29/21	600	680
Time Warner Inc.	4.000%	1/15/22	205	220
Time Warner Inc.	7.625%	4/15/31	835	1,131
Time Warner Inc.	7.700%	5/1/32	590	805
Time Warner Inc.	6.200%	3/15/40	150	175
Time Warner Inc.	6.100%	7/15/40	825	958
Time Warner Inc.	6.250%	3/29/41	325	383
Time Warner Inc.	5.375%	10/15/41	205	220
TJX Cos. Inc.	6.950%	4/15/19	175	223
Toyota Motor Credit Corp.	1.000%	2/17/15	625	631
Toyota Motor Credit Corp.	3.200%	6/17/15	700	739
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	565
Toyota Motor Credit Corp.	2.000%	9/15/16	325	336
Toyota Motor Credit Corp.	2.050%	1/12/17	950	984
Toyota Motor Credit Corp.	1.250%	10/5/17	575	574
Toyota Motor Credit Corp.	1.375%	1/10/18	825	829
Toyota Motor Credit Corp.	4.250%	1/11/21	300	340
Toyota Motor Credit Corp.	3.400%	9/15/21	305	326
Toyota Motor Credit Corp.	3.300%	1/12/22	650	688
Toyota Motor Credit Corp.	2.625%	1/10/23	550	546
VF Corp.	5.950%	11/1/17	250	299
VF Corp.	3.500%	9/1/21	380	406
VF Corp.	6.450%	11/1/37	150	190

Viacom Inc.	4.375%	9/15/14	350	368
Viacom Inc.	1.250%	2/27/15	400	403
Viacom Inc.	2.500%	12/15/16	250	261
Viacom Inc.	3.500%	4/1/17	540	578
Viacom Inc.	5.625%	9/15/19	650	777
Viacom Inc.	4.500%	3/1/21	245	271
Viacom Inc.	3.875%	12/15/21	975	1,046
Viacom Inc.	3.125%	6/15/22	75	75
Viacom Inc.	6.875%	4/30/36	915	1,138
7 Viacom Inc.	4.375%	3/15/43	212	198
Wal-Mart Stores Inc.	1.625%	4/15/14	265	269
Wal-Mart Stores Inc.	3.200%	5/15/14	550	568
Wal-Mart Stores Inc.	4.500%	7/1/15	450	490
Wal-Mart Stores Inc.	1.500%	10/25/15	615	631
Wal-Mart Stores Inc.	5.375%	4/5/17	200	235
Wal-Mart Stores Inc.	5.800%	2/15/18	655	796
Wal-Mart Stores Inc.	3.625%	7/8/20	50	55
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,229
Wal-Mart Stores Inc.	4.250%	4/15/21	1,415	1,625
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,098
Wal-Mart Stores Inc.	5.250%	9/1/35	265	310
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,295
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,056
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,217
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,561
Walgreen Co.	1.800%	9/15/17	2,000	2,027
Walgreen Co.	5.250%	1/15/19	830	969
Walt Disney Co.	0.875%	12/1/14	1,125	1,134
Walt Disney Co.	1.350%	8/16/16	165	168
Walt Disney Co.	5.625%	9/15/16	500	581
Walt Disney Co.	1.100%	12/1/17	850	852
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	4.375%	8/16/41	225	242
Walt Disney Co.	4.125%	12/1/41	1,350	1,394
Walt Disney Co.	3.700%	12/1/42	450	433
Western Union Co.	6.500%	2/26/14	300	315
Western Union Co.	5.930%	10/1/16	400	442
Western Union Co.	6.200%	11/17/36	325	332
Wyndham Worldwide Corp.	2.950%	3/1/17	425	436
Wyndham Worldwide Corp.	2.500%	3/1/18	250	252
Wyndham Worldwide Corp.	4.250%	3/1/22	500	523
Wyndham Worldwide Corp.	3.900%	3/1/23	175	175
Yum! Brands Inc.	5.300%	9/15/19	479	561
Yum! Brands Inc.	6.875%	11/15/37	750	972

Consumer Noncyclical (1.3%)
Abbott Laboratories	5.125%	4/1/19	246	293
Abbott Laboratories	6.150%	11/30/37	550	740
Abbott Laboratories	6.000%	4/1/39	200	261
Abbott Laboratories	5.300%	5/27/40	145	176
7 AbbVie Inc.	1.200%	11/6/15	1,525	1,540
7 AbbVie Inc.	1.750%	11/6/17	2,525	2,566
7 AbbVie Inc.	2.000%	11/6/18	550	557
7 AbbVie Inc.	2.900%	11/6/22	1,250	1,258
7 AbbVie Inc.	4.400%	11/6/42	1,125	1,142
Actavis Inc.	1.875%	10/1/17	250	253
Actavis Inc.	3.250%	10/1/22	1,950	1,970

Actavis Inc.	4.625%	10/1/42	100	101
Allergan Inc.	5.750%	4/1/16	125	143
Allergan Inc.	1.350%	3/15/18	175	176
Allergan Inc.	2.800%	3/15/23	125	126
Altria Group Inc.	9.700%	11/10/18	1,372	1,900
Altria Group Inc.	9.250%	8/6/19	613	853
Altria Group Inc.	9.950%	11/10/38	685	1,128
Altria Group Inc.	10.200%	2/6/39	1,175	1,981
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,316
AmerisourceBergen Corp.	3.500%	11/15/21	150	160
Amgen Inc.	1.875%	11/15/14	390	398
Amgen Inc.	4.850%	11/18/14	500	533
Amgen Inc.	2.300%	6/15/16	1,880	1,953
Amgen Inc.	2.500%	11/15/16	390	409
Amgen Inc.	2.125%	5/15/17	1,375	1,421
Amgen Inc.	5.850%	6/1/17	125	148
Amgen Inc.	5.700%	2/1/19	780	934
Amgen Inc.	3.450%	10/1/20	275	294
Amgen Inc.	4.100%	6/15/21	610	676
Amgen Inc.	3.875%	11/15/21	390	426
Amgen Inc.	3.625%	5/15/22	625	669
Amgen Inc.	6.375%	6/1/37	400	498
Amgen Inc.	6.900%	6/1/38	500	662
Amgen Inc.	6.400%	2/1/39	700	868
Amgen Inc.	4.950%	10/1/41	100	105
Amgen Inc.	5.150%	11/15/41	970	1,047
Amgen Inc.	5.650%	6/15/42	750	863
Amgen Inc.	5.375%	5/15/43	250	278
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	298
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,209
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,182
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	495
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	977
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	659
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	871
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	992
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	318
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,590
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,164
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	486
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,208
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	803
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	172
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,175
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	338
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	705
Archer-Daniels-Midland Co.	4.479%	3/1/21	755	862
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	426
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	259
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	699
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	239
AstraZeneca plc	5.400%	6/1/14	875	926
AstraZeneca plc	5.900%	9/15/17	285	342
AstraZeneca plc	6.450%	9/15/37	2,205	2,882
Avon Products Inc.	2.375%	3/15/16	300	304
Avon Products Inc.	4.600%	3/15/20	50	52
Avon Products Inc.	5.000%	3/15/23	150	154

Avon Products Inc.	6.950%	3/15/43	350	358
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	113
Baxter International Inc.	4.625%	3/15/15	250	269
Baxter International Inc.	5.900%	9/1/16	150	175
Baxter International Inc.	1.850%	1/15/17	150	154
Baxter International Inc.	2.400%	8/15/22	200	197
Baxter International Inc.	6.250%	12/1/37	100	133
Baxter International Inc.	3.650%	8/15/42	150	139
Beam Inc.	6.375%	6/15/14	153	163
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	3.250%	5/15/22	25	26
Beam Inc.	5.875%	1/15/36	250	293
Becton Dickinson & Co.	1.750%	11/8/16	60	62
Becton Dickinson & Co.	5.000%	5/15/19	50	59
Becton Dickinson & Co.	3.250%	11/12/20	875	933
Becton Dickinson & Co.	3.125%	11/8/21	440	459
Boston Scientific Corp.	4.500%	1/15/15	505	536
Boston Scientific Corp.	6.250%	11/15/15	600	673
Boston Scientific Corp.	6.000%	1/15/20	450	525
Boston Scientific Corp.	7.000%	11/15/35	75	96
Boston Scientific Corp.	7.375%	1/15/40	150	202
Bottling Group LLC	5.500%	4/1/16	1,275	1,448
Bottling Group LLC	5.125%	1/15/19	525	623
Bristol-Myers Squibb Co.	5.450%	5/1/18	610	732
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	544
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	806
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	216
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	196
Brown-Forman Corp.	1.000%	1/15/18	350	348
Brown-Forman Corp.	2.250%	1/15/23	100	98
Brown-Forman Corp.	3.750%	1/15/43	150	145
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	366
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	322
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	258
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	1,004
Campbell Soup Co.	3.050%	7/15/17	50	53
Campbell Soup Co.	4.250%	4/15/21	250	276
Campbell Soup Co.	3.800%	8/2/42	200	180
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	1.700%	3/15/18	150	149
Cardinal Health Inc.	4.625%	12/15/20	515	580
Cardinal Health Inc.	3.200%	3/15/23	275	272
Cardinal Health Inc.	4.600%	3/15/43	175	171
CareFusion Corp.	5.125%	8/1/14	1,100	1,160
CareFusion Corp.	6.375%	8/1/19	240	291
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	203
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	654
Celgene Corp.	2.450%	10/15/15	75	78
Celgene Corp.	1.900%	8/15/17	250	255
Celgene Corp.	3.950%	10/15/20	50	54
Celgene Corp.	3.250%	8/15/22	500	506
Celgene Corp.	5.700%	10/15/40	75	86
Church & Dwight Co. Inc.	3.350%	12/15/15	100	106
Clorox Co.	3.550%	11/1/15	325	345
Clorox Co.	3.800%	11/15/21	175	186
Coca-Cola Co.	0.750%	3/13/15	525	529

Coca-Cola Co.	1.500%	11/15/15	920	943
Coca-Cola Co.	5.350%	11/15/17	800	949
Coca-Cola Co.	4.875%	3/15/19	725	860
Coca-Cola Co.	3.150%	11/15/20	1,052	1,137
Coca-Cola Co.	3.300%	9/1/21	1,210	1,311
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	211
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	633
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	111
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	652
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	320
Colgate-Palmolive Co.	1.300%	1/15/17	525	533
Colgate-Palmolive Co.	2.450%	11/15/21	165	169
ConAgra Foods Inc.	5.875%	4/15/14	275	289
ConAgra Foods Inc.	1.900%	1/25/18	600	606
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,511
ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,995
ConAgra Foods Inc.	7.125%	10/1/26	450	574
ConAgra Foods Inc.	7.000%	10/1/28	100	128
ConAgra Foods Inc.	4.650%	1/25/43	150	150
Covidien International Finance SA	1.350%	5/29/15	175	177
Covidien International Finance SA	6.000%	10/15/17	905	1,086
Covidien International Finance SA	3.200%	6/15/22	1,500	1,562
Covidien International Finance SA	6.550%	10/15/37	630	853
CR Bard Inc.	1.375%	1/15/18	1,825	1,824
CR Bard Inc.	4.400%	1/15/21	165	185
Delhaize Group SA	6.500%	6/15/17	165	189
Delhaize Group SA	5.700%	10/1/40	300	293
Diageo Capital plc	1.500%	5/11/17	2,600	2,643
Diageo Capital plc	5.750%	10/23/17	690	821
Diageo Finance BV	5.300%	10/28/15	625	696
Diageo Investment Corp.	2.875%	5/11/22	300	304
Diageo Investment Corp.	4.250%	5/11/42	150	152
Dignity Health California GO	3.125%	11/1/22	150	148
Dignity Health California GO	4.500%	11/1/42	450	432
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,272
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	42
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	491
Eli Lilly & Co.	5.500%	3/15/27	625	790
Eli Lilly & Co.	5.950%	11/15/37	165	213
Energizer Holdings Inc.	4.700%	5/19/21	150	159
Energizer Holdings Inc.	4.700%	5/24/22	400	426
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	221
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	23
Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,325
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,199
Express Scripts Holding Co.	4.750%	11/15/21	650	738
Express Scripts Holding Co.	3.900%	2/15/22	225	241
Express Scripts Holding Co.	6.125%	11/15/41	550	688
Flowers Foods Inc.	4.375%	4/1/22	175	178
Genentech Inc.	4.750%	7/15/15	800	873
Genentech Inc.	5.250%	7/15/35	1,000	1,176
General Mills Inc.	5.200%	3/17/15	875	951
General Mills Inc.	5.700%	2/15/17	575	670
General Mills Inc.	5.650%	2/15/19	875	1,054
General Mills Inc.	3.150%	12/15/21	425	446
General Mills Inc.	5.400%	6/15/40	245	292
Gilead Sciences Inc.	2.400%	12/1/14	300	308

Gilead Sciences Inc.	3.050%	12/1/16	25	27
Gilead Sciences Inc.	4.500%	4/1/21	300	339
Gilead Sciences Inc.	4.400%	12/1/21	800	899
Gilead Sciences Inc.	5.650%	12/1/41	250	303
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	225
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,095	1,326
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	76
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	355
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,865
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	304
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,905
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	204
Hasbro Inc.	6.300%	9/15/17	550	639
Hasbro Inc.	6.350%	3/15/40	1,000	1,160
Hershey Co.	5.450%	9/1/16	150	172
Hershey Co.	1.500%	11/1/16	200	205
Hershey Co.	4.125%	12/1/20	190	216
HJ Heinz Co.	1.500%	3/1/17	250	253
Hormel Foods Corp.	4.125%	4/15/21	75	84
Hospira Inc.	5.900%	6/15/14	200	211
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	56
Ingredion Inc.	6.625%	4/15/37	75	90
JM Smucker Co.	3.500%	10/15/21	130	137
Johnson & Johnson	1.200%	5/15/14	165	167
Johnson & Johnson	2.150%	5/15/16	500	525
Johnson & Johnson	5.150%	7/15/18	125	150
Johnson & Johnson	6.730%	11/15/23	245	342
Johnson & Johnson	6.950%	9/1/29	100	139
Johnson & Johnson	4.950%	5/15/33	550	658
Johnson & Johnson	5.950%	8/15/37	245	325
Johnson & Johnson	5.850%	7/15/38	325	428
Kaiser Foundation Hospitals	3.500%	4/1/22	100	105
Kaiser Foundation Hospitals	4.875%	4/1/42	200	218
Kellogg Co.	1.125%	5/15/15	200	202
Kellogg Co.	1.875%	11/17/16	1,275	1,310
Kellogg Co.	1.750%	5/17/17	100	102
Kellogg Co.	4.150%	11/15/19	250	281
Kellogg Co.	4.000%	12/15/20	370	412
Kellogg Co.	3.125%	5/17/22	175	181
Kellogg Co.	7.450%	4/1/31	650	878
Kimberly-Clark Corp.	4.875%	8/15/15	650	717
Kimberly-Clark Corp.	6.125%	8/1/17	200	242
Kimberly-Clark Corp.	3.625%	8/1/20	250	275
Kimberly-Clark Corp.	3.875%	3/1/21	560	628
Kimberly-Clark Corp.	5.300%	3/1/41	725	890
Koninklijke Philips Electronics NV	5.750%	3/11/18	750	894
Koninklijke Philips Electronics NV	3.750%	3/15/22	500	541
Koninklijke Philips Electronics NV	6.875%	3/11/38	405	550
Koninklijke Philips Electronics NV	5.000%	3/15/42	585	657
Kraft Foods Group Inc.	1.625%	6/4/15	200	203
Kraft Foods Group Inc.	2.250%	6/5/17	500	519
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,411
Kraft Foods Group Inc.	5.375%	2/10/20	78	93
Kraft Foods Group Inc.	3.500%	6/6/22	300	313
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,278
Kraft Foods Group Inc.	5.000%	6/4/42	900	967

Kroger Co.	4.950%	1/15/15	500	535
Kroger Co.	3.900%	10/1/15	350	375
Kroger Co.	2.200%	1/15/17	525	541
Kroger Co.	6.400%	8/15/17	165	197
Kroger Co.	6.150%	1/15/20	410	499
Kroger Co.	8.000%	9/15/29	750	988
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	364
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	838
Life Technologies Corp.	4.400%	3/1/15	225	237
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	683
Life Technologies Corp.	5.000%	1/15/21	1,100	1,188
Lorillard Tobacco Co.	3.500%	8/4/16	75	79
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,143
Lorillard Tobacco Co.	8.125%	6/23/19	450	572
Lorillard Tobacco Co.	7.000%	8/4/41	75	88
Mattel Inc.	1.700%	3/15/18	125	126
Mattel Inc.	3.150%	3/15/23	75	76
Mattel Inc.	5.450%	11/1/41	130	142
Mayo Clinic	3.774%	11/15/43	650	622
4 Mayo Clinic	4.000%	11/15/47	300	294
McCormick & Co. Inc.	3.900%	7/15/21	100	109
McKesson Corp.	0.950%	12/4/15	1,450	1,456
McKesson Corp.	3.250%	3/1/16	1,175	1,256
McKesson Corp.	4.750%	3/1/21	485	561
McKesson Corp.	6.000%	3/1/41	125	161
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	712
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	462
Medco Health Solutions Inc.	2.750%	9/15/15	50	52
Medco Health Solutions Inc.	7.125%	3/15/18	805	999
Medco Health Solutions Inc.	4.125%	9/15/20	410	447
Medtronic Inc.	3.000%	3/15/15	630	660
Medtronic Inc.	4.750%	9/15/15	550	605
Medtronic Inc.	1.375%	4/1/18	1,075	1,073
Medtronic Inc.	4.450%	3/15/20	175	201
Medtronic Inc.	4.125%	3/15/21	410	460
Medtronic Inc.	2.750%	4/1/23	50	50
Medtronic Inc.	5.550%	3/15/40	75	92
Medtronic Inc.	4.500%	3/15/42	75	80
Medtronic Inc.	4.000%	4/1/43	275	266
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	115
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	434
Merck & Co. Inc.	6.000%	9/15/17	1,075	1,304
Merck & Co. Inc.	1.100%	1/31/18	175	175
Merck & Co. Inc.	3.875%	1/15/21	350	390
Merck & Co. Inc.	2.400%	9/15/22	600	595
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,735
Merck & Co. Inc.	3.600%	9/15/42	150	141
Merck Sharp & Dohme Corp.	4.750%	3/1/15	275	297
Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	819
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	694
Merck Sharp & Dohme Corp.	6.400%	3/1/28	225	302
Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	323
Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	130

Molson Coors Brewing Co.	2.000%	5/1/17	125	128
Molson Coors Brewing Co.	3.500%	5/1/22	75	78
Molson Coors Brewing Co.	5.000%	5/1/42	275	291
Mondelez International Inc.	4.125%	2/9/16	1,835	1,997
Mondelez International Inc.	6.500%	8/11/17	525	635
Mondelez International Inc.	6.125%	2/1/18	410	492
Mondelez International Inc.	5.375%	2/10/20	482	572
Mondelez International Inc.	6.500%	11/1/31	875	1,092
Mondelez International Inc.	7.000%	8/11/37	725	974
Mondelez International Inc.	6.875%	2/1/38	700	932
Mondelez International Inc.	6.875%	1/26/39	250	335
Mondelez International Inc.	6.500%	2/9/40	1,130	1,468
Newell Rubbermaid Inc.	2.050%	12/1/17	775	779
Novant Health Inc.	5.850%	11/1/19	300	359
Novartis Capital Corp.	2.900%	4/24/15	655	687
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,728
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	211
PepsiAmericas Inc.	5.000%	5/15/17	450	517
PepsiCo Inc.	2.500%	5/10/16	410	431
PepsiCo Inc.	1.250%	8/13/17	500	502
PepsiCo Inc.	5.000%	6/1/18	775	910
PepsiCo Inc.	7.900%	11/1/18	1,725	2,297
PepsiCo Inc.	3.000%	8/25/21	1,070	1,120
PepsiCo Inc.	2.750%	3/5/22	2,725	2,758
PepsiCo Inc.	4.875%	11/1/40	165	185
PepsiCo Inc.	3.600%	8/13/42	1,000	920
PerkinElmer Inc.	5.000%	11/15/21	165	182
Pfizer Inc.	5.350%	3/15/15	3,235	3,528
Pfizer Inc.	6.200%	3/15/19	1,535	1,927
Pfizer Inc.	7.200%	3/15/39	410	598
Philip Morris International Inc.	1.625%	3/20/17	200	204
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	5.650%	5/16/18	685	821
Philip Morris International Inc.	4.125%	5/17/21	370	414
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,279
Philip Morris International Inc.	6.375%	5/16/38	825	1,061
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,599
Philip Morris International Inc.	4.500%	3/20/42	175	179
Philip Morris International Inc.	3.875%	8/21/42	75	70
Philip Morris International Inc.	4.125%	3/4/43	300	288
4 Procter & Gamble - Esop	9.360%	1/1/21	806	1,066
Procter & Gamble Co.	0.700%	8/15/14	410	412
Procter & Gamble Co.	4.950%	8/15/14	100	106
Procter & Gamble Co.	3.500%	2/15/15	525	554
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,869
Procter & Gamble Co.	4.700%	2/15/19	485	572
Procter & Gamble Co.	6.450%	1/15/26	600	824
Procter & Gamble Co.	5.550%	3/5/37	805	1,029
Quest Diagnostics Inc.	5.450%	11/1/15	250	276
Quest Diagnostics Inc.	4.700%	4/1/21	465	509
Reynolds American Inc.	1.050%	10/30/15	250	250
Reynolds American Inc.	6.750%	6/15/17	100	120
Reynolds American Inc.	7.750%	6/1/18	500	632
Reynolds American Inc.	3.250%	11/1/22	150	149
Reynolds American Inc.	4.750%	11/1/42	650	627
Safeway Inc.	3.400%	12/1/16	50	53

Safeway Inc.	3.950%	8/15/20	1,255	1,286
Safeway Inc.	4.750%	12/1/21	25	27
Safeway Inc.	7.250%	2/1/31	50	58
Sanofi	2.625%	3/29/16	1,400	1,474
Sanofi	4.000%	3/29/21	1,110	1,234
St. Jude Medical Inc.	3.750%	7/15/14	425	443
St. Jude Medical Inc.	4.875%	7/15/19	75	86
St. Jude Medical Inc.	3.250%	4/15/23	550	552
St. Jude Medical Inc.	4.750%	4/15/43	450	457
Stryker Corp.	3.000%	1/15/15	100	104
Stryker Corp.	2.000%	9/30/16	315	327
Stryker Corp.	4.375%	1/15/20	100	113
Sysco Corp.	5.250%	2/12/18	500	592
Sysco Corp.	5.375%	9/21/35	500	596
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	408
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	197
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,375	1,378
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	236
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	362
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	151
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	104
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	418
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,531
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	548
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,366
Tupperware Brands Corp.	4.750%	6/1/21	175	185
Tyson Foods Inc.	4.500%	6/15/22	2,475	2,685
Unilever Capital Corp.	2.750%	2/10/16	500	528
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,187
Unilever Capital Corp.	4.800%	2/15/19	150	176
Unilever Capital Corp.	4.250%	2/10/21	805	917
UST LLC	5.750%	3/1/18	1,175	1,383
Whirlpool Corp.	4.700%	6/1/22	325	357
Wyeth LLC	5.500%	2/15/16	410	467
Wyeth LLC	6.450%	2/1/24	800	1,069
Wyeth LLC	6.500%	2/1/34	500	671
Wyeth LLC	6.000%	2/15/36	1,225	1,586
Wyeth LLC	5.950%	4/1/37	460	586
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	235
Zimmer Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Holdings Inc.	5.750%	11/30/39	400	473
7 Zoetis Inc.	1.150%	2/1/16	100	101
7 Zoetis Inc.	1.875%	2/1/18	75	76
7 Zoetis Inc.	3.250%	2/1/23	2,000	2,036
7 Zoetis Inc.	4.700%	2/1/43	150	153

Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	930
Anadarko Petroleum Corp.	5.750%	6/15/14	125	132
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,721
Anadarko Petroleum Corp.	6.375%	9/15/17	275	329
Anadarko Petroleum Corp.	6.950%	6/15/19	50	63
Anadarko Petroleum Corp.	6.450%	9/15/36	650	800
Anadarko Petroleum Corp.	7.950%	6/15/39	125	176
Anadarko Petroleum Corp.	6.200%	3/15/40	910	1,103

Apache Corp.	5.625%	1/15/17	75	87
Apache Corp.	1.750%	4/15/17	300	306
Apache Corp.	6.900%	9/15/18	500	630
Apache Corp.	3.625%	2/1/21	965	1,040
Apache Corp.	3.250%	4/15/22	1,000	1,036
Apache Corp.	2.625%	1/15/23	125	121
Apache Corp.	6.000%	1/15/37	725	871
Apache Corp.	5.100%	9/1/40	100	107
Apache Corp.	4.750%	4/15/43	900	919
Apache Finance Canada Corp.	7.750%	12/15/29	225	311
Baker Hughes Inc.	3.200%	8/15/21	205	217
Baker Hughes Inc.	6.875%	1/15/29	400	538
Baker Hughes Inc.	5.125%	9/15/40	795	923
BJ Services Co.	6.000%	6/1/18	100	122
BP Capital Markets plc	3.625%	5/8/14	300	310
BP Capital Markets plc	3.875%	3/10/15	250	266
BP Capital Markets plc	3.125%	10/1/15	800	845
BP Capital Markets plc	3.200%	3/11/16	1,830	1,949
BP Capital Markets plc	1.846%	5/5/17	1,375	1,410
BP Capital Markets plc	1.375%	11/6/17	975	976
BP Capital Markets plc	4.750%	3/10/19	600	700
BP Capital Markets plc	4.500%	10/1/20	950	1,088
BP Capital Markets plc	4.742%	3/11/21	1,260	1,461
BP Capital Markets plc	3.561%	11/1/21	1,050	1,116
BP Capital Markets plc	3.245%	5/6/22	50	52
BP Capital Markets plc	2.500%	11/6/22	150	146
Burlington Resources Finance Co.	7.400%	12/1/31	600	840
Cameron International Corp.	1.600%	4/30/15	350	353
Cameron International Corp.	3.600%	4/30/22	775	814
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	405
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	187
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	719
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	133
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	654
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	486
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	527
Cenovus Energy Inc.	4.500%	9/15/14	410	432
Cenovus Energy Inc.	5.700%	10/15/19	475	575
Cenovus Energy Inc.	3.000%	8/15/22	100	100
Cenovus Energy Inc.	6.750%	11/15/39	750	972
Cenovus Energy Inc.	4.450%	9/15/42	325	320
Chevron Corp.	4.950%	3/3/19	475	567
Chevron Corp.	2.355%	12/5/22	1,625	1,609
ConocoPhillips	4.600%	1/15/15	1,610	1,723
ConocoPhillips	5.750%	2/1/19	1,985	2,430
ConocoPhillips	6.000%	1/15/20	330	414
ConocoPhillips	5.900%	10/15/32	150	189
ConocoPhillips	5.900%	5/15/38	305	382
ConocoPhillips	6.500%	2/1/39	1,160	1,549
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	505
ConocoPhillips Co.	1.050%	12/15/17	725	722
ConocoPhillips Holding Co.	6.950%	4/15/29	275	372
Devon Energy Corp.	2.400%	7/15/16	100	104
Devon Energy Corp.	4.000%	7/15/21	975	1,040
Devon Energy Corp.	7.950%	4/15/32	25	34
Devon Energy Corp.	5.600%	7/15/41	1,310	1,435
Devon Financing Co. LLC	7.875%	9/30/31	425	574

Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	109
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	92
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	285
Encana Corp.	3.900%	11/15/21	890	943
Encana Corp.	7.200%	11/1/31	625	763
Encana Corp.	5.150%	11/15/41	50	51
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	53
Ensco plc	3.250%	3/15/16	1,000	1,065
EOG Resources Inc.	2.500%	2/1/16	1,495	1,562
EOG Resources Inc.	5.625%	6/1/19	275	334
EOG Resources Inc.	4.100%	2/1/21	150	169
EOG Resources Inc.	2.625%	3/15/23	700	691
EQT Corp.	8.125%	6/1/19	400	497
FMC Technologies Inc.	2.000%	10/1/17	200	203
FMC Technologies Inc.	3.450%	10/1/22	125	127
Halliburton Co.	3.250%	11/15/21	40	43
Halliburton Co.	6.700%	9/15/38	80	109
Halliburton Co.	7.450%	9/15/39	450	661
Halliburton Co.	4.500%	11/15/41	730	787
Hess Corp.	8.125%	2/15/19	1,395	1,804
Hess Corp.	7.875%	10/1/29	150	195
Hess Corp.	7.125%	3/15/33	375	463
Hess Corp.	6.000%	1/15/40	225	252
Hess Corp.	5.600%	2/15/41	175	188
Husky Energy Inc.	7.250%	12/15/19	505	649
Husky Energy Inc.	3.950%	4/15/22	775	832
Husky Energy Inc.	6.800%	9/15/37	100	130
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,255
Kerr-McGee Corp.	7.875%	9/15/31	150	197
Marathon Oil Corp.	0.900%	11/1/15	400	400
Marathon Oil Corp.	6.000%	10/1/17	100	119
Marathon Oil Corp.	5.900%	3/15/18	225	268
Marathon Oil Corp.	2.800%	11/1/22	425	414
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,358
Marathon Petroleum Corp.	3.500%	3/1/16	400	428
Marathon Petroleum Corp.	5.125%	3/1/21	750	873
Marathon Petroleum Corp.	6.500%	3/1/41	150	186
Murphy Oil Corp.	2.500%	12/1/17	575	578
Murphy Oil Corp.	3.700%	12/1/22	150	146
Murphy Oil Corp.	5.125%	12/1/42	275	258
Nabors Industries Inc.	6.150%	2/15/18	870	993
Nabors Industries Inc.	9.250%	1/15/19	600	774
Nabors Industries Inc.	5.000%	9/15/20	100	106
National Oilwell Varco Inc.	1.350%	12/1/17	300	301
National Oilwell Varco Inc.	2.600%	12/1/22	1,075	1,067
National Oilwell Varco Inc.	3.950%	12/1/42	400	384
Noble Energy Inc.	8.250%	3/1/19	965	1,259
Noble Energy Inc.	4.150%	12/15/21	875	962
Noble Energy Inc.	6.000%	3/1/41	75	90
Noble Holding International Ltd.	3.450%	8/1/15	75	79
Noble Holding International Ltd.	3.050%	3/1/16	310	323
Noble Holding International Ltd.	2.500%	3/15/17	225	233
Noble Holding International Ltd.	4.900%	8/1/20	700	772
Noble Holding International Ltd.	3.950%	3/15/22	100	103
Noble Holding International Ltd.	6.200%	8/1/40	200	226
Noble Holding International Ltd.	6.050%	3/1/41	300	332
Noble Holding International Ltd.	5.250%	3/15/42	225	227

Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,285
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,648
Occidental Petroleum Corp.	4.100%	2/1/21	200	226
Occidental Petroleum Corp.	3.125%	2/15/22	750	789
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	7.875%	6/15/26	100	141
Petro-Canada	5.350%	7/15/33	450	494
Petro-Canada	5.950%	5/15/35	500	592
Petro-Canada	6.800%	5/15/38	250	328
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,117
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,697
Phillips 66	1.950%	3/5/15	325	332
Phillips 66	2.950%	5/1/17	1,550	1,645
Phillips 66	4.300%	4/1/22	675	741
Phillips 66	5.875%	5/1/42	425	502
Pioneer Natural Resources Co.	6.875%	5/1/18	750	914
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,122
Pride International Inc.	6.875%	8/15/20	1,400	1,759
Rowan Cos. Inc.	5.000%	9/1/17	500	557
Rowan Cos. Inc.	7.875%	8/1/19	125	156
Rowan Cos. Inc.	5.400%	12/1/42	500	499
Shell International Finance BV	3.100%	6/28/15	1,075	1,136
Shell International Finance BV	3.250%	9/22/15	200	213
Shell International Finance BV	0.625%	12/4/15	275	276
Shell International Finance BV	5.200%	3/22/17	300	348
Shell International Finance BV	1.125%	8/21/17	600	603
Shell International Finance BV	4.300%	9/22/19	1,000	1,159
Shell International Finance BV	4.375%	3/25/20	275	319
Shell International Finance BV	2.375%	8/21/22	800	793
Shell International Finance BV	2.250%	1/6/23	175	170
Shell International Finance BV	6.375%	12/15/38	820	1,134
Shell International Finance BV	5.500%	3/25/40	750	939
Shell International Finance BV	3.625%	8/21/42	450	435
Southwestern Energy Co.	4.100%	3/15/22	875	925
Suncor Energy Inc.	6.100%	6/1/18	100	121
Suncor Energy Inc.	6.500%	6/15/38	1,820	2,319
Suncor Energy Inc.	6.850%	6/1/39	610	811
Talisman Energy Inc.	5.125%	5/15/15	100	107
Talisman Energy Inc.	7.750%	6/1/19	615	785
Talisman Energy Inc.	3.750%	2/1/21	350	365
Talisman Energy Inc.	6.250%	2/1/38	500	564
Tosco Corp.	8.125%	2/15/30	1,150	1,684
Total Capital Canada Ltd.	1.625%	1/28/14	575	581
Total Capital Canada Ltd.	1.450%	1/15/18	225	224
Total Capital Canada Ltd.	2.750%	7/15/23	425	427
Total Capital International SA	1.550%	6/28/17	875	890
Total Capital International SA	2.875%	2/17/22	800	822
Total Capital International SA	2.700%	1/25/23	200	201
Total Capital SA	3.000%	6/24/15	575	604
Total Capital SA	2.300%	3/15/16	1,060	1,105
Total Capital SA	4.450%	6/24/20	425	492
Total Capital SA	4.125%	1/28/21	512	577
Transocean Inc.	4.950%	11/15/15	2,025	2,194
Transocean Inc.	5.050%	12/15/16	650	722
Transocean Inc.	2.500%	10/15/17	100	101
Transocean Inc.	6.000%	3/15/18	925	1,048
Transocean Inc.	6.500%	11/15/20	200	231

Transocean Inc.	3.800%	10/15/22	325	320
Transocean Inc.	7.500%	4/15/31	300	356
Transocean Inc.	7.350%	12/15/41	925	1,121
Valero Energy Corp.	4.500%	2/1/15	75	80
Valero Energy Corp.	6.125%	6/15/17	213	253
Valero Energy Corp.	6.125%	2/1/20	850	1,033
Valero Energy Corp.	7.500%	4/15/32	875	1,133
Valero Energy Corp.	6.625%	6/15/37	855	1,042
Weatherford International Inc.	6.800%	6/15/37	400	444
Weatherford International Ltd.	6.000%	3/15/18	425	484
Weatherford International Ltd.	9.625%	3/1/19	775	1,013
Weatherford International Ltd.	4.500%	4/15/22	775	797
Weatherford International Ltd.	6.500%	8/1/36	800	864
XTO Energy Inc.	6.250%	8/1/17	400	491

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	700	720
Cintas Corp. No 2	6.125%	12/1/17	400	478
Cintas Corp. No 2	3.250%	6/1/22	150	153
Fluor Corp.	3.375%	9/15/21	150	159
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	309
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	536
University of Pennsylvania GO	4.674%	9/1/12	625	664
7 URS Corp.	5.250%	4/1/22	325	343

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	209
Adobe Systems Inc.	4.750%	2/1/20	325	363
Agilent Technologies Inc.	5.500%	9/14/15	550	608
Agilent Technologies Inc.	6.500%	11/1/17	350	419
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,297
Altera Corp.	1.750%	5/15/17	150	153
Amphenol Corp.	4.750%	11/15/14	200	212
Amphenol Corp.	4.000%	2/1/22	75	78
Analog Devices Inc.	5.000%	7/1/14	175	185
Analog Devices Inc.	3.000%	4/15/16	50	53
Applied Materials Inc.	2.650%	6/15/16	75	79
Applied Materials Inc.	4.300%	6/15/21	685	764
Applied Materials Inc.	5.850%	6/15/41	125	149
Arrow Electronics Inc.	3.375%	11/1/15	600	624
Autodesk Inc.	1.950%	12/15/17	550	547
Autodesk Inc.	3.600%	12/15/22	100	101
Baidu Inc.	3.500%	11/28/22	1,200	1,201
BMC Software Inc.	7.250%	6/1/18	175	200
BMC Software Inc.	4.250%	2/15/22	100	100
BMC Software Inc.	4.500%	12/1/22	25	26
Broadcom Corp.	2.700%	11/1/18	515	547
7 Broadcom Corp.	2.500%	8/15/22	600	591
CA Inc.	6.125%	12/1/14	500	540
CA Inc.	5.375%	12/1/19	205	232
Cisco Systems Inc.	5.500%	2/22/16	500	568
Cisco Systems Inc.	4.950%	2/15/19	125	147
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,620
Cisco Systems Inc.	5.900%	2/15/39	425	530
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,434
Computer Sciences Corp.	6.500%	3/15/18	125	145
Corning Inc.	6.625%	5/15/19	50	62

Corning Inc.	4.700%	3/15/37	850	860
Corning Inc.	5.750%	8/15/40	340	399
Dell Inc.	2.100%	4/1/14	80	81
Dell Inc.	2.300%	9/10/15	75	75
Dell Inc.	3.100%	4/1/16	320	321
Dell Inc.	5.650%	4/15/18	900	940
Dell Inc.	5.875%	6/15/19	175	183
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
Equifax Inc.	6.300%	7/1/17	125	146
Fiserv Inc.	3.125%	10/1/15	150	158
Fiserv Inc.	3.125%	6/15/16	585	617
Fiserv Inc.	6.800%	11/20/17	475	572
Google Inc.	1.250%	5/19/14	330	334
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	387
Harris Corp.	5.000%	10/1/15	425	463
Harris Corp.	5.950%	12/1/17	200	232
Harris Corp.	6.150%	12/15/40	25	29
Hewlett-Packard Co.	1.550%	5/30/14	750	753
Hewlett-Packard Co.	2.125%	9/13/15	575	584
Hewlett-Packard Co.	2.650%	6/1/16	225	229
Hewlett-Packard Co.	3.000%	9/15/16	325	335
Hewlett-Packard Co.	5.400%	3/1/17	225	250
Hewlett-Packard Co.	2.600%	9/15/17	400	403
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,151
Hewlett-Packard Co.	3.750%	12/1/20	700	696
Hewlett-Packard Co.	4.300%	6/1/21	150	153
Hewlett-Packard Co.	4.375%	9/15/21	650	664
Hewlett-Packard Co.	4.650%	12/9/21	675	699
Hewlett-Packard Co.	6.000%	9/15/41	610	621
Intel Corp.	1.950%	10/1/16	225	233
Intel Corp.	1.350%	12/15/17	2,510	2,517
Intel Corp.	3.300%	10/1/21	200	210
Intel Corp.	2.700%	12/15/22	700	692
Intel Corp.	4.000%	12/15/32	475	468
Intel Corp.	4.800%	10/1/41	955	1,006
Intel Corp.	4.250%	12/15/42	775	752
International Business Machines Corp.	0.875%	10/31/14	325	328
International Business Machines Corp.	0.550%	2/6/15	800	801
International Business Machines Corp.	2.000%	1/5/16	275	285
International Business Machines Corp.	1.950%	7/22/16	300	311
International Business Machines Corp.	1.250%	2/6/17	1,150	1,161
International Business Machines Corp.	5.700%	9/14/17	4,000	4,783
International Business Machines Corp.	1.875%	5/15/19	50	51
International Business Machines Corp.	2.900%	11/1/21	200	210
International Business Machines Corp.	5.600%	11/30/39	1,114	1,386
International Business Machines Corp.	4.000%	6/20/42	423	425
Jabil Circuit Inc.	5.625%	12/15/20	250	267
Juniper Networks Inc.	3.100%	3/15/16	75	79
Juniper Networks Inc.	4.600%	3/15/21	360	386
Juniper Networks Inc.	5.950%	3/15/41	150	167
KLA-Tencor Corp.	6.900%	5/1/18	325	388
Lexmark International Inc.	6.650%	6/1/18	375	418
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Microsoft Corp.	2.950%	6/1/14	985	1,015
Microsoft Corp.	1.625%	9/25/15	200	205
Microsoft Corp.	4.200%	6/1/19	460	529

	Microsoft Corp.	3.000%	10/1/20	250	268
	Microsoft Corp.	2.125%	11/15/22	225	220
	Microsoft Corp.	5.200%	6/1/39	629	745
	Microsoft Corp.	4.500%	10/1/40	125	134
	Microsoft Corp.	5.300%	2/8/41	600	723
	Microsoft Corp.	3.500%	11/15/42	625	571
	Motorola Solutions Inc.	3.750%	5/15/22	400	409
	Motorola Solutions Inc.	7.500%	5/15/25	75	95
	Oracle Corp.	5.250%	1/15/16	1,900	2,138
	Oracle Corp.	1.200%	10/15/17	1,150	1,150
	Oracle Corp.	5.750%	4/15/18	1,415	1,709
	Oracle Corp.	5.000%	7/8/19	1,175	1,395
	Oracle Corp.	2.500%	10/15/22	675	661
	Oracle Corp.	6.125%	7/8/39	645	826
	Oracle Corp.	5.375%	7/15/40	1,125	1,311
	SAIC Inc.	4.450%	12/1/20	485	521
	SAIC Inc.	5.950%	12/1/40	75	79
	Science Applications International Corp.	5.500%	7/1/33	100	99
	Symantec Corp.	2.750%	9/15/15	50	52
	Symantec Corp.	2.750%	6/15/17	500	513
	Symantec Corp.	4.200%	9/15/20	75	80
	Symantec Corp.	3.950%	6/15/22	400	412
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	157
	Texas Instruments Inc.	1.375%	5/15/14	310	314
	Texas Instruments Inc.	0.450%	8/3/15	300	300
	Texas Instruments Inc.	2.375%	5/16/16	175	184
	Texas Instruments Inc.	1.650%	8/3/19	1,000	1,000
	Tyco Electronics Group SA	6.550%	10/1/17	355	423
	Tyco Electronics Group SA	7.125%	10/1/37	600	767
	Verisk Analytics Inc.	4.125%	9/12/22	300	311
	Xerox Corp.	8.250%	5/15/14	300	324
	Xerox Corp.	4.250%	2/15/15	495	521
	Xerox Corp.	6.400%	3/15/16	375	424
	Xerox Corp.	6.750%	2/1/17	350	406
	Xerox Corp.	2.950%	3/15/17	325	335
	Xerox Corp.	6.350%	5/15/18	555	650
	Xerox Corp.	5.625%	12/15/19	550	628
	Xerox Corp.	4.500%	5/15/21	835	894

	Transportation (0.2%)
4	American Airlines 2009-1A Pass Through
	Trust	10.375%	1/2/21	102	107
4	American Airlines 2011-2 Class A Pass
	Through Trust	8.625%	4/15/23	165	172
[4,7] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	270	271
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	88
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	752
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	298
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	455
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	437
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	411
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	408
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	126
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	945
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	155
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	408

Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	486
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	574
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	199
Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	227
Canadian National Railway Co.	1.450%	12/15/16	925	944
Canadian National Railway Co.	5.550%	3/1/19	265	323
Canadian National Railway Co.	2.850%	12/15/21	550	572
Canadian National Railway Co.	6.250%	8/1/34	350	462
Canadian National Railway Co.	6.200%	6/1/36	350	471
Canadian National Railway Co.	6.375%	11/15/37	500	696
Canadian Pacific Railway Co.	4.450%	3/15/23	625	690
Canadian Pacific Railway Co.	7.125%	10/15/31	450	581
Canadian Pacific Railway Co.	5.950%	5/15/37	250	297
Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	30
Con-way Inc.	7.250%	1/15/18	1,200	1,417
Con-way Inc.	6.700%	5/1/34	350	368
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	314	335
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	131	154
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,250	1,308
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	50	52
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	156
CSX Corp.	6.250%	3/15/18	725	881
CSX Corp.	7.375%	2/1/19	1,050	1,341
CSX Corp.	3.700%	10/30/20	205	223
CSX Corp.	6.220%	4/30/40	174	217
CSX Corp.	5.500%	4/15/41	425	487
CSX Corp.	4.750%	5/30/42	1,420	1,477
CSX Corp.	4.100%	3/15/44	800	757
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	206	235
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	556	649
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	87	95
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	75	81
FedEx Corp.	8.000%	1/15/19	125	164
FedEx Corp.	2.625%	8/1/22	50	49
FedEx Corp.	3.875%	8/1/42	200	188
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	468
Norfolk Southern Corp.	5.750%	1/15/16	175	198
Norfolk Southern Corp.	7.700%	5/15/17	400	501
Norfolk Southern Corp.	5.750%	4/1/18	100	120
Norfolk Southern Corp.	5.900%	6/15/19	835	1,024
Norfolk Southern Corp.	3.250%	12/1/21	25	26
7 Norfolk Southern Corp.	2.903%	2/15/23	280	280
Norfolk Southern Corp.	5.590%	5/17/25	14	17
Norfolk Southern Corp.	4.837%	10/1/41	665	721
Norfolk Southern Corp.	3.950%	10/1/42	525	497
Norfolk Southern Corp.	6.000%	5/23/11	650	787
Norfolk Southern Railway Co.	9.750%	6/15/20	116	169

4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	272	307
Ryder System Inc.	3.150%	3/2/15	685	712
Ryder System Inc.	3.600%	3/1/16	400	422
Ryder System Inc.	5.850%	11/1/16	75	86
Ryder System Inc.	2.350%	2/26/19	550	553
Southwest Airlines Co.	5.250%	10/1/14	115	122
Southwest Airlines Co.	5.750%	12/15/16	200	226
Southwest Airlines Co.	5.125%	3/1/17	400	440
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	118	140
Union Pacific Corp.	2.750%	4/15/23	275	277
Union Pacific Corp.	7.125%	2/1/28	910	1,226
Union Pacific Corp.	6.625%	2/1/29	400	530
Union Pacific Corp.	5.780%	7/15/40	175	216
Union Pacific Corp.	4.750%	9/15/41	750	818
Union Pacific Corp.	4.250%	4/15/43	400	403
United Parcel Service Inc.	3.875%	4/1/14	50	52
United Parcel Service Inc.	1.125%	10/1/17	800	805
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,195
United Parcel Service Inc.	5.125%	4/1/19	175	210
United Parcel Service Inc.	3.125%	1/15/21	965	1,033
United Parcel Service Inc.	2.450%	10/1/22	925	919
United Parcel Service Inc.	6.200%	1/15/38	760	1,014
United Parcel Service Inc.	3.625%	10/1/42	675	645
4 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	75	78
				941,152
Utilities (1.0%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/33	400	511
Alabama Power Co.	5.500%	10/15/17	550	652
Alabama Power Co.	4.100%	1/15/42	1,000	1,017
Alabama Power Co.	3.850%	12/1/42	125	120
Ameren Illinois Co.	6.125%	11/15/17	25	30
Ameren Illinois Co.	2.700%	9/1/22	1,200	1,201
American Electric Power Co. Inc.	1.650%	12/15/17	325	326
Appalachian Power Co.	5.800%	10/1/35	100	117
Appalachian Power Co.	6.700%	8/15/37	500	649
Appalachian Power Co.	7.000%	4/1/38	260	349
Arizona Public Service Co.	5.800%	6/30/14	50	53
Arizona Public Service Co.	4.650%	5/15/15	275	297
Arizona Public Service Co.	5.500%	9/1/35	550	660
Arizona Public Service Co.	4.500%	4/1/42	25	26
Carolina Power & Light Co.	5.300%	1/15/19	675	812
Carolina Power & Light Co.	3.000%	9/15/21	750	790
Carolina Power & Light Co.	2.800%	5/15/22	1,750	1,798
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	245
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	652
Cleco Power LLC	6.000%	12/1/40	175	203
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	567
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	249
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	890
CMS Energy Corp.	5.050%	3/15/22	500	576
CMS Energy Corp.	4.700%	3/31/43	350	350
Commonwealth Edison Co.	5.950%	8/15/16	900	1,044
Commonwealth Edison Co.	1.950%	9/1/16	615	637

Commonwealth Edison Co.	6.150%	9/15/17	600	725
Commonwealth Edison Co.	5.800%	3/15/18	150	181
Commonwealth Edison Co.	5.900%	3/15/36	100	126
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,391
Connecticut Light & Power Co.	6.350%	6/1/36	250	328
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	243
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	700
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,242
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	357
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,087
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	527
Constellation Energy Group Inc.	4.550%	6/15/15	175	188
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,693
Consumers Energy Co.	6.700%	9/15/19	495	639
Consumers Energy Co.	2.850%	5/15/22	1,150	1,188
Delmarva Power & Light Co.	4.000%	6/1/42	225	230
Dominion Resources Inc.	2.250%	9/1/15	750	776
Dominion Resources Inc.	1.950%	8/15/16	910	940
Dominion Resources Inc.	5.600%	11/15/16	470	542
Dominion Resources Inc.	1.400%	9/15/17	100	100
Dominion Resources Inc.	6.000%	11/30/17	550	660
Dominion Resources Inc.	4.450%	3/15/21	125	142
Dominion Resources Inc.	2.750%	9/15/22	100	100
Dominion Resources Inc.	5.250%	8/1/33	200	229
Dominion Resources Inc.	4.900%	8/1/41	550	602
Dominion Resources Inc.	4.050%	9/15/42	325	315
4 Dominion Resources Inc.	7.500%	6/30/66	175	193
DTE Electric Co.	3.450%	10/1/20	410	449
DTE Electric Co.	3.900%	6/1/21	100	112
DTE Electric Co.	2.650%	6/15/22	50	51
DTE Electric Co.	5.700%	10/1/37	125	156
DTE Electric Co.	3.950%	6/15/42	900	897
Duke Energy Carolinas LLC	4.300%	6/15/20	500	574
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,157
Duke Energy Carolinas LLC	6.000%	12/1/28	300	375
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,382
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	843
Duke Energy Carolinas LLC	4.000%	9/30/42	425	419
Duke Energy Corp.	3.350%	4/1/15	375	394
Duke Energy Corp.	1.625%	8/15/17	625	631
Duke Energy Corp.	5.050%	9/15/19	175	206
Duke Energy Corp.	3.050%	8/15/22	200	203
Duke Energy Indiana Inc.	5.000%	9/15/13	250	255
Duke Energy Indiana Inc.	3.750%	7/15/20	185	204
Duke Energy Indiana Inc.	4.200%	3/15/42	475	482
El Paso Electric Co.	6.000%	5/15/35	175	205
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,367
Entergy Louisiana LLC	1.875%	12/15/14	200	204
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,408
Exelon Corp.	4.900%	6/15/15	500	541
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,091
Exelon Generation Co. LLC	4.000%	10/1/20	575	606
Exelon Generation Co. LLC	5.600%	6/15/42	121	131
FirstEnergy Corp.	2.750%	3/15/18	275	278
FirstEnergy Corp.	4.250%	3/15/23	1,000	1,010

FirstEnergy Corp.	7.375%	11/15/31	615	719
Florida Power & Light Co.	5.550%	11/1/17	75	90
Florida Power & Light Co.	5.950%	10/1/33	100	129
Florida Power & Light Co.	5.625%	4/1/34	225	276
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	6.200%	6/1/36	50	65
Florida Power & Light Co.	5.850%	5/1/37	560	712
Florida Power & Light Co.	5.950%	2/1/38	175	226
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,536
Florida Power & Light Co.	4.125%	2/1/42	75	77
Florida Power & Light Co.	3.800%	12/15/42	625	607
Florida Power Corp.	5.100%	12/1/15	410	458
Florida Power Corp.	5.650%	6/15/18	50	60
Florida Power Corp.	4.550%	4/1/20	1,375	1,595
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	190
Georgia Power Co.	4.750%	9/1/40	125	137
Iberdrola International BV	6.750%	7/15/36	175	191
Indiana Michigan Power Co.	3.200%	3/15/23	475	479
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	317
Interstate Power & Light Co.	6.250%	7/15/39	100	133
Jersey Central Power & Light Co.	5.625%	5/1/16	350	392
Jersey Central Power & Light Co.	5.650%	6/1/17	350	404
Jersey Central Power & Light Co.	6.150%	6/1/37	200	244
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	173	195
Kansas City Power & Light Co.	6.050%	11/15/35	200	242
Kansas City Power & Light Co.	5.300%	10/1/41	830	925
Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,060
Kentucky Utilities Co.	3.250%	11/1/20	200	216
LG&E & KU Energy LLC	2.125%	11/15/15	125	128
LG&E & KU Energy LLC	3.750%	11/15/20	150	159
Louisville Gas & Electric Co.	1.625%	11/15/15	300	308
Louisville Gas & Electric Co.	5.125%	11/15/40	100	118
MidAmerican Energy Co.	5.950%	7/15/17	560	669
MidAmerican Energy Co.	6.750%	12/30/31	725	982
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	312
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,514
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	480
Mississippi Power Co.	4.250%	3/15/42	375	374
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	227
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	132
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,025	1,220
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	625	653
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	450	663
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	120	123
Nevada Power Co.	6.650%	4/1/36	410	546
Nevada Power Co.	5.450%	5/15/41	500	601
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	685
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	239
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	297
Northern States Power Co.	5.250%	3/1/18	950	1,133

Northern States Power Co.	6.200%	7/1/37	250	333
Northern States Power Co.	5.350%	11/1/39	175	213
NSTAR Electric Co.	4.875%	4/15/14	225	234
NSTAR Electric Co.	5.625%	11/15/17	525	628
NSTAR LLC	4.500%	11/15/19	1,245	1,433
Oglethorpe Power Corp.	5.950%	11/1/39	100	123
Oglethorpe Power Corp.	5.375%	11/1/40	380	436
Ohio Edison Co.	6.400%	7/15/16	550	640
Ohio Power Co.	6.000%	6/1/16	480	549
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	188
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	192
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	408
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	260
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	800
Pacific Gas & Electric Co.	5.625%	11/30/17	250	299
Pacific Gas & Electric Co.	8.250%	10/15/18	275	368
Pacific Gas & Electric Co.	3.500%	10/1/20	410	446
Pacific Gas & Electric Co.	4.250%	5/15/21	225	254
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,547
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,250
Pacific Gas & Electric Co.	5.400%	1/15/40	500	601
Pacific Gas & Electric Co.	4.450%	4/15/42	600	623
PacifiCorp	5.250%	6/15/35	475	559
PacifiCorp	5.750%	4/1/37	410	516
PacifiCorp	6.250%	10/15/37	600	795
PacifiCorp	4.100%	2/1/42	350	357
Peco Energy Co.	5.350%	3/1/18	125	149
Pennsylvania Electric Co.	6.050%	9/1/17	75	88
Pennsylvania Electric Co.	5.200%	4/1/20	205	236
Pepco Holdings Inc.	2.700%	10/1/15	680	705
PPL Electric Utilities Corp.	3.000%	9/15/21	410	430
PPL Electric Utilities Corp.	6.250%	5/15/39	100	134
PPL Electric Utilities Corp.	5.200%	7/15/41	700	838
PPL Energy Supply LLC	6.200%	5/15/16	68	78
Progress Energy Inc.	5.625%	1/15/16	205	230
Progress Energy Inc.	3.150%	4/1/22	500	508
Progress Energy Inc.	7.750%	3/1/31	625	866
Progress Energy Inc.	6.000%	12/1/39	410	502
PSEG Power LLC	5.500%	12/1/15	450	500
PSEG Power LLC	5.320%	9/15/16	615	695
PSEG Power LLC	5.125%	4/15/20	150	170
PSEG Power LLC	4.150%	9/15/21	50	54
Public Service Co. of Colorado	5.800%	8/1/18	100	123
Public Service Co. of Colorado	5.125%	6/1/19	175	211
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,076
Public Service Co. of Colorado	6.250%	9/1/37	300	404
Public Service Co. of Colorado	3.600%	9/15/42	225	211
Public Service Co. of Oklahoma	5.150%	12/1/19	600	698
Public Service Co. of Oklahoma	4.400%	2/1/21	500	561
Public Service Co. of Oklahoma	6.625%	11/15/37	275	358
Public Service Electric & Gas Co.	2.700%	5/1/15	225	235
Public Service Electric & Gas Co.	5.500%	3/1/40	300	376
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,533
Puget Sound Energy Inc.	5.483%	6/1/35	100	121
Puget Sound Energy Inc.	6.274%	3/15/37	500	663
Puget Sound Energy Inc.	5.757%	10/1/39	495	628
Puget Sound Energy Inc.	4.434%	11/15/41	275	295

San Diego Gas & Electric Co.	5.300%	11/15/15	100	112
San Diego Gas & Electric Co.	5.350%	5/15/35	100	123
San Diego Gas & Electric Co.	5.350%	5/15/40	500	620
San Diego Gas & Electric Co.	4.500%	8/15/40	255	282
SCANA Corp.	4.750%	5/15/21	205	228
SCANA Corp.	4.125%	2/1/22	1,125	1,181
Sierra Pacific Power Co.	6.000%	5/15/16	525	606
Sierra Pacific Power Co.	6.750%	7/1/37	400	545
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	599
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	193
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	122
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	205
Southern California Edison Co.	4.650%	4/1/15	775	835
Southern California Edison Co.	5.000%	1/15/16	275	308
Southern California Edison Co.	3.875%	6/1/21	350	391
Southern California Edison Co.	6.650%	4/1/29	225	295
Southern California Edison Co.	5.750%	4/1/35	508	633
Southern California Edison Co.	5.350%	7/15/35	800	952
Southern California Edison Co.	4.500%	9/1/40	205	222
Southern California Edison Co.	4.050%	3/15/42	425	432
Southern California Edison Co.	3.900%	3/15/43	475	468
Southern Co.	1.950%	9/1/16	410	423
Southern Power Co.	4.875%	7/15/15	1,325	1,445
Southern Power Co.	5.150%	9/15/41	1,210	1,359
Southwestern Electric Power Co.	5.875%	3/1/18	25	29
Southwestern Electric Power Co.	6.450%	1/15/19	250	305
Southwestern Electric Power Co.	6.200%	3/15/40	75	94
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	375	513
TECO Finance Inc.	4.000%	3/15/16	100	108
TECO Finance Inc.	6.572%	11/1/17	330	399
TECO Finance Inc.	5.150%	3/15/20	125	145
TransAlta Corp.	6.650%	5/15/18	100	117
Tucson Electric Power Co.	5.150%	11/15/21	130	144
UIL Holdings Corp.	4.625%	10/1/20	100	106
Union Electric Co.	6.700%	2/1/19	235	296
Virginia Electric & Power Co.	5.400%	1/15/16	700	792
Virginia Electric & Power Co.	6.000%	5/15/37	550	716
Virginia Electric & Power Co.	8.875%	11/15/38	100	168
Virginia Electric & Power Co.	4.000%	1/15/43	850	850
Westar Energy Inc.	4.125%	3/1/42	525	539
Westar Energy Inc.	4.100%	4/1/43	225	228
Wisconsin Electric Power Co.	6.000%	4/1/14	550	579
Wisconsin Electric Power Co.	4.250%	12/15/19	175	200
Wisconsin Electric Power Co.	2.950%	9/15/21	635	669
Wisconsin Electric Power Co.	5.625%	5/15/33	200	247
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	570
Wisconsin Power & Light Co.	5.000%	7/15/19	25	30
Wisconsin Power & Light Co.	2.250%	11/15/22	275	271
Wisconsin Power & Light Co.	6.375%	8/15/37	300	409
Wisconsin Public Service Corp.	3.671%	12/1/42	75	73
Xcel Energy Inc.	5.613%	4/1/17	631	730
Xcel Energy Inc.	4.700%	5/15/20	305	354
Xcel Energy Inc.	6.500%	7/1/36	635	848

Natural Gas (0.4%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,345

AGL Capital Corp.	5.875%	3/15/41	125	158
Atmos Energy Corp.	8.500%	3/15/19	250	339
Atmos Energy Corp.	5.500%	6/15/41	800	963
Boardwalk Pipelines LP	5.500%	2/1/17	200	224
Boardwalk Pipelines LP	3.375%	2/1/23	325	318
British Transco Finance Inc.	6.625%	6/1/18	430	529
Buckeye Partners LP	6.050%	1/15/18	25	29
Buckeye Partners LP	4.875%	2/1/21	650	698
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	581
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	301
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	94
DCP Midstream Operating LP	3.250%	10/1/15	175	182
DCP Midstream Operating LP	2.500%	12/1/17	225	228
DCP Midstream Operating LP	4.950%	4/1/22	75	82
DCP Midstream Operating LP	3.875%	3/15/23	225	226
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	827
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	1,000	1,207
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	142
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,427
Energy Transfer Partners LP	5.950%	2/1/15	630	682
Energy Transfer Partners LP	6.125%	2/15/17	300	347
Energy Transfer Partners LP	9.000%	4/15/19	254	336
Energy Transfer Partners LP	4.650%	6/1/21	545	594
Energy Transfer Partners LP	5.200%	2/1/22	75	84
Energy Transfer Partners LP	3.600%	2/1/23	1,000	996
Energy Transfer Partners LP	6.625%	10/15/36	150	172
Energy Transfer Partners LP	7.500%	7/1/38	500	628
Energy Transfer Partners LP	6.050%	6/1/41	150	163
Energy Transfer Partners LP	6.500%	2/1/42	725	829
Energy Transfer Partners LP	5.150%	2/1/43	925	921
8 Enron Corp.	9.125%	4/1/03	700	—
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,271
Enterprise Products Operating LLC	6.300%	9/15/17	175	211
Enterprise Products Operating LLC	6.650%	4/15/18	50	62
Enterprise Products Operating LLC	6.500%	1/31/19	50	62
Enterprise Products Operating LLC	5.200%	9/1/20	410	482
Enterprise Products Operating LLC	3.350%	3/15/23	350	357
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,785
Enterprise Products Operating LLC	7.550%	4/15/38	450	615
Enterprise Products Operating LLC	5.950%	2/1/41	495	576
Enterprise Products Operating LLC	4.850%	8/15/42	850	867
Enterprise Products Operating LLC	4.850%	3/15/44	450	459
4 Enterprise Products Operating LLC	8.375%	8/1/66	250	287
4 Enterprise Products Operating LLC	7.034%	1/15/68	600	694
KeySpan Corp.	8.000%	11/15/30	200	269
KeySpan Corp.	5.803%	4/1/35	250	286
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	508
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,058
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	896
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	896
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	187
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	477
Kinder Morgan Energy Partners LP	3.450%	2/15/23	175	177
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	225
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	338

Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	239
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	418
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,875	2,269
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,215
Kinder Morgan Energy Partners LP	5.000%	8/15/42	175	177
Magellan Midstream Partners LP	5.650%	10/15/16	560	638
Magellan Midstream Partners LP	6.550%	7/15/19	625	773
Magellan Midstream Partners LP	4.200%	12/1/42	450	424
National Fuel Gas Co.	6.500%	4/15/18	750	900
National Fuel Gas Co.	3.750%	3/1/23	500	506
National Grid plc	6.300%	8/1/16	275	320
Nisource Finance Corp.	5.400%	7/15/14	300	317
Nisource Finance Corp.	6.400%	3/15/18	615	740
Nisource Finance Corp.	6.800%	1/15/19	750	914
Nisource Finance Corp.	6.125%	3/1/22	450	538
Nisource Finance Corp.	6.250%	12/15/40	400	473
ONEOK Inc.	5.200%	6/15/15	300	326
ONEOK Inc.	4.250%	2/1/22	750	796
ONEOK Inc.	6.000%	6/15/35	440	488
ONEOK Partners LP	3.250%	2/1/16	50	53
ONEOK Partners LP	6.150%	10/1/16	410	474
ONEOK Partners LP	2.000%	10/1/17	625	632
ONEOK Partners LP	8.625%	3/1/19	400	531
ONEOK Partners LP	3.375%	10/1/22	250	248
ONEOK Partners LP	6.650%	10/1/36	1,025	1,241
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	952
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	62
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	170
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,302
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	260
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	50	48
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.500%	6/1/16	615	715
Sempra Energy	6.150%	6/15/18	750	914
Sempra Energy	6.000%	10/15/39	705	874
Southern California Gas Co.	5.750%	11/15/35	25	32
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	175
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,370
Spectra Energy Capital LLC	5.668%	8/15/14	400	426
Spectra Energy Capital LLC	8.000%	10/1/19	165	218
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	300	296
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	360
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	450	436
Texas Eastern Transmission LP	7.000%	7/15/32	500	666
Texas Gas Transmission LLC	4.600%	6/1/15	250	269
TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	374
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,924
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	979
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	952
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	152

TransCanada PipeLines Ltd.	6.200%	10/15/37	100	126
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	593
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	427
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	248
Western Gas Partners LP	5.375%	6/1/21	500	563
Williams Cos. Inc.	7.500%	1/15/31	321	395
Williams Cos. Inc.	7.750%	6/15/31	407	511
Williams Partners LP	3.800%	2/15/15	125	132
Williams Partners LP	5.250%	3/15/20	1,895	2,162
Williams Partners LP	6.300%	4/15/40	675	793
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	601

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	149
American Water Capital Corp.	6.593%	10/15/37	500	653
American Water Capital Corp.	4.300%	12/1/42	125	129
United Utilities plc	5.375%	2/1/19	325	360
Veolia Environnement SA	6.000%	6/1/18	600	700

				188,307
Total Corporate Bonds (Cost $1,567,152)				1,683,406
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	3.000%	5/27/14	1,490	1,536
African Development Bank	1.125%	3/15/17	1,550	1,577
Asian Development Bank	2.750%	5/21/14	1,175	1,207
Asian Development Bank	0.875%	6/10/14	300	302
Asian Development Bank	4.250%	10/20/14	300	318
Asian Development Bank	2.625%	2/9/15	2,745	2,855
Asian Development Bank	0.500%	8/17/15	700	702
Asian Development Bank	2.500%	3/15/16	775	820
Asian Development Bank	5.500%	6/27/16	100	116
Asian Development Bank	1.125%	3/15/17	1,325	1,347
Asian Development Bank	5.593%	7/16/18	500	611
Asian Development Bank	1.875%	10/23/18	530	554
Asian Development Bank	1.750%	3/21/19	475	491
Asian Development Bank	1.375%	3/23/20	2,250	2,250
Banco do Brasil SA	3.875%	1/23/17	200	209
Banco do Brasil SA	3.875%	10/10/22	1,000	965
Canada	2.375%	9/10/14	615	634
Canada	0.875%	2/14/17	2,050	2,068
China Development Bank Corp.	4.750%	10/8/14	450	474
China Development Bank Corp.	5.000%	10/15/15	175	192
4 Republic of Colombia	2.625%	3/15/23	825	794
Corp. Andina de Fomento	5.125%	5/5/15	450	483
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,865
Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,492
7 Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	600	588
Council Of Europe Development Bank	2.750%	2/10/15	275	287
Council Of Europe Development Bank	2.625%	2/16/16	735	778
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,018
Council Of Europe Development Bank	1.000%	3/7/18	525	522
9 Development Bank of Japan Inc.	4.250%	6/9/15	910	982
Ecopetrol SA	7.625%	7/23/19	700	876
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,048

European Bank for Reconstruction &
Development	1.625%	9/3/15	100	103
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	529
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,556
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	999
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	699
European Bank for Reconstruction &
Development	1.500%	3/16/20	650	653
European Investment Bank	2.375%	3/14/14	375	382
European Investment Bank	3.000%	4/8/14	1,000	1,027
European Investment Bank	1.500%	5/15/14	475	481
European Investment Bank	4.625%	5/15/14	2,000	2,095
European Investment Bank	3.125%	6/4/14	3,180	3,283
European Investment Bank	1.125%	8/15/14	500	505
European Investment Bank	0.875%	12/15/14	430	434
European Investment Bank	2.875%	1/15/15	450	470
European Investment Bank	2.750%	3/23/15	900	941
European Investment Bank	1.125%	4/15/15	3,150	3,196
European Investment Bank	1.625%	9/1/15	6,955	7,151
European Investment Bank	1.375%	10/20/15	2,855	2,920
European Investment Bank	4.875%	2/16/16	550	618
European Investment Bank	2.250%	3/15/16	4,050	4,253
European Investment Bank	0.625%	4/15/16	1,200	1,203
European Investment Bank	2.500%	5/16/16	525	556
European Investment Bank	2.125%	7/15/16	1,000	1,047
European Investment Bank	5.125%	9/13/16	1,500	1,727
European Investment Bank	1.250%	10/14/16	950	969
European Investment Bank	4.875%	1/17/17	1,225	1,408
European Investment Bank	1.750%	3/15/17	1,125	1,164
European Investment Bank	5.125%	5/30/17	800	937
European Investment Bank	1.625%	6/15/17	100	103
European Investment Bank	1.125%	9/15/17	450	454
European Investment Bank	1.000%	12/15/17	300	299
European Investment Bank	1.000%	3/15/18	950	944
European Investment Bank	2.875%	9/15/20	1,650	1,777
European Investment Bank	4.000%	2/16/21	4,000	4,628
Export Development Canada	2.250%	5/28/15	150	156
Export Development Canada	1.250%	10/26/16	1,970	2,019
Export Development Canada	0.750%	12/15/17	900	902
Export-Import Bank of Korea	5.875%	1/14/15	800	866
Export-Import Bank of Korea	5.125%	3/16/15	150	162
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,098
Export-Import Bank of Korea	3.750%	10/20/16	300	323
Export-Import Bank of Korea	4.000%	1/11/17	725	792
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,717
Federative Republic of Brazil	7.875%	3/7/15	475	537
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,960
4 Federative Republic of Brazil	8.000%	1/15/18	889	1,041
Federative Republic of Brazil	5.875%	1/15/19	875	1,052
Federative Republic of Brazil	8.875%	10/14/19	175	245
Federative Republic of Brazil	4.875%	1/22/21	4,405	5,097
Federative Republic of Brazil	2.625%	1/5/23	325	312
Federative Republic of Brazil	8.875%	4/15/24	325	499

	Federative Republic of Brazil	8.750%	2/4/25	800	1,222
	Federative Republic of Brazil	10.125%	5/15/27	875	1,503
	Federative Republic of Brazil	8.250%	1/20/34	1,075	1,629
	Federative Republic of Brazil	7.125%	1/20/37	650	897
	Federative Republic of Brazil	11.000%	8/17/40	1,650	2,038
	Federative Republic of Brazil	5.625%	1/7/41	2,450	2,860
	FMS Wertmanagement AoeR	0.625%	4/18/16	400	400
	FMS Wertmanagement AoeR	1.000%	11/21/17	475	476
	Hydro-Quebec	2.000%	6/30/16	1,425	1,484
	Hydro-Quebec	8.400%	1/15/22	1,235	1,763
	Inter-American Development Bank	3.000%	4/22/14	1,825	1,876
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,143
	Inter-American Development Bank	1.375%	10/18/16	390	400
	Inter-American Development Bank	1.125%	3/15/17	100	102
	Inter-American Development Bank	2.375%	8/15/17	250	267
	Inter-American Development Bank	0.875%	3/15/18	350	349
	Inter-American Development Bank	1.750%	8/24/18	4,055	4,206
	Inter-American Development Bank	3.875%	9/17/19	100	116
	Inter-American Development Bank	3.875%	2/14/20	500	581
	Inter-American Development Bank	7.000%	6/15/25	250	358
	Inter-American Development Bank	3.875%	10/28/41	800	846
	International Bank for Reconstruction &
	Development	1.125%	8/25/14	1,725	1,744
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	5,230	5,453
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	2,600	2,725
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	200	227
	International Bank for Reconstruction &
	Development	0.500%	4/15/16	125	125
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	405	411
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	3,500	3,522
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	37
	International Bank for Reconstruction &
	Development	2.125%	2/13/23	150	151
	International Finance Corp.	3.000%	4/22/14	875	900
	International Finance Corp.	2.750%	4/20/15	900	944
	International Finance Corp.	2.250%	4/11/16	525	553
	International Finance Corp.	0.500%	5/16/16	250	250
	International Finance Corp.	1.125%	11/23/16	2,150	2,192
	International Finance Corp.	1.000%	4/24/17	575	583
	International Finance Corp.	2.125%	11/17/17	950	1,007
	International Finance Corp.	0.625%	12/21/17	625	620
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	652
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,480
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	736
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	634
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	604
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	653
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	541
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	580
10 KFW		1.500%	4/4/14	225	228
10 KFW		4.125%	10/15/14	25	26

10 KFW	2.750%	10/21/14	7,385	7,667
10 KFW	1.000%	1/12/15	3,800	3,841
10 KFW	2.625%	3/3/15	1,275	1,329
10 KFW	0.625%	4/24/15	100	100
10 KFW	1.250%	10/26/15	550	560
10 KFW	5.125%	3/14/16	775	878
10 KFW	0.500%	4/19/16	2,000	1,998
10 KFW	2.000%	6/1/16	1,250	1,305
10 KFW	1.250%	10/5/16	2,545	2,596
10 KFW	1.250%	2/15/17	3,425	3,494
10 KFW	4.375%	3/15/18	3,450	3,989
10 KFW	4.500%	7/16/18	350	411
10 KFW	4.875%	6/17/19	4,775	5,781
10 KFW	4.000%	1/27/20	150	173
10 KFW	2.750%	9/8/20	4,500	4,868
10 KFW	2.375%	8/25/21	410	425
10 KFW	2.000%	10/4/22	1,575	1,552
10 KFW	2.125%	1/17/23	1,750	1,760
10 KFW	0.000%	4/18/36	500	229
Korea Development Bank	4.375%	8/10/15	700	751
Korea Development Bank	3.250%	3/9/16	970	1,024
Korea Development Bank	4.000%	9/9/16	750	816
Korea Finance Corp.	4.625%	11/16/21	1,375	1,551
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	344
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,142
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,430
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,022
[10] Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	995
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	624
[10] Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	425
Nexen Inc.	7.875%	3/15/32	100	146
Nexen Inc.	5.875%	3/10/35	410	495
Nexen Inc.	6.400%	5/15/37	800	1,034
Nexen Inc.	7.500%	7/30/39	625	914
Nordic Investment Bank	2.625%	10/6/14	475	490
Nordic Investment Bank	2.500%	7/15/15	810	847
Nordic Investment Bank	2.250%	3/15/16	450	473
Nordic Investment Bank	0.750%	1/17/18	2,700	2,682
North American Development Bank	4.375%	2/11/20	125	139
North American Development Bank	2.400%	10/26/22	350	336
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,030
[11] Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	650
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	347
4 Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,861
Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,463
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,201
Pemex Project Funding Master Trust	6.625%	6/15/38	375	448
People's Republic of China	4.750%	10/29/13	200	205
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	327
Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	434
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,271
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,371
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	103
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	675
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	1,034
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,865	2,055
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	1,600	1,732

Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,741
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,750	1,974
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,099
Petroleos Mexicanos	8.000%	5/3/19	700	899
Petroleos Mexicanos	6.000%	3/5/20	425	503
Petroleos Mexicanos	5.500%	1/21/21	2,730	3,143
Petroleos Mexicanos	4.875%	1/24/22	1,950	2,155
Petroleos Mexicanos	6.500%	6/2/41	300	354
7 Petroleos Mexicanos	5.500%	6/27/44	250	260
Petroleos Mexicanos	5.500%	6/27/44	825	852
Province of British Columbia	2.850%	6/15/15	750	790
Province of British Columbia	2.100%	5/18/16	2,020	2,118
Province of British Columbia	2.000%	10/23/22	300	294
Province of Manitoba	1.375%	4/28/14	400	405
Province of Manitoba	4.900%	12/6/16	1,235	1,425
Province of Manitoba	1.125%	6/1/18	300	301
Province of Manitoba	2.100%	9/6/22	300	297
Province of New Brunswick	2.750%	6/15/18	725	780
Province of Nova Scotia	2.375%	7/21/15	560	584
Province of Nova Scotia	5.125%	1/26/17	500	580
Province of Ontario	4.100%	6/16/14	1,625	1,700
Province of Ontario	2.950%	2/5/15	250	262
Province of Ontario	0.950%	5/26/15	1,050	1,060
Province of Ontario	2.700%	6/16/15	875	917
Province of Ontario	4.750%	1/19/16	75	84
Province of Ontario	2.300%	5/10/16	1,460	1,535
Province of Ontario	1.600%	9/21/16	5,850	6,025
Province of Ontario	1.100%	10/25/17	1,050	1,052
Province of Ontario	3.150%	12/15/17	100	109
Province of Ontario	1.200%	2/14/18	1,200	1,203
Province of Ontario	3.000%	7/16/18	400	435
Province of Ontario	1.650%	9/27/19	925	923
Province of Ontario	4.000%	10/7/19	850	968
Province of Ontario	4.400%	4/14/20	475	556
Province of Ontario	2.450%	6/29/22	100	101
Quebec	2.625%	2/13/23	1,550	1,563
Quebec	4.875%	5/5/14	250	262
Quebec	4.600%	5/26/15	350	381
Quebec	5.125%	11/14/16	525	606
Quebec	4.625%	5/14/18	450	525
Quebec	3.500%	7/29/20	1,530	1,694
Quebec	2.750%	8/25/21	875	911
Quebec	7.125%	2/9/24	400	552
Quebec	7.500%	9/15/29	475	710
Region of Lombardy Italy	5.804%	10/25/32	500	474
Republic of Chile	3.875%	8/5/20	300	330
Republic of Chile	3.250%	9/14/21	800	837
Republic of Chile	2.250%	10/30/22	150	144
Republic of Chile	3.625%	10/30/42	800	733
Republic of Colombia	8.250%	12/22/14	200	226
Republic of Colombia	7.375%	1/27/17	700	853
Republic of Colombia	7.375%	3/18/19	825	1,062
Republic of Colombia	4.375%	7/12/21	2,130	2,390
Republic of Colombia	8.125%	5/21/24	400	575
Republic of Colombia	7.375%	9/18/37	200	286
Republic of Colombia	6.125%	1/18/41	1,775	2,228
Republic of Italy	4.500%	1/21/15	800	833

Republic of Italy	3.125%	1/26/15	1,160	1,179
Republic of Italy	4.750%	1/25/16	1,225	1,291
Republic of Italy	5.250%	9/20/16	3,445	3,690
Republic of Italy	5.375%	6/12/17	950	1,032
Republic of Italy	6.875%	9/27/23	125	143
Republic of Italy	5.375%	6/15/33	1,400	1,408
Republic of Korea	5.750%	4/16/14	875	926
Republic of Korea	4.875%	9/22/14	615	657
Republic of Korea	7.125%	4/16/19	425	550
Republic of Panama	5.200%	1/30/20	2,045	2,382
Republic of Panama	7.125%	1/29/26	900	1,206
4 Republic of Panama	6.700%	1/26/36	584	773
Republic of Peru	7.125%	3/30/19	500	640
Republic of Peru	7.350%	7/21/25	900	1,267
Republic of Peru	8.750%	11/21/33	1,225	1,998
Republic of Peru	5.625%	11/18/50	1,475	1,755
Republic of Poland	3.875%	7/16/15	775	821
Republic of Poland	5.000%	10/19/15	375	412
Republic of Poland	6.375%	7/15/19	3,040	3,735
Republic of Poland	5.125%	4/21/21	900	1,039
Republic of Poland	5.000%	3/23/22	415	475
Republic of Poland	3.000%	3/17/23	1,000	970
Republic of South Africa	6.875%	5/27/19	875	1,064
Republic of South Africa	5.500%	3/9/20	1,985	2,270
Republic of South Africa	4.665%	1/17/24	100	107
Republic of South Africa	6.250%	3/8/41	700	848
State of Israel	5.500%	11/9/16	1,320	1,511
State of Israel	5.125%	3/26/19	300	350
State of Israel	4.000%	6/30/22	300	325
State of Israel	3.150%	6/30/23	1,100	1,100
State of Israel	4.500%	1/30/43	550	530
Statoil ASA	3.875%	4/15/14	300	311
Statoil ASA	2.900%	10/15/14	75	78
Statoil ASA	3.125%	8/17/17	1,085	1,179
Statoil ASA	1.200%	1/17/18	2,000	2,010
Statoil ASA	5.250%	4/15/19	1,060	1,279
Statoil ASA	3.150%	1/23/22	125	133
Statoil ASA	2.450%	1/17/23	400	395
Statoil ASA	7.150%	1/15/29	250	356
Statoil ASA	5.100%	8/17/40	300	354
Statoil ASA	4.250%	11/23/41	325	337
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,067
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,112
Svensk Exportkredit AB	1.750%	5/30/17	125	129
United Mexican States	5.875%	2/17/14	325	338
United Mexican States	6.625%	3/3/15	493	547
United Mexican States	11.375%	9/15/16	100	135
United Mexican States	5.625%	1/15/17	5,505	6,342
United Mexican States	5.950%	3/19/19	1,725	2,087
United Mexican States	3.625%	3/15/22	750	796
United Mexican States	6.750%	9/27/34	932	1,243
United Mexican States	6.050%	1/11/40	1,715	2,127
United Mexican States	4.750%	3/8/44	1,542	1,587
United Mexican States	5.750%	10/12/10	3,692	4,061
Total Sovereign Bonds (Cost $334,138)				352,303

Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	140
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	58
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	199
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	648
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	100
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	256
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	128
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	238
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	443
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	179
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	710	1,000
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	400	414
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	150	157
California GO	5.750%	3/1/17	150	176
California GO	6.200%	10/1/19	1,600	1,964
California GO	5.700%	11/1/21	250	304
California GO	7.500%	4/1/34	2,270	3,178
California GO	7.550%	4/1/39	2,005	2,897
California GO	7.300%	10/1/39	150	209
California GO	7.350%	11/1/39	825	1,156
California GO	7.625%	3/1/40	450	648
California GO	7.600%	11/1/40	350	511
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	124
Chicago IL Board of Education GO	6.319%	11/1/29	50	58
Chicago IL Board of Education GO	6.138%	12/1/39	100	110
Chicago IL GO	7.781%	1/1/35	100	129
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	150	193
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	58
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	97
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	228
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	908
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	94
Chicago IL Water Revenue	6.742%	11/1/40	75	101
Clark County NV Airport Revenue	6.881%	7/1/42	75	88

Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	396
Connecticut GO	5.090%	10/1/30	75	87
Connecticut GO	5.850%	3/15/32	610	778
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	183
Cook County IL GO	6.229%	11/15/34	100	114
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	66
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	126
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	58
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	266
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	90
Dallas TX Independent School District GO	6.450%	2/15/35	150	186
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	30
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	93
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	100	134
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	93
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	250	256
George Washington University District of
Columbia GO	3.485%	9/15/22	500	529
Georgia GO	4.503%	11/1/25	325	380
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	960
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	353
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	169
Harvard University Massachusetts GO	4.875%	10/15/40	200	237
Howard Hughes Medical Institute Maryland
Revenue	3.450%	9/1/14	200	209
Illinois GO	4.511%	3/1/15	375	397
Illinois GO	5.365%	3/1/17	375	420
Illinois GO	5.877%	3/1/19	600	690
Illinois GO	4.950%	6/1/23	1,450	1,521
Illinois GO	5.100%	6/1/33	2,520	2,490
Illinois GO	6.630%	2/1/35	100	113
Illinois GO	6.725%	4/1/35	275	312
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	92
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	619
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	400	410
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	234
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	50	52
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	85
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	345
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	123

Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	410
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	119
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	578
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	719
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,300
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	136
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	154
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	262
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	66
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	132
Massachusetts GO	4.200%	12/1/21	225	257
Massachusetts GO	5.456%	12/1/39	535	661
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	158
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	435	521
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	126
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	155
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	95
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	75	93
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	121
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,095
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	910	1,110
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	176
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	350	464
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	360	374
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	548
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	427
New York City NY GO	6.246%	6/1/35	100	119
New York City NY GO	5.968%	3/1/36	560	713
New York City NY GO	5.985%	12/1/36	75	94
New York City NY GO	5.517%	10/1/37	50	60
New York City NY GO	6.271%	12/1/37	600	791
New York City NY GO	5.846%	6/1/40	100	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	130

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	579
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	134
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	101
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	710	939
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	341
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	125
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	184
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	766
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	772
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	118
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	746
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	646
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	122
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	368
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	92
New York University Hospitals Center GO	4.428%	7/1/42	200	195
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	272
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	201
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,765	1,881
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	115
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	105
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	75	96
Oregon GO	5.762%	6/1/23	250	313
Oregon GO	5.892%	6/1/27	375	477
[13] Oregon School Boards Association GO	4.759%	6/30/28	300	347
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	148
Pennsylvania GO	4.650%	2/15/26	125	146
Pennsylvania GO	5.350%	5/1/30	400	465

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	118
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	89
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	90
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	162
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	555
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	592
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,074
Princeton University New Jersey GO	5.700%	3/1/39	300	392
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	200	200
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	200	202
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	201
Rutgers State University NJ Revenue	5.665%	5/1/40	75	93
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	86
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	294
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	127
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	375	408
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	130
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	75	93
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	696
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	788
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	566
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	75	99
Texas GO	5.517%	4/1/39	410	523
Texas Transportation Commission Revenue	5.028%	4/1/26	100	122
Texas Transportation Commission Revenue	5.178%	4/1/30	275	337
Texas Transportation Commission Revenue	4.631%	4/1/33	300	345
Texas Transportation Commission Revenue	4.681%	4/1/40	100	115
Tufts University Massachusetts GO	5.017%	4/15/12	550	598
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	198
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	162
University of California Revenue	0.887%	7/1/13	75	75
University of California Revenue	1.796%	7/1/19	175	175
University of California Revenue	6.270%	5/15/31	1,000	1,155
University of California Revenue	5.770%	5/15/43	410	495
University of California Revenue	5.946%	5/15/45	275	335

University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	91
University of Southern California Revenue	5.250%	10/1/11	200	239
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	100	125
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	88
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	182
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	385	443
Utah GO	4.554%	7/1/24	125	146
Utah GO	3.539%	7/1/25	50	55
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	605
Washington GO	5.481%	8/1/39	50	63
Washington GO	5.140%	8/1/40	480	573
[14] Wisconsin GO	4.800%	5/1/13	275	276
[14] Wisconsin GO	5.700%	5/1/26	325	394
Total Taxable Municipal Bonds (Cost $59,669)				69,545
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.0%)[1]
Money Market Fund (3.9%)
[15,16] Vanguard Market Liquidity Fund	0.147%		739,178,436	739,178
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3 Fannie Mae Discount Notes	0.120%	6/24/13	600	600
[2,17] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	1,000	1,000
[2,17] Federal Home Loan Bank Discount Notes	0.139%	5/29/13	2,100	2,100
[2,17] Federal Home Loan Bank Discount Notes	0.115%	7/26/13	5,000	4,997
				8,697
Total Temporary Cash Investments (Cost $747,875)				747,875
Total Investments (103.0%) (Cost $14,729,703)				19,437,582
Other Assets and Liabilities-Net (-3.0%)[16]				(564,763)
Net Assets (100%)				18,872,819

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,135,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 3.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2013.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the aggregate value of these securities was $28,177,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16 Includes $5,676,000 of collateral received for securities on loan.
17 Securities with a value of $3,901,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Balanced Index Fund

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,311,393	—	27
U.S. Government and Agency Obligations	—	5,093,259	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	179,774	—
Corporate Bonds	—	1,683,406	—
Sovereign Bonds	—	352,303	—
Taxable Municipal Bonds	—	69,545	—
Temporary Cash Investments	739,178	8,697	—
Futures Contracts—Assets[1]	325	—	—
Total	12,050,896	7,386,984	27
1 Represents variation margin on the last day of the reporting period.

Balanced Index Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	223	17,424	124
S&P 500 Index	June 2013	146	57,039	875
E-mini Russell 2000 Index	June 2013	55	5,219	85
E-mni S&P Midcap Index	June 2013	50	5,755	114

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2013, the cost of investment securities for tax purposes was $14,729,798,000. Net unrealized appreciation of investment securities for tax purposes was $4,707,784,000, consisting of unrealized gains of $5,117,626,000 on securities that had risen in value since their purchase and $409,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Consolidated Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Investment Companies (91.9%)
U.S. Stock Funds (60.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,185,226	46,686
	Vanguard REIT Index Fund Investor Shares	397,850	9,322
			56,008
International Stock Fund (21.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,304,123	20,044

Bond Fund (5.0%)
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	458,849	4,676

Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	443,206	4,636

Total Investment Companies (Cost $76,406)			85,364
Temporary Cash Investments (6.6%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund, 0.147%	279,235	279

U.S. Government and Agency Obligations (6.3%)
[3,4] Federal Home Loan Bank Discount Notes, 0.125%, 5/3/13		330	330
3	United States Treasury Bill, 0.121%, 5/30/13	450	450
3	United States Treasury Note/Bond, 1.125%, 6/15/13	1,109	1,111
3	United States Treasury Note/Bond, 1.375%, 5/15/13	446	447
3	United States Treasury Note/Bond, 1.750%, 4/15/13	1,295	1,296
3	United States Treasury Note/Bond, 3.125%, 4/30/13	1,169	1,172
3	United States Treasury Note/Bond, 3.625%, 5/15/13	1,084	1,088
			5,894
Total Temporary Cash Investments (Cost $6,174)			6,173
Total Investments (98.5%) (Cost $82,580)			91,537
Other Assets and Liabilities-Net (1.5%)			1,429
Net Assets (100%)			92,966

1 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 7.8% and -1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio I ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2013, the fund held $6,747,000 in the subsidiary, representing 7.3% of

Managed Payout Growth Focus Fund

the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. (See Note D) Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference in excess of a specified minimum transfer amount is adjusted and settled within two business days.

At March 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	4/30/13	CS	7,253	(0.41%)	—

1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

The fund’s investment in Vanguard Total International Stock Index Fund is normally based on Level 1 inputs but was valued in this report based on Level 2 inputs. The most recent quoted net asset value for this underlying fund was as of March 28, 2013. For financial statement purposes, this net asset

Managed Payout Growth Focus Fund

value was adjusted to revalue certain of the fund’s securities based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's consolidated investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	65,320	20,044	—
Temporary Cash Investments	279	5,894	—
Total	65,599	25,938	—

E. At March 31, 2013, the cost of investment securities for tax purposes was $82,580,000. Net unrealized appreciation of investment securities for tax purposes was $8,957,000, consisting of unrealized gains of $9,612,000 on securities that had risen in value since their purchase and $655,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Investment Companies (92.2%)
U.S. Stock Funds (50.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,562,088	179,701
	Vanguard REIT Index Fund Investor Shares	1,926,390	45,135
			224,836
International Stock Fund (17.1%)
	Vanguard Total International Stock Index Fund Investor Shares	4,997,109	76,805

Bond Funds (15.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	4,130,085	45,059
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	2,218,724	22,609
			67,668
Market Neutral Fund (10.0%)
	Vanguard Market Neutral Fund Investor Shares	4,278,396	44,752

Total Investment Companies (Cost $365,172)			414,061
Temporary Cash Investments (6.5%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.147%	53,091	53

U.S. Government and Agency Obligations (6.5%)
[3,4] Federal Home Loan Bank Discount Notes, 0.125%, 5/3/13		1,500	1,500
3	United States Treasury Bill, 0.121%, 5/30/13	2,000	2,000
3	United States Treasury Note/Bond, 3.625%, 5/15/13	5,174	5,196
3	United States Treasury Note/Bond, 3.125%, 4/30/13	6,358	6,373
3	United States Treasury Note/Bond, 1.750%, 4/15/13	6,648	6,652
3	United States Treasury Note/Bond, 1.375%, 5/15/13	2,151	2,155
3	United States Treasury Note/Bond, 1.125%, 6/15/13	5,321	5,332
			29,208
Total Temporary Cash Investments (Cost $29,264)			29,261
Total Investments (98.7%) (Cost $394,436)			443,322
Other Assets and Liabilities-Net (1.3%)			6,062
Net Assets (100%)			449,384

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 7.9% and -1.4%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth & Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio II ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments

Managed Payout Growth and Distribution Fund

held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2013, the fund held $33,731,000 in the subsidiary, representing 7.5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. (See Note D) Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference in excess of a specified minimum transfer amount is adjusted and settled within two business days.

At March 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	4/30/13	CS	35,336	(0.41%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

The fund’s investment in Vanguard Total International Stock Index Fund is normally based on Level 1 inputs but was valued in this report based on Level 2 inputs. The most recent quoted net asset value

Managed Payout Growth and Distribution Fund

for this underlying fund was as of March 28, 2013. For financial statement purposes, this net asset value was adjusted to revalue certain of the fund’s securities based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's consolidated investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	337,256	76,805	—
Temporary Cash Investments	53	29,208	—
Total	337,309	106,013	—

E. At March 31, 2013, the cost of investment securities for tax purposes was $394,436,000. Net unrealized appreciation of investment securities for tax purposes was $48,886,000, consisting of unrealized gains of $50,499,000 on securities that had risen in value since their purchase and $1,613,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Investment Companies (92.2%)
U.S. Stock Funds (43.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,758,110	226,812
	Vanguard REIT Index Fund Investor Shares	2,961,773	69,394
			296,206
International Stock Fund (14.2%)
	Vanguard Total International Stock Index Fund Investor Shares	6,326,954	97,245

Bond Funds (20.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	9,449,487	103,094
	Vanguard Intermediate-Term Investment Grade Fund Investor Shares	3,377,665	34,418
			137,512
Market Neutral Fund (14.9%)
	Vanguard Market Neutral Fund Investor Shares	9,816,819	102,684

Total Investment Companies (Cost $562,787)			633,647
Temporary Cash Investments (6.4%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.147%	216,812	217

U.S. Government and Agency Obligations (6.4%)
3	United States Treasury Note/Bond, 3.625%, 5/15/13	7,683	7,716
3	United States Treasury Note/Bond, 3.125%, 4/30/13	7,933	7,952
3	United States Treasury Note/Bond, 1.750%, 4/15/13	9,179	9,185
3	United States Treasury Note/Bond, 1.375%, 5/15/13	3,860	3,866
3	United States Treasury Note/Bond, 1.125%, 6/15/13	8,542	8,560
[3,4] Federal Home Loan Bank Discount Notes, 0.125%, 5/3/13		3,160	3,160
3	United States Treasury Bill, 0.121%, 5/30/13	3,500	3,499
			43,938
Total Temporary Cash Investments (Cost $44,160)			44,155
Total Investments (98.6%) (Cost $606,947)			677,802
Other Assets and Liabilities-Net (1.4%)			9,892
Net Assets (100%)			687,694

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 7.8% and -1.4%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Basis for Consolidation: Vanguard MPF Portfolio III ("the subsidiary"), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments

Managed Payout Distribution Focus Fund

held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2013, the fund held $51,268,000 in the subsidiary, representing 7.5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. (See Note D) Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The subsidiary attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference in excess of a specified minimum transfer amount is adjusted and settled within two business days.

At March 31, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34 Total Return
Index	4/30/13	CS	54,024	(0.41%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

The fund’s investment in Vanguard Total International Stock Index Fund is normally based on Level 1 inputs but was valued in this report based on Level 2 inputs. The most recent quoted net asset value

Managed Payout Distribution Focus Fund

for this underlying fund was as of March 28, 2013. For financial statement purposes, this net asset value was adjusted to revalue certain of the fund’s securities based on March 29, 2013, closing prices because their local markets were open while U.S. markets were closed.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's consolidated investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	536,402	97,245	—
Temporary Cash Investments	217	43,938	—
Total	536,619	141,183	—

E. At March 31, 2013, the cost of investment securities for tax purposes was $606,947,000. Net unrealized appreciation of investment securities for tax purposes was $70,855,000, consisting of unrealized gains of $73,277,000 on securities that had risen in value since their purchase and $2,422,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.